                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                          U.S. GLOBAL INVESTORS FUNDS

                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
              (Address of principal executive offices) (Zip code)

                             SUSAN B. MCGEE, ESQ.
                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 210-308-1234

                      Date of fiscal year end: OCTOBER 31

                  Date of reporting period: OCTOBER 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.


U.S. GLOBAL INVESTORS FUNDS


 ANNUAL REPORT

OCTOBER 31, 2008


 TABLE OF CONTENTS

Letter to Shareholders                                                    1

Management Teams' Perspectives                                            7

Expense Example                                                          32

Portfolios of Investments                                                34

Notes to Portfolios of Investments                                       49

Statements of Assets and Liabilities                                     50

Statements of Operations                                                 52

Statements of Changes in Net Assets                                      54

Notes to Financial Statements                                            57

Financial Highlights                                                     68

Report of Independent Registered
  Public Accounting Firm                                                 72

Trustees and Officers                                                    73

Additional Information                                                   76

 NASDAQ SYMBOLS


U.S. GLOBAL INVESTORS FUNDS IN THIS REPORT
------------------------------------------

HOLMES GROWTH FUND                                                    ACBGX

GLOBAL MEGATRENDS FUND                                                MEGAX

EASTERN EUROPEAN FUND                                                 EUROX

GLOBAL EMERGING MARKETS FUND                                          GEMFX


OTHER U.S. GLOBAL INVESTORS FUNDS
---------------------------------

U.S. TREASURY SECURITIES CASH FUND                                    USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND                               UGSXX

NEAR-TERM TAX FREE FUND                                               NEARX

TAX FREE FUND                                                         USUTX

ALL AMERICAN EQUITY FUND                                              GBTFX

CHINA REGION FUND                                                     USCOX

GLOBAL RESOURCES FUND                                                 PSPFX

WORLD PRECIOUS MINERALS FUND                                          UNWPX

GOLD AND PRECIOUS METALS FUND                                         USERX


[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1*800*US*FUNDS
Fax 1*210*308*1217
www.usfunds.com

 U.S. GLOBAL INVESTORS FUNDS


DEAR SHAREHOLDER:

Earlier this year shareholders approved a momentous
change for our fund family - the merger of the four U.S.
Global Accolade Funds with the nine U.S. Global Investors      [PHOTO]
Funds to form a single trust. The new trust, which took effect on October 1, 2008, is known as U.S. Global
Investors Funds.

The combination of the funds into a single trust created a more cost-efficient business structure by removing a number of duplicative processes, including the preparation and printing of two sets of semi-annual and annual reports each year. In addition, we now have a single board of trustees.

The former U.S. Global Accolade Funds were not immune from the pain plaguing global markets in the fiscal year that ended October 31, 2008. Every time it looked like things couldn't get any worse, another dose of dismal news would drive the markets down another notch.

On a macro level, the United States and much of Asia all slid into recession (official or de facto), and the phenomenal pace of growth in China slowed considerably. On a micro level, the credit crisis arising from the subprime debt catastrophe took down many formidable companies in the financial world - Bear Stearns, Lehman Brothers, Merrill Lynch - and left others badly wounded. Forced de-leveraging by banks, hedge funds and others cratered stock markets, while in Detroit, the economic slowdown and high gas prices left the American auto industry languishing on life support.

                [S&P 500 INDEX VS. MSCI EMERGING MARKETS INDEX
                     (OCT 31, 2007 TO OCT 31, 2008) chart]

                                                   MSCI Emerging
           Date           S&P 500          Date       Markets
           ----           -------          ----       -------

        10/31/2008        -36.73       10/31/2008     -57.17
        10/30/2008        -37.68       10/30/2008     -57.86
        10/29/2008        -39.25       10/29/2008     -61.89
        10/28/2008        -38.57       10/28/2008     -63.59
        10/27/2008        -44.55       10/27/2008     -65.89
        10/24/2008        -42.73       10/24/2008     -64.42
        10/23/2008        -40.69       10/23/2008     -61.39
        10/22/2008        -41.43       10/22/2008     -59.86
        10/21/2008        -37.62       10/21/2008     -56.44
        10/20/2008        -35.64       10/20/2008     -55.66
        10/17/2008        -38.57       10/17/2008     -57.36
        10/16/2008        -38.18       10/16/2008     -56.72
        10/15/2008        -40.70       10/15/2008     -53.20
        10/14/2008        -34.81       10/14/2008     -49.42
        10/13/2008        -34.47       10/13/2008     -52.28
        10/10/2008        -41.27       10/10/2008     -55.56
         10/9/2008        -40.57        10/9/2008     -53.53
         10/8/2008        -35.67        10/8/2008     -54.52
         10/7/2008        -34.93        10/7/2008     -50.52
         10/6/2008        -30.97        10/6/2008     -49.61
         10/3/2008        -28.20        10/3/2008     -44.31
         10/2/2008        -27.22        10/2/2008     -42.98
         10/1/2008        -24.16        10/1/2008     -40.98
         9/30/2008        -23.82        9/30/2008     -40.92
         9/29/2008        -27.74        9/29/2008     -41.81
         9/26/2008        -20.77        9/26/2008     -38.16
         9/25/2008        -21.02        9/25/2008     -37.06
         9/24/2008        -22.54        9/24/2008     -37.59
         9/23/2008        -22.39        9/23/2008     -37.66
         9/22/2008        -21.16        9/22/2008     -35.85
         9/19/2008        -18.02        9/19/2008     -36.52
         9/18/2008        -21.20        9/18/2008     -42.35
         9/17/2008        -24.47        9/17/2008     -42.27
         9/16/2008        -20.73        9/16/2008     -41.09
         9/15/2008        -22.10        9/15/2008     -38.04
         9/12/2008        -18.24        9/12/2008     -35.77
         9/11/2008        -18.42        9/11/2008     -36.95
         9/10/2008        -19.53        9/10/2008     -35.51
          9/9/2008        -20.02         9/9/2008     -34.79
          9/8/2008        -17.19         9/8/2008     -32.24
          9/5/2008        -18.86         9/5/2008     -34.41
          9/4/2008        -19.22         9/4/2008     -32.94
          9/3/2008        -16.72         9/3/2008     -31.53
          9/2/2008        -16.55         9/2/2008     -30.28
          9/1/2008        -16.21         9/1/2008     -29.83
         8/29/2008        -16.21        8/29/2008     -28.21
         8/28/2008        -15.04        8/28/2008     -28.15
         8/27/2008        -16.29        8/27/2008     -28.40
         8/26/2008        -16.95        8/26/2008     -29.54
         8/25/2008        -17.26        8/25/2008     -28.66
         8/22/2008        -15.60        8/22/2008     -28.21
         8/21/2008        -16.54        8/21/2008     -28.14
         8/20/2008        -16.75        8/20/2008     -27.82
         8/19/2008        -17.26        8/19/2008     -29.21
         8/18/2008        -16.49        8/18/2008     -27.92
         8/15/2008        -15.21        8/15/2008     -27.03
         8/14/2008        -15.55        8/14/2008     -26.13
         8/13/2008        -16.01        8/13/2008     -26.88
         8/12/2008        -15.77        8/12/2008     -26.24
         8/11/2008        -14.74        8/11/2008     -25.63
          8/8/2008        -15.33         8/8/2008     -25.67
          8/7/2008        -17.31         8/7/2008     -24.31
          8/6/2008        -15.80         8/6/2008     -24.01
          8/5/2008        -16.08         8/5/2008     -24.96
          8/4/2008        -18.42         8/4/2008     -24.30
          8/1/2008        -17.68         8/1/2008     -22.69
         7/31/2008        -17.22        7/31/2008     -21.78
         7/30/2008        -16.12        7/30/2008     -22.00
         7/29/2008        -17.49        7/29/2008     -23.74
         7/28/2008        -19.38        7/28/2008     -23.09
         7/25/2008        -17.85        7/25/2008     -23.08
         7/24/2008        -18.19        7/24/2008     -21.71
         7/23/2008        -16.25        7/23/2008     -21.18
         7/22/2008        -16.59        7/22/2008     -22.25
         7/21/2008        -17.70        7/21/2008     -21.81
         7/18/2008        -17.66        7/18/2008     -23.26
         7/17/2008        -17.68        7/17/2008     -22.57
         7/16/2008        -18.66        7/16/2008     -23.73
         7/15/2008        -20.65        7/15/2008     -23.71
         7/14/2008        -19.77        7/14/2008     -21.69
         7/11/2008        -19.04        7/11/2008     -21.69
         7/10/2008        -18.13        7/10/2008     -22.18
          7/9/2008        -18.70         7/9/2008     -22.15
          7/8/2008        -16.81         7/8/2008     -23.23
          7/7/2008        -18.20         7/7/2008     -22.05
          7/4/2008        -17.51         7/4/2008     -22.65
          7/3/2008        -17.51         7/3/2008     -22.41
          7/2/2008        -17.60         7/2/2008     -20.63
          7/1/2008        -16.07         7/1/2008     -19.76
         6/30/2008        -16.40        6/30/2008     -18.38
         6/27/2008        -16.50        6/27/2008     -18.56
         6/26/2008        -16.19        6/26/2008     -17.44
         6/25/2008        -13.65        6/25/2008     -16.95
         6/24/2008        -14.16        6/24/2008     -18.05
         6/23/2008        -13.91        6/23/2008     -17.44
         6/20/2008        -13.92        6/20/2008     -16.63
         6/19/2008        -12.29        6/19/2008     -15.41
         6/18/2008        -12.62        6/18/2008     -14.50
         6/17/2008        -11.76        6/17/2008     -14.12
         6/16/2008        -11.16        6/16/2008     -14.94
         6/13/2008        -11.17        6/13/2008     -15.91
         6/12/2008        -12.49        6/12/2008     -15.68
         6/11/2008        -12.77        6/11/2008     -15.06
         6/10/2008        -11.27        6/10/2008     -14.56
          6/9/2008        -11.06         6/9/2008     -12.34
          6/6/2008        -11.13         6/6/2008     -11.20
          6/5/2008         -8.29         6/5/2008     -11.07
          6/4/2008        -10.05         6/4/2008     -11.90
          6/3/2008        -10.02         6/3/2008     -10.61
          6/2/2008         -9.49         6/2/2008      -9.33
         5/30/2008         -8.53        5/30/2008      -9.15
         5/29/2008         -8.67        5/29/2008      -9.77
         5/28/2008         -9.16        5/28/2008     -10.25
         5/27/2008         -9.51        5/27/2008     -10.51
         5/26/2008        -10.13        5/26/2008     -10.40
         5/23/2008        -10.13        5/23/2008      -9.31
         5/22/2008         -8.93        5/22/2008      -8.26
         5/21/2008         -9.16        5/21/2008      -7.42
         5/20/2008         -7.68        5/20/2008      -7.38
         5/19/2008         -6.82        5/19/2008      -6.17
         5/16/2008         -6.90        5/16/2008      -6.88
         5/15/2008         -7.02        5/15/2008      -8.30
         5/14/2008         -7.99        5/14/2008      -9.34
         5/13/2008         -8.36        5/13/2008      -9.49
         5/12/2008         -8.32        5/12/2008     -10.35
          5/9/2008         -9.32         5/9/2008     -10.76
          5/8/2008         -8.71         5/8/2008     -10.18
          5/7/2008         -9.04         5/7/2008      -9.46
          5/6/2008         -7.37         5/6/2008      -8.75
          5/5/2008         -8.07         5/5/2008      -9.17
          5/2/2008         -7.65         5/2/2008      -9.35
          5/1/2008         -7.95         5/1/2008     -10.45
         4/30/2008         -9.50        4/30/2008     -10.54
         4/29/2008         -9.15        4/29/2008     -11.40
         4/28/2008         -8.79        4/28/2008     -10.33
         4/25/2008         -8.70        4/25/2008     -10.73
         4/24/2008         -9.29        4/24/2008     -10.87
         4/23/2008         -9.87        4/23/2008     -10.50
         4/22/2008        -10.13        4/22/2008     -10.68
         4/21/2008         -9.33        4/21/2008     -10.88
         4/18/2008         -9.19        4/18/2008     -11.72
         4/17/2008        -10.81        4/17/2008     -11.84
         4/16/2008        -10.86        4/16/2008     -12.54
         4/15/2008        -12.84        4/15/2008     -13.60
         4/14/2008        -13.24        4/14/2008     -14.02
         4/11/2008        -12.94        4/11/2008     -12.88
         4/10/2008        -11.13        4/10/2008     -13.00
          4/9/2008        -11.53         4/9/2008     -13.63
          4/8/2008        -10.81         4/8/2008     -13.39
          4/7/2008        -10.35         4/7/2008     -12.86
          4/4/2008        -10.49         4/4/2008     -14.02
          4/3/2008        -10.56         4/3/2008     -14.19
          4/2/2008        -10.68         4/2/2008     -14.59
          4/1/2008        -10.51         4/1/2008     -16.38
         3/31/2008        -13.61        3/31/2008     -17.07
         3/28/2008        -14.10        3/28/2008     -16.46
         3/27/2008        -13.41        3/27/2008     -16.92
         3/26/2008        -12.40        3/26/2008     -16.84
         3/25/2008        -11.63        3/25/2008     -17.19
         3/24/2008        -11.83        3/24/2008     -19.46
         3/21/2008        -13.16        3/21/2008     -21.02
         3/20/2008        -13.16        3/20/2008     -21.47
         3/19/2008        -15.19        3/19/2008     -19.97
         3/18/2008        -13.08        3/18/2008     -20.03
         3/17/2008        -16.62        3/17/2008     -21.57
         3/14/2008        -15.86        3/14/2008     -17.98
         3/13/2008        -14.08        3/13/2008     -17.43
         3/12/2008        -14.52        3/12/2008     -15.08
         3/11/2008        -13.74        3/11/2008     -16.03
         3/10/2008        -16.83        3/10/2008     -17.87
          3/7/2008        -15.52         3/7/2008     -16.10
          3/6/2008        -14.81         3/6/2008     -14.09
          3/5/2008        -12.89         3/5/2008     -14.25
          3/4/2008        -13.34         3/4/2008     -14.70
          3/3/2008        -13.04         3/3/2008     -14.05
         2/29/2008        -13.09        2/29/2008     -12.34
         2/28/2008        -10.67        2/28/2008     -10.51
         2/27/2008         -9.86        2/27/2008     -10.59
         2/26/2008         -9.78        2/26/2008     -11.99
         2/25/2008        -10.40        2/25/2008     -12.80
         2/22/2008        -11.62        2/22/2008     -13.64
         2/21/2008        -12.31        2/21/2008     -13.32
         2/20/2008        -11.17        2/20/2008     -14.45
         2/19/2008        -11.90        2/19/2008     -13.38
         2/18/2008        -11.82        2/18/2008     -14.29
         2/15/2008        -11.82        2/15/2008     -14.88
         2/14/2008        -11.90        2/14/2008     -14.73
         2/13/2008        -10.70        2/13/2008     -16.55
         2/12/2008        -11.90        2/12/2008     -17.32
         2/11/2008        -12.53        2/11/2008     -18.60
          2/8/2008        -13.05         2/8/2008     -17.76
          2/7/2008        -12.68         2/7/2008     -17.75
          2/6/2008        -13.36         2/6/2008     -17.05
          2/5/2008        -12.70         2/5/2008     -15.33
          2/4/2008         -9.81         2/4/2008     -14.23
          2/1/2008         -8.86         2/1/2008     -15.91
         1/31/2008         -9.96        1/31/2008     -18.26
         1/30/2008        -11.44        1/30/2008     -18.06
         1/29/2008        -11.02        1/29/2008     -17.20
         1/28/2008        -11.56        1/28/2008     -18.34
         1/25/2008        -13.09        1/25/2008     -16.58
         1/24/2008        -11.69        1/24/2008     -18.67
         1/23/2008        -12.57        1/23/2008     -20.78
         1/22/2008        -14.40        1/22/2008     -21.84
         1/21/2008        -13.44        1/21/2008     -19.68
         1/18/2008        -13.44        1/18/2008     -14.69
         1/17/2008        -12.92        1/17/2008     -14.36
         1/16/2008        -10.31        1/16/2008     -13.85
         1/15/2008         -9.80        1/15/2008     -10.20
         1/14/2008         -7.50        1/14/2008      -8.56
         1/11/2008         -8.49        1/11/2008      -8.88
         1/10/2008         -7.23        1/10/2008      -8.31
          1/9/2008         -7.96         1/9/2008      -7.88
          1/8/2008         -9.20         1/8/2008      -8.38
          1/7/2008         -7.50         1/7/2008      -9.35
          1/4/2008         -7.80         1/4/2008      -8.03
          1/3/2008         -5.48         1/3/2008      -7.84
          1/2/2008         -5.48         1/2/2008      -7.26
          1/1/2008         -4.09         1/1/2008      -6.46
        12/31/2007         -4.09       12/31/2007      -6.49
        12/28/2007         -3.43       12/28/2007      -6.37
        12/27/2007         -3.57       12/27/2007      -6.27
        12/26/2007         -2.18       12/26/2007      -6.63
        12/25/2007         -2.26       12/25/2007      -7.06
        12/24/2007         -2.26       12/24/2007      -7.08
        12/21/2007         -3.04       12/21/2007      -8.71
        12/20/2007         -4.63       12/20/2007     -10.21
        12/19/2007         -5.10       12/19/2007     -10.13
        12/18/2007         -4.97       12/18/2007     -10.70
        12/17/2007         -5.56       12/17/2007     -11.11
        12/14/2007         -4.12       12/14/2007      -8.06
        12/13/2007         -2.78       12/13/2007      -6.73
        12/12/2007         -2.90       12/12/2007      -4.49
        12/11/2007         -3.49       12/11/2007      -3.96
        12/10/2007         -0.98       12/10/2007      -4.13
         12/7/2007         -1.72        12/7/2007      -3.70
         12/6/2007         -1.55        12/6/2007      -3.86
         12/5/2007         -3.01        12/5/2007      -4.69
         12/4/2007         -4.46        12/4/2007      -6.39
         12/3/2007         -3.83        12/3/2007      -6.67
        11/30/2007         -3.26       11/30/2007      -6.75
        11/29/2007         -4.00       11/29/2007      -7.90
        11/28/2007         -4.05       11/28/2007      -9.63
        11/27/2007         -6.71       11/27/2007     -10.81
        11/26/2007         -8.09       11/26/2007      -9.84
        11/23/2007         -5.90       11/23/2007     -10.95
        11/22/2007         -7.46       11/22/2007     -11.01
        11/21/2007         -7.46       11/21/2007     -10.78
        11/20/2007         -5.96       11/20/2007      -7.77
        11/19/2007         -6.38       11/19/2007      -7.88
        11/16/2007         -4.72       11/16/2007      -6.47
        11/15/2007         -5.22       11/15/2007      -5.05
        11/14/2007         -3.95       11/14/2007      -3.91
        11/13/2007         -3.26       11/13/2007      -6.89
        11/12/2007         -6.00       11/12/2007      -7.51
         11/9/2007         -5.05        11/9/2007      -4.05
         11/8/2007         -3.67        11/8/2007      -3.75
         11/7/2007         -3.62        11/7/2007      -2.16
         11/6/2007         -0.70        11/6/2007      -2.05
         11/5/2007         -1.88        11/5/2007      -3.44
         11/2/2007         -1.40        11/2/2007      -1.64
         11/1/2007         -1.47        11/1/2007      -0.31
        10/31/2007          1.20       10/31/2007       0.42

                                             SOURCE: U.S. Global Research

 U.S. GLOBAL INVESTORS FUNDS


The extreme decline in emerging markets has been more severe than a decade ago, when the world was hit in rapid succession by a currency crisis in Asia, Russia's currency collapse and foreign debt default and the failure of the Long Term Capital Management hedge fund. You can see those events on the oscillator below.

Key emerging markets are substantially healthier and better able to endure financial disruption than they were in the late 1990s, thanks to huge foreign exchange reserves, trade surpluses and lower fiscal deficits. The forced liquidation by overleveraged hedge funds that were heavily invested in emerging market and natural resource stocks and commodities has overwhelmed buyers. It is expected that these hedge fund redemptions will be over soon and, based on the principle of mean reversion, we could be in for a substantial rally.

          [MSCI EMERGING MARKETS INDEX (10/29/93-10/31/08) chart]

             60-day
   Date       % Chg     -1 Std Dev   1 Std Dev   2 Std Dev   -2 Std Dev   Mean
   ----      ------     ----------   ---------   ---------   ----------   ----

 10/29/93     21.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/93     23.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/93     23.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/93     22.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/93     21.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/93     19.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/93     18.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/93     16.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/93     19.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/93     19.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/93     18.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/93     18.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/93     18.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/93     19.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/93     18.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/93     18.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/93     17.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/93     16.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/93     15.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/93     14.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/93     15.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/93     13.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/93     13.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/93     13.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/93     15.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/93     16.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/93     18.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/93     20.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/93     20.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/93     20.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/93     20.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/93     22.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/93     23.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/93     24.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/93     23.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/93     24.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/93     23.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/93     23.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/93     25.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/93     27.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/93     27.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/93     29.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/93     29.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/93     29.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/93     27.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/93     27.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/94     25.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/94     27.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/94     27.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/94     25.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/94     23.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/94     24.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/94     23.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/94     22.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/94     21.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/94     22.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/94     24.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/94     24.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/94     22.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/94     23.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/94     22.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/94     20.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/94     17.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/94     19.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/94     20.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/94     22.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/94     24.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/94     27.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/94     24.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/94     22.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/94     22.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/94     20.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/94     21.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/94     20.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/94     20.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/94     20.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/94     21.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/94     22.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/94     22.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/94     20.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/94     18.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/94     18.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/94     19.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/94     18.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/94     15.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/94     13.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/94     11.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/94      9.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/94      7.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/94      6.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/94      5.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/94      6.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/94      5.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/94      4.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/94      3.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/94      3.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/94      2.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/94      1.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/94      0.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/94     -1.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/94     -4.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/94     -7.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/94     -6.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/94     -5.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/94     -6.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/94     -7.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/94     -8.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/94    -10.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/94    -12.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/94    -11.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/94    -10.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/94    -13.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/94    -12.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/94    -10.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/94     -8.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/94    -10.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/94     -9.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/94     -9.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/94    -10.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/94    -11.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/94    -11.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/94    -12.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/94    -12.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/94    -14.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/94    -14.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/94    -12.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/94    -13.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/94    -14.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/94    -14.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/94    -14.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/94    -14.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/94    -14.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/94    -16.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/94    -16.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/94    -17.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/94    -18.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/94    -19.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/94    -17.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/94    -18.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/94    -17.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/94    -15.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/94    -15.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/94    -16.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/94    -13.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/94    -10.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/94    -10.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/94     -9.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/94     -8.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/94     -5.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/94     -5.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/94     -5.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/94     -5.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/94     -5.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/94     -5.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/94     -5.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/94     -4.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/94     -2.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/94     -2.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/94     -4.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/94     -3.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/94     -0.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/94      0.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/94     -0.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/94     -2.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/94     -0.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/94     -0.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/94      0.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/94     -1.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/94     -1.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/94     -1.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/94     -2.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/94      1.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/94      1.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/94      1.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/94      0.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/94      0.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/94     -0.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/94     -1.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/94      0.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/94      2.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/94      2.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/94      2.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/94      4.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/94      6.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/94      7.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/94      5.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/94      4.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/94      3.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/94      2.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/94      2.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/94      3.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/94      4.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/94      6.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/94      8.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/94      9.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/94     10.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/94     13.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/94     14.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/94     15.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/94     15.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/94     15.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/94     15.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/94     14.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/94     12.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/94     11.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/94     11.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/94     11.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/94     13.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/94     14.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/94     14.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/94     14.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/94     16.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/94     15.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/94     15.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/94     16.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/94     14.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/94     13.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/94     14.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/94     15.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/94     16.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/94     15.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/94     14.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/94     15.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/94     15.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/94     17.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/94     16.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/94     17.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/94     19.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/94     20.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/94     21.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/94     23.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/94     22.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/94     21.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/94     21.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/94     22.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/94     21.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/94     21.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/94     20.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/94     18.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/94     17.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/94     17.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/94     17.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/94     17.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/94     16.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/94     15.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/94     14.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/94     13.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/94     15.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/94     16.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/94     17.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/94     17.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/94     16.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/94     15.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/94     13.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/94     12.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/94     11.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/94      8.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/94      6.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/94      5.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/94      5.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/94      5.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/94      5.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/94      5.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/94      5.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/94      3.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/94      3.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/94      3.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/94      2.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/94      0.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/94     -1.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/94     -2.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/94     -3.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/94     -2.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/94     -2.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/94     -3.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/94     -3.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/94     -5.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/94     -6.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/94     -8.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/94     -8.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/94     -8.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/94     -6.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/94     -6.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/94     -6.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/94     -8.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/94     -9.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/94     -9.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/94     -9.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/94    -10.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/94    -10.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/94    -12.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/94    -12.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/94    -12.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/94    -11.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/94    -11.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/94    -11.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/94    -11.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/94    -11.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/94    -12.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/94    -14.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/94    -14.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/94    -14.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/94    -16.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/94    -14.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/94    -13.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/94    -13.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/95    -12.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/95    -14.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/95    -17.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/95    -16.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/95    -18.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/95    -19.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/95    -23.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/95    -21.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/95    -20.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/95    -19.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/95    -17.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/95    -16.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/95    -17.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/95    -19.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/95    -21.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/95    -23.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/95    -23.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/95    -22.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/95    -21.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/95    -22.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/95    -24.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/95    -21.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/95    -20.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/95    -20.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/95    -18.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/95    -17.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/95    -18.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/95    -19.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/95    -19.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/95    -18.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/95    -17.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/95    -18.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/95    -17.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/95    -19.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/95    -17.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/95    -18.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/95    -20.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/95    -21.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/95    -19.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/95    -17.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/95    -19.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/95    -18.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/95    -18.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/95    -18.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/95    -18.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/95    -19.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/95    -20.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/95    -22.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/95    -23.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/95    -21.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/95    -20.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/95    -18.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/95    -17.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/95    -14.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/95    -14.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/95    -14.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/95    -12.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/95    -14.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/95    -14.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/95    -13.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/95    -13.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/95    -11.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/95     -9.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/95    -10.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/95     -8.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/95     -8.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/95     -2.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/95     -1.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/95     -2.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/95     -4.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/95     -5.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/95     -6.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/95     -6.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/95     -4.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/95     -2.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/95      0.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/95      1.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/95      0.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/95      0.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/95      2.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/95      4.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/95      2.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/95      1.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/95      1.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/95     -0.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/95     -1.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/95     -0.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/95      2.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/95      4.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/95      4.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/95      4.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/95      6.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/95      8.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/95     10.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/95      9.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/95      9.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/95     11.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/95     13.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/95     10.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/95      9.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/95     10.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/95     10.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/95     11.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/95     12.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/95     12.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/95     14.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/95     14.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/95     17.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/95     20.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/95     18.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/95     18.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/95     16.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/95     15.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/95     14.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/95     13.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/95     13.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/95     13.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/95     13.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/95     12.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/95     11.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/95     10.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/95     10.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/95     10.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/95     10.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/95     10.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/95     10.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/95      8.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/95      7.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/95      6.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/95      7.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/95      7.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/95      8.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/95      9.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/95     10.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/95     12.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/95     12.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/95     12.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/95     12.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/95     12.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/95     11.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/95     10.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/95      8.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/95      7.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/95      8.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/95      8.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/95      7.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/95      7.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/95      5.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/95      4.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/95      3.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/95      3.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/95      3.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/95      3.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/95      2.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/95      3.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/95      3.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/95      2.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/95      2.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/95      2.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/95      2.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/95      1.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/95      0.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/95      0.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/95     -0.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/95      0.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/95      0.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/95      1.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/95      1.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/95     -0.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/95     -1.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/95     -2.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/95     -2.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/95     -2.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/95     -1.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/95     -0.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/95     -0.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/95     -0.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/95     -0.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/95     -0.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/95     -1.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/95     -0.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/95     -0.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/95     -0.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/95     -0.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/95      0.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/95      0.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/95      0.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/95      0.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/95      0.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/95      0.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/95     -0.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/95     -1.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/95     -2.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/95     -3.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/95     -4.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/95     -6.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/95     -6.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/95     -6.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/95     -6.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/95     -6.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/95     -6.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/95     -6.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/95     -5.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/95     -5.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/95     -5.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/95     -4.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/95     -4.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/95     -4.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/95     -4.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/95     -4.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/95     -4.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/95     -4.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/95     -6.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/95     -8.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/95     -8.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/95     -8.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/95     -8.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/95     -8.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/95     -9.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/95     -8.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/95     -8.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/95     -7.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/95     -8.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/95     -8.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/95     -8.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/95    -10.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/95    -10.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/95    -10.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/95     -9.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/95     -9.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/95     -9.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/95     -8.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/95     -6.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/95     -7.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/95     -7.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/95     -7.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/95     -7.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/95     -6.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/95     -6.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/95     -5.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/95     -4.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/95     -4.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/95     -4.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/95     -4.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/95     -4.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/95     -5.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/95     -4.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/95     -4.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/95     -4.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/95     -4.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/95     -4.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/95     -3.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/95     -1.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/95     -0.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/95     -1.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/95      0.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/95      0.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/95     -0.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/95     -1.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/95     -1.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/96     -0.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/96      0.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/96      3.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/96      3.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/96      4.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/96      4.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/96      3.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/96      2.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/96      3.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/96      4.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/96      5.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/96      6.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/96      6.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/96      7.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/96      8.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/96      9.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/96      9.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/96     10.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/96     10.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/96     10.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/96     10.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/96     11.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/96     12.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/96     13.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/96     16.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/96     17.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/96     17.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/96     17.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/96     16.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/96     15.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/96     15.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/96     14.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/96     14.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/96     14.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/96     13.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/96     13.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/96     12.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/96     11.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/96     11.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/96     10.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/96      9.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/96      8.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/96      7.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/29/96      6.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/96      7.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/96      8.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/96      8.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/96      8.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/96      7.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/96      6.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/96      4.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/96      5.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/96      4.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/96      3.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/96      3.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/96      3.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/96      4.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/96      4.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/96      5.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/96      6.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/96      6.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/96      5.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/96      1.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/96      0.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/96      1.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/96      1.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/96      1.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/96      2.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/96      1.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/96      0.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/96     -0.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/96     -0.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/96     -0.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/96      0.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/96      0.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/96      0.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/96      0.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/96      1.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/96      2.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/96      3.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/96      3.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/96      2.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/96      2.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/96      1.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/96     -0.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/96     -0.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/96      0.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/96      0.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/96      0.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/96      0.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/96      0.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/96      0.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/96      0.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/96     -0.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/96      1.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/96      2.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/96      3.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/96      3.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/96      2.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/96      2.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/96      2.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/96      2.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/96      2.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/96      3.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/96      2.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/96      1.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/96      1.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/96      1.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/96      3.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/96      4.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/96      5.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/96      4.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/96      4.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/96      4.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/96      4.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/96      4.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/96      2.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/96      3.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/96      2.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/96      2.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/96      2.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/96      2.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/96      3.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/96      3.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/96      3.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/96      3.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/96      2.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/96      2.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/96      3.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/96      2.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/96      3.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/96      4.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/96      4.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/96      4.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/96      2.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/96      1.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/96      1.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/96      0.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/96     -0.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/96     -1.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/96     -3.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/96     -3.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/96     -3.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/96     -2.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/96     -2.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/96     -2.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/96     -3.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/96     -5.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/96     -5.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/96     -5.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/96     -5.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/96     -6.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/96     -6.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/96     -4.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/96     -4.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/96     -4.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/96     -5.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/96     -4.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/96     -4.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/96     -5.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/96     -5.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/96     -5.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/96     -5.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/96     -5.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/96     -5.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/96     -5.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/96     -5.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/96     -5.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/96     -5.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/96     -4.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/96     -5.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/96     -4.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/96     -4.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/96     -4.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/96     -4.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/96     -4.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/96     -4.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/96     -3.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/96     -4.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/96     -4.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/96     -4.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/96     -5.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/96     -5.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/96     -4.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/96     -4.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/96     -3.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/96     -3.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/96     -3.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/96     -3.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/96     -3.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/96     -4.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/96     -4.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/96     -4.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/96     -4.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/96     -4.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/96     -3.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/96     -3.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/96     -2.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/96     -2.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/96     -1.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/96     -1.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/96     -0.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/96     -0.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/96     -1.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/96     -2.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/96     -1.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/96     -1.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/96      0.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/96      0.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/96      2.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/96      2.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/96      2.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/96      2.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/96      0.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/96     -1.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/96     -2.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/96     -2.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/96     -2.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/96     -1.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/96     -1.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/96     -1.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/96     -0.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/96      0.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/96      0.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/96      0.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/96      0.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/96      0.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/96      0.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/96      0.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/96      0.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/96      1.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/96      0.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/96     -0.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/96     -0.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/96     -0.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/96      0.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/96      1.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/96      0.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/96      0.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/96      0.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/96     -0.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/96      0.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/96      0.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/96      0.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/96     -1.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/96     -2.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/96     -2.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/96     -2.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/96     -3.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/96     -3.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/96     -3.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/96     -3.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/96     -3.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/96     -2.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/96     -1.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/96     -2.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/96     -2.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/96     -2.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/96     -2.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/96     -2.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/96     -1.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/96     -1.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/97     -1.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/97     -0.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/97     -0.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/97      0.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/97      1.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/97      3.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/97      3.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/97      3.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/97      3.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/97      4.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/97      5.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/97      5.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/97      7.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/97      8.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/97      8.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/97      8.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/97      8.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/97      7.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/97      7.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/97      8.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/97      6.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/97      7.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/97      7.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/97      8.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/97      8.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/97      8.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/97      8.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/97      8.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/97      8.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/97      9.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/97     10.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/97     10.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/97     10.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/97     10.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/97     10.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/97     11.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/97     11.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/97     11.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/97     12.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/97     12.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/97     12.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/97     10.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/97     12.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/97     12.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/97     11.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/97     12.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/97     13.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/97     14.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/97     14.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/97     14.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/97     13.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/97     12.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/97     11.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/97     11.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/97     11.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/97     10.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/97     10.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/97     10.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/97      9.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/97      9.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/97      9.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/97      9.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/97      8.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/97      6.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/97      5.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/97      4.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/97      3.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/97      3.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/97      4.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/97      3.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/97      2.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/97      2.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/97      1.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/97      0.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/97      0.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/97      1.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/97      0.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/97      0.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/97      1.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/97      1.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/97      2.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/97      1.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/97      1.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/97      0.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/97     -0.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/97     -0.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/97     -0.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/97     -0.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/97     -0.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/97     -0.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/97     -1.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/97     -1.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/97     -1.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/97     -2.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/97     -2.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/97     -3.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/97     -3.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/97     -3.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/97     -3.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/97     -4.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/97     -3.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/97     -2.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/97     -2.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/97     -1.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/97     -1.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/97     -0.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/97     -0.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/97     -0.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/97      0.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/97      0.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/97      0.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/97      1.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/97      1.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/97      2.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/97      2.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/97      2.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/97      3.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/97      3.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/97      4.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/97      4.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/97      4.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/97      4.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/97      5.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/97      6.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/97      7.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/97      7.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/97      7.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/97      7.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/97      7.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/97      8.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/97      8.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/97      9.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/97     10.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/97     11.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/97     11.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/97     11.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/97     11.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/97     10.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/97      8.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/97      6.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/97      7.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/97      6.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/97      5.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/97      5.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/97      7.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/97      7.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/97      7.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/97      7.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/97      8.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/97      8.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/97      8.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/97      8.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/97      6.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/97      7.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/97      7.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/97      8.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/97      8.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/97      7.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/97      6.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/97      5.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/97      4.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/97      3.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/97      2.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/97      0.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/97      0.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/97      0.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/97      0.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/97     -1.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/97     -2.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/97     -3.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/97     -3.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/97     -5.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/97     -8.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/97    -10.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/97     -9.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/97     -8.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/97     -9.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/97     -6.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/97     -6.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/97     -5.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/97     -7.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/97     -8.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/97     -8.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/97     -9.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/97     -9.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/97     -9.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/97     -9.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/97     -9.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/97    -10.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/97    -11.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/97    -11.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/97    -12.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/97    -12.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/97    -12.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/97    -11.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/97    -12.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/97    -11.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/97    -11.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/97    -10.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/97     -9.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/97     -9.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/97     -8.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/97     -6.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/97     -6.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/97     -6.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/97     -8.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/97     -9.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/97    -10.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/97    -12.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/97    -12.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/97    -12.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/97    -15.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/97    -15.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/97    -21.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/97    -23.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/97    -23.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/97    -25.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/97    -23.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/97    -19.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/97    -17.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/97    -17.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/97    -17.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/97    -19.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/97    -18.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/97    -19.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/97    -22.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/97    -23.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/97    -21.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/97    -20.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/97    -21.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/97    -21.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/97    -20.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/97    -16.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/97    -16.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/97    -18.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/97    -18.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/97    -16.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/97    -20.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/97    -21.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/97    -20.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/97    -19.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/97    -16.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/97    -17.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/97    -15.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/97    -16.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/97    -18.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/97    -21.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/97    -22.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/97    -20.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/97    -20.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/97    -19.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/97    -19.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/97    -21.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/97    -20.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/97    -21.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/97    -21.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/97    -21.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/97    -20.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/97    -18.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/97    -17.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/97    -17.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/98    -18.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/98    -18.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/98    -19.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/98    -22.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/98    -22.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/98    -24.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/98    -26.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/98    -28.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/98    -26.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/98    -25.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/98    -23.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/98    -20.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/98    -11.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/98    -10.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/98    -12.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/98    -10.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/98    -12.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/98    -16.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/98    -16.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/98    -16.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/98    -15.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/98    -11.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/98     -7.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/98     -4.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/98     -2.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/98     -0.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/98     -0.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/98     -1.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/98      0.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/98      1.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/98      0.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/98     -2.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/98     -1.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/98      0.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/98     -0.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/98     -0.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/98      0.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/98      1.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/98      0.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/98      0.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/98      0.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/98      0.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/98      1.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/98      2.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/98      2.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/98      4.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/98      6.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/98      5.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/98      5.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/98      4.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/98      4.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/98      8.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/98      7.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/98      8.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/98      7.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/98      8.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/98      7.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/98      7.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/98      5.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/98      6.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/98      6.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/98      6.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/98      6.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/98      9.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/98     11.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/98     14.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/98     17.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/98     22.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/98     19.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/98     17.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/98     19.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/98     17.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/98     13.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/98     15.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/98     17.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/98     17.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/98     19.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/98     18.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/98     18.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/98     17.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/98     16.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/98     14.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/98      7.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/98      6.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/98      7.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/98      7.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/98      6.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/98      6.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/98      4.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/98      1.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/98      2.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/98      3.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/98      4.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/98      1.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/98     -0.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/98     -1.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/98     -1.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/98     -4.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/98     -4.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/98     -4.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/98     -4.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/98     -6.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/98     -9.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/98    -10.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/98    -12.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/98     -9.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/98    -10.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/98    -13.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/98    -12.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/98    -12.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/98    -12.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/98    -13.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/98    -13.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/98    -14.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/98    -17.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/98    -19.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/98    -21.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/98    -25.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/98    -25.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/98    -21.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/98    -21.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/98    -22.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/98    -23.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/98    -22.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/98    -21.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/98    -22.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/98    -23.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/98    -24.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/98    -23.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/98    -22.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/98    -22.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/98    -22.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/98    -22.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/98    -21.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/98    -21.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/98    -21.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/98    -22.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/98    -21.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/98    -20.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/98    -19.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/98    -18.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/98    -16.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/98    -14.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/98    -16.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/98    -17.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/98    -19.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/98    -20.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/98    -21.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/98    -21.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/98    -19.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/98    -17.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/98    -18.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/98    -19.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/98    -19.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/98    -19.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/98    -20.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/98    -22.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/98    -21.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/98    -24.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/98    -26.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/98    -27.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/98    -25.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/98    -25.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/98    -23.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/98    -21.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/98    -23.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/98    -25.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/98    -24.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/98    -25.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/98    -28.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/98    -33.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/98    -33.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/98    -34.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/98    -33.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/98    -29.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/98    -30.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/98    -29.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/98    -22.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/98    -23.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/98    -27.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/98    -30.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/98    -30.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/98    -27.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/98    -24.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/98    -24.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/98    -25.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/98    -23.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/98    -24.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/98    -23.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/98    -21.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/98    -21.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/98    -22.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/98    -21.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/98    -23.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/98    -25.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/98    -28.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/98    -27.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/98    -29.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/98    -30.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/98    -30.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/98    -31.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/98    -30.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/98    -29.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/98    -28.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/98    -27.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/98    -23.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/98    -21.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/98    -20.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/98    -18.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/98    -18.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/98    -19.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/98    -18.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/98    -17.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/98    -16.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/98    -15.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/98    -14.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/98    -10.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/98     -6.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/98     -1.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/98      1.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/98      3.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/98      3.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/98      4.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/98      1.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/98      0.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/98      0.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/98      4.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/98      8.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/98      9.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/98     14.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/98     23.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/98     25.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/98     29.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/98     28.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/98     24.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/98     28.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/98     28.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/98     21.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/98     20.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/98     21.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/98     23.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/98     22.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/98     22.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/98     16.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/98     15.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/98     19.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/98     17.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/98     16.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/98     14.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/98      9.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/98      8.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/98      9.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/98     11.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/98     12.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/98     16.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/98     22.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/98     21.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/98     23.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/98     22.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/98     22.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/98     22.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/99     19.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/99     19.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/99     20.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/99     23.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/99     19.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/99     17.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/99     15.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/99     10.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/99      4.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/99      1.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/99      6.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/99      7.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/99      7.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/99     10.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/99      8.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/99      2.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/99     -0.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/99     -0.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/99     -0.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/99     -1.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/99     -2.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/99      0.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/99      2.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/99      2.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/99      3.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/99      2.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/99      0.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/99     -1.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/99     -2.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/99     -1.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/99     -2.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/99     -3.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/99     -2.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/99     -3.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/99     -3.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/99     -4.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/99     -2.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/99     -1.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/99     -1.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/99      1.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/99      1.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/99      0.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/99      0.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/99      1.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/99      0.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/99      3.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/99      7.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/99      8.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/99     10.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/99     11.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/99     11.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/99     10.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/99     10.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/99     10.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/99     10.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/99     11.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/99     11.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/99     10.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/99      9.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/99     10.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/99     10.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/99      8.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/99      9.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/99      6.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/99      5.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/99      7.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/99      9.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/99     12.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/99     20.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/99     23.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/99     18.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/99     18.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/99     18.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/99     17.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/99     21.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/99     26.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/99     30.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/99     27.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/99     24.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/99     24.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/99     25.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/99     22.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/99     23.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/99     24.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/99     25.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/99     27.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/99     28.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/99     32.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/99     32.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/99     33.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/99     32.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/99     34.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/99     32.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/99     31.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/99     32.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/99     33.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/99     31.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/99     34.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/99     32.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/99     31.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/99     29.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/99     27.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/99     25.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/99     25.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/99     23.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/99     21.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/99     19.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/99     19.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/99     18.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/99     18.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/99     19.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/99     20.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/99     20.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/99     18.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/99     19.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/99     18.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/99     17.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/99     18.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/99     22.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/99     22.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/99     23.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/99     26.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/99     25.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/99     23.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/99     22.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/99     19.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/99     20.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/99     20.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/99     19.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/99     20.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/99     21.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/99     23.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/99     22.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/99     21.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/99     18.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/99     16.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/99     14.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/99     13.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/99     14.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/99     15.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/99     14.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/99     15.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/99     14.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/99     12.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/99     12.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/99      8.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/99      5.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/99      3.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/99      4.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/99      1.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/99      0.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/99     -1.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/99     -0.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/99      1.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/99     -0.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/99     -1.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/99      0.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/99     -0.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/99     -0.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/99      1.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/99      2.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/99      5.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/99      6.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/99      4.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/99      5.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/99      7.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/99      8.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/99      7.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/99      9.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/99      8.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/99      6.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/99      4.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/99      2.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/99      3.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/99      2.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/99      2.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/99      4.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/99      3.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/99      0.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/99      0.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/99      0.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/99     -0.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/99     -1.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/99     -1.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/99     -1.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/99     -0.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/99     -0.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/99     -2.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/99     -2.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/99     -4.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/99     -6.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/99     -8.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/99     -8.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/99     -8.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/99     -8.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/99     -8.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/99     -7.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/99     -6.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/99     -5.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/99     -4.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/99     -4.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/99     -4.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/99     -3.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/99     -4.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/99     -3.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/99     -3.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/99     -3.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/99     -3.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/99     -2.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/99     -3.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/99     -2.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/99     -0.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/99     -1.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/99     -1.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/99      0.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/99      2.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/99      3.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/99      3.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/99      5.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/99      5.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/99      6.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/99      5.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/99      7.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/99      7.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/99      8.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/99      7.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/99      6.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/99      6.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/99      3.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/99      4.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/99      6.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/99      7.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/99      7.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/99      6.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/99      7.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/99      7.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/99      6.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/99      7.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/99      8.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/99      8.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/99      8.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/99      8.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/99      8.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/99      9.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/99     11.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/99     13.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/99     13.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/99     12.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/99     12.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/99     13.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/99     15.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/99     17.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/99     17.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/99     18.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/99     19.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/99     20.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/99     20.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/99     21.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/99     21.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/99     20.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/99     21.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/00     22.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/00     23.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/00     22.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/00     21.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/00     25.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/00     30.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/00     28.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/00     27.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/00     29.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/00     31.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/00     33.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/00     33.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/00     31.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/00     29.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/00     27.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/00     25.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/00     22.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/00     21.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/00     20.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/00     18.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/00     16.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/00     16.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/00     17.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/00     19.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/00     20.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/00     21.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/00     21.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/00     23.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/00     23.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/00     21.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/00     19.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/00     19.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/00     19.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/00     20.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/00     19.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/00     18.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/00     16.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/00     16.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/00     15.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/00     13.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/00     10.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/29/00     11.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/00     13.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/00     14.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/00     12.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/00     12.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/00     13.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/00     14.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/00     14.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/00     13.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/00      8.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/00      7.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/00      5.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/00      6.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/00      6.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/00      4.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/00      4.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/00      4.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/00      4.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/00      5.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/00      4.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/00      2.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/00      4.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/00      3.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/00      1.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/00     -2.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/00     -2.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/00     -3.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/00     -3.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/00     -2.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/00     -3.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/00     -4.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/00     -4.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/00     -6.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/00     -8.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/00    -13.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/00    -10.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/00    -10.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/00    -10.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/00     -9.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/00     -9.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/00     -9.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/00    -10.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/00    -12.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/00    -12.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/00    -13.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/00    -14.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/00    -16.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/00    -16.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/00    -15.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/00    -15.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/00    -15.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/00    -16.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/00    -17.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/00    -16.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/00    -15.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/00    -12.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/00    -14.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/00    -15.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/00    -15.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/00    -16.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/00    -18.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/00    -19.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/00    -20.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/00    -20.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/00    -20.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/00    -17.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/00    -16.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/00    -16.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/00    -13.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/00     -9.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/00     -9.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/00     -9.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/00     -9.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/00     -9.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/00     -8.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/00    -10.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/00    -10.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/00    -12.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/00    -13.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/00    -14.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/00    -13.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/00    -13.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/00    -11.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/00    -12.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/00    -11.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/00     -9.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/00     -8.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/00     -9.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/00    -10.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/00    -10.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/00     -9.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/00     -7.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/00     -6.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/00     -2.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/00      3.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/00      0.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/00      1.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/00      0.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/00      0.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/00      3.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/00      0.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/00     -0.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/00     -0.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/00     -1.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/00     -3.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/00     -4.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/00     -2.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/00     -3.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/00     -5.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/00     -4.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/00     -3.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/00     -2.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/00     -2.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/00     -1.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/00     -3.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/00     -5.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/00     -3.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/00     -1.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/00      0.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/00      3.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/00      5.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/00      6.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/00      5.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/00      4.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/00      3.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/00      1.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/00     -0.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/00     -1.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/00     -4.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/00     -5.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/00     -5.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/00     -5.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/00     -5.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/00     -6.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/00     -5.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/00     -4.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/00     -5.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/00     -5.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/00     -5.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/00     -6.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/00     -7.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/00     -7.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/00     -7.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/00     -7.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/00    -10.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/00    -12.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/00    -11.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/00    -12.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/00    -15.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/00    -14.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/00    -14.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/00    -14.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/00    -14.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/00    -14.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/00    -16.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/00    -15.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/00    -16.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/00    -15.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/00    -15.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/00    -17.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/00    -16.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/00    -17.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/00    -19.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/00    -19.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/00    -17.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/00    -18.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/00    -19.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/00    -18.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/00    -14.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/00    -15.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/00    -15.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/00    -15.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/00    -15.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/00    -15.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/00    -15.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/00    -14.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/00    -14.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/00    -13.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/00    -13.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/00    -13.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/00    -13.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/00    -14.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/00    -15.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/00    -15.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/00    -17.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/00    -16.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/00    -15.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/00    -16.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/00    -17.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/00    -18.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/00    -18.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/00    -20.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/00    -20.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/00    -20.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/00    -19.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/00    -21.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/00    -21.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/00    -22.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/00    -21.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/00    -20.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/00    -17.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/00    -16.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/00    -16.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/00    -14.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/00     -9.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/00    -10.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/00    -10.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/00    -10.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/00     -9.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/00    -11.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/00    -11.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/00    -13.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/00    -14.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/00    -14.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/00    -13.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/00    -13.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/00    -13.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/00    -12.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/00    -12.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/01    -11.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/01    -10.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/01     -8.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/01     -3.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/01     -1.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/01     -2.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/01     -0.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/01      0.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/01     -0.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/01     -1.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/01     -0.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/01     -0.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/01      1.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/01      2.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/01      3.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/01      4.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/01      4.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/01      2.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/01      1.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/01      0.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/01     -0.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/01      0.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/01      2.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/01      2.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/01      3.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/01      4.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/01      3.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/01      1.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/01      3.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/01      4.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/01      6.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/01      6.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/01      8.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/01     11.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/01      8.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/01      6.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/01      8.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/01      7.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/01      7.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/01      5.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/01      7.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/01      3.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/01      1.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/01      1.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/01     -1.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/01     -1.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/01     -0.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/01      0.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/01      1.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/01      1.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/01     -2.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/01     -2.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/01     -1.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/01      0.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/01     -1.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/01     -2.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/01     -2.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/01     -2.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/01     -5.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/01     -4.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/01     -3.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/01     -3.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/01     -4.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/01     -9.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/01    -10.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/01    -11.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/01    -14.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/01    -15.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/01    -13.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/01    -13.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/01    -14.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/01    -14.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/01    -13.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/01    -14.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/01    -15.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/01    -16.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/01    -16.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/01    -14.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/01    -12.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/01    -13.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/01    -14.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/01    -14.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/01    -15.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/01    -14.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/01    -14.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/01    -11.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/01    -11.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/01     -9.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/01     -9.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/01    -10.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/01    -10.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/01    -11.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/01    -11.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/01    -11.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/01    -11.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/01    -11.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/01    -12.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/01     -9.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/01     -5.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/01     -4.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/01     -4.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/01     -3.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/01     -3.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/01     -2.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/01     -2.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/01     -3.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/01     -4.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/01     -5.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/01     -5.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/01     -4.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/01     -1.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/01     -0.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/01      0.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/01      0.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/01      2.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/01      2.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/01      2.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/01      2.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/01      4.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/01      3.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/01     -0.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/01     -0.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/01     -0.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/01      2.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/01      3.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/01      4.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/01      6.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/01      8.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/01      5.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/01      5.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/01      6.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/01      4.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/01      2.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/01      1.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/01     -0.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/01     -0.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/01     -0.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/01     -5.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/01     -6.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/01     -5.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/01     -5.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/01     -5.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/01     -6.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/01     -7.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/01     -8.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/01     -9.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/01     -9.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/01    -10.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/01     -9.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/01     -8.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/01     -8.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/01     -8.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/01     -7.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/01     -6.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/01     -6.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/01     -5.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/01     -5.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/01     -6.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/01     -9.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/01     -9.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/01     -9.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/01     -9.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/01     -9.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/01     -9.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/01    -10.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/01    -11.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/01    -11.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/01     -9.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/01     -9.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/01     -9.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/01     -8.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/01     -8.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/01     -8.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/01     -9.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/01    -10.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/01    -11.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/01    -10.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/01    -10.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/01    -11.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/01    -11.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/01    -10.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/01    -13.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/01    -15.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/01    -16.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/01    -19.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/01    -20.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/01    -19.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/01    -19.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/01    -20.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/01    -23.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/01    -23.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/01    -22.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/01    -22.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/01    -21.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/01    -19.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/01    -19.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/01    -19.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/01    -17.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/01    -17.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/01    -16.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/01    -16.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/01    -15.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/01    -13.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/01    -11.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/01    -11.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/01    -12.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/01    -10.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/01     -9.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/01    -11.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/01    -11.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/01    -11.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/01    -11.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/01    -10.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/01    -11.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/01    -11.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/01    -11.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/01    -12.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/01    -11.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/01    -10.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/01    -10.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/01     -9.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/01     -9.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/01     -9.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/01     -8.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/01     -6.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/01     -5.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/01     -4.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/01     -3.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/01     -2.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/01     -2.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/01     -1.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/01     -2.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/01     -2.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/01     -1.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/01     -0.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/01      2.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/01      1.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/01      0.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/01      0.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/01      1.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/01      3.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/01      8.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/01     14.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/01     17.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/01     21.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/01     22.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/01     21.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/01     21.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/01     23.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/01     25.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/01     24.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/01     24.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/01     24.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/01     24.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/01     21.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/01     22.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/01     24.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/01     25.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/01     23.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/01     24.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/01     27.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/02     24.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/02     25.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/02     23.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/02     26.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/02     28.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/02     26.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/02     25.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/02     24.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/02     23.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/02     22.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/02     20.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/02     17.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/02     18.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/02     18.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/02     19.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/02     21.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/02     21.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/02     21.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/02     21.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/02     19.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/02     18.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/02     17.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/02     17.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/02     16.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/02     16.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/02     15.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/02     13.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/02     11.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/02     11.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/02      9.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/02     11.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/02     11.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/02     13.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/02     12.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/02     10.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/02      9.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/02     10.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/02     11.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/02     11.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/02      9.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/02      9.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/02      7.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/02      5.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/02      6.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/02      9.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/02     10.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/02     10.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/02     11.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/02     12.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/02     12.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/02     13.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/02     12.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/02     12.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/02     13.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/02     13.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/02     13.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/02     13.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/02     12.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/02     11.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/02      9.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/02      9.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/02      8.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/02      7.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/02      5.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/02      4.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/02      6.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/02      6.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/02      7.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/02      8.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/02      8.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/02      8.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/02      9.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/02      9.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/02      9.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/02      9.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/02     10.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/02     12.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/02     11.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/02     10.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/02     10.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/02     11.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/02     12.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/02      9.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/02      9.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/02      8.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/02      8.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/02      7.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/02      8.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/02      8.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/02      7.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/02      7.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/02      8.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/02      5.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/02      4.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/02      4.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/02      6.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/02      8.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/02      9.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/02     10.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/02      9.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/02      7.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/02      6.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/02      6.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/02      5.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/02      3.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/02      2.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/02      1.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/02      1.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/02     -0.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/02     -0.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/02     -0.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/02     -0.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/02     -0.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/02     -1.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/02     -1.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/02     -2.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/02     -3.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/02     -2.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/02     -4.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/02     -3.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/02     -3.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/02     -6.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/02     -7.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/02     -7.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/02     -8.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/02     -9.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/02    -12.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/02    -11.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/02     -9.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/02     -9.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/02     -9.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/02     -9.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/02     -8.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/02     -7.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/02     -7.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/02     -7.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/02     -9.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/02    -11.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/02     -9.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/02    -10.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/02    -11.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/02    -10.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/02     -9.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/02    -10.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/02    -12.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/02    -12.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/02    -14.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/02    -14.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/02    -17.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/02    -15.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/02    -14.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/02    -16.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/02    -16.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/02    -16.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/02    -19.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/02    -20.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/02    -19.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/02    -18.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/02    -18.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/02    -18.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/02    -17.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/02    -17.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/02    -16.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/02    -16.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/02    -16.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/02    -15.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/02    -14.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/02    -13.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/02    -12.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/02    -13.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/02    -13.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/02    -14.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/02    -14.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/02    -12.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/02    -12.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/02    -13.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/02    -14.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/02    -14.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/02    -14.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/02    -13.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/02    -12.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/02     -9.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/02     -8.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/02     -9.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/02    -10.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/02     -9.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/02     -8.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/02    -10.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/02    -12.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/02    -13.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/02    -14.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/02    -14.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/02    -15.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/02    -17.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/02    -18.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/02    -18.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/02    -17.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/02    -16.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/02    -17.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/02    -19.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/02    -18.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/02    -20.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/02    -21.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/02    -20.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/02    -16.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/02    -14.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/02    -11.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/02    -10.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/02     -5.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/02     -5.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/02     -8.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/02     -4.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/02     -4.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/02     -4.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/02      0.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/02     -0.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/02     -2.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/02     -2.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/02     -3.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/02     -1.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/02     -1.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/02     -1.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/02     -1.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/02     -1.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/02     -3.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/02     -4.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/02     -5.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/02     -5.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/02     -3.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/02     -2.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/02     -3.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/02     -2.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/02     -0.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/02     -0.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/02      0.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/02      1.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/02      2.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/02      3.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/02      4.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/02      4.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/02      3.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/02      0.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/02      0.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/02      2.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/02      4.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/02      2.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/02      4.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/02      5.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/02      6.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/02      8.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/02     10.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/02     11.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/02     10.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/02     11.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/02     12.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/02     10.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/02     10.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/02     10.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/02      9.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/02     11.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/02     11.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/03     12.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/03     15.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/03     17.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/03     17.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/03     13.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/03     12.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/03     10.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/03      9.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/03     11.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/03     12.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/03      9.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/03      9.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/03      7.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/03      6.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/03      6.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/03      5.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/03      5.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/03      4.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/03      0.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/03      1.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/03     -0.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/03     -0.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/03     -0.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/03      1.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/03      1.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/03      1.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/03      0.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/03     -2.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/03     -3.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/03     -3.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/03     -2.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/03     -5.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/03     -6.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/03     -4.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/03     -3.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/03     -4.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/03     -4.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/03     -5.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/03     -5.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/03     -7.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/03     -6.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/03     -6.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/03     -6.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/03     -4.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/03     -5.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/03     -6.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/03     -7.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/03     -8.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/03     -8.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/03    -10.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/03     -9.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/03     -9.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/03     -8.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/03     -9.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/03     -6.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/03     -6.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/03     -5.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/03     -4.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/03     -4.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/03     -4.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/03     -4.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/03     -5.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/03     -7.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/03    -10.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/03     -9.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/03     -8.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/03     -7.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/03     -7.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/03     -6.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/03     -7.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/03     -7.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/03     -7.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/03     -5.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/03     -4.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/03     -2.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/03     -0.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/03     -1.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/03      1.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/03      2.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/03      1.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/03      1.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/03     -0.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/03     -1.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/03     -1.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/03      0.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/03      1.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/03      2.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/03      4.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/03      6.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/03      5.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/03      6.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/03      7.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/03      8.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/03      6.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/03      6.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/03      6.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/03      6.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/03      5.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/03      4.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/03      6.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/03      6.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/03      7.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/03      9.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/03      8.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/03      9.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/03     12.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/03     13.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/03     14.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/03     17.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/03     17.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/03     18.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/03     18.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/03     17.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/03     20.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/03     17.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/03     17.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/03     17.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/03     17.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/03     18.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/03     21.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/03     20.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/03     21.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/03     21.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/03     21.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/03     20.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/03     20.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/03     19.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/03     18.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/03     15.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/03     17.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/03     20.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/03     20.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/03     21.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/03     22.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/03     20.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/03     18.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/03     17.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/03     16.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/03     18.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/03     19.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/03     19.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/03     19.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/03     20.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/03     19.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/03     17.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/03     16.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/03     17.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/03     18.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/03     18.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/03     18.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/03     16.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/03     17.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/03     16.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/03     15.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/03     14.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/03     13.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/03     14.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/03     15.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/03     17.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/03     17.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/03     19.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/03     19.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/03     17.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/03     17.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/03     18.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/03     17.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/03     17.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/03     18.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/03     16.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/03     16.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/03     16.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/03     15.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/03     15.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/03     16.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/03     16.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/03     17.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/03     16.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/03     16.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/03     16.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/03     14.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/03     14.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/03     13.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/03     14.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/03     14.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/03     16.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/03     15.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/03     15.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/03     14.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/03     13.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/03     12.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/03     12.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/03     10.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/03      9.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/03      7.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/03      7.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/03      9.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/03     11.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/03     12.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/03     11.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/03     12.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/03     13.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/03     16.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/03     18.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/03     19.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/03     18.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/03     18.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/03     18.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/03     16.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/03     15.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/03     16.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/03     16.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/03     13.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/03     13.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/03     13.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/03     16.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/03     17.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/03     17.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/03     17.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/03     17.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/03     18.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/03     16.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/03     14.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/03     14.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/03     13.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/03     11.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/03     12.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/03     12.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/03     11.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/03     10.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/03     11.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/03      8.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/03      8.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/03      7.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/03      5.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/03      7.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/03      7.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/03      6.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/03      7.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/03      9.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/03      9.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/03     10.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/03      9.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/03      9.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/03     10.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/03     10.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/03      9.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/03     10.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/03     11.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/03     13.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/03     11.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/03     10.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/03     12.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/03     13.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/03     14.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/03     14.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/03     13.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/03     11.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/03     11.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/03     10.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/03     11.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/03     11.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/04      9.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/04     10.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/04     12.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/04     12.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/04     12.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/04     12.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/04     14.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/04     13.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/04     14.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/04     13.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/04     14.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/04     14.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/04     15.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/04     14.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/04     13.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/04     13.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/04     14.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/04     13.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/04     13.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/04     12.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/04     10.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/04      9.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/04     10.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/04     11.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/04     10.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/04      8.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/04     10.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/04     14.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/04     14.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/04     16.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/04     18.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/04     18.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/04     19.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/04     19.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/04     18.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/04     17.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/04     15.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/04     12.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/04     11.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/04     11.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/04     12.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/04     13.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/04     15.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/04     15.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/04     14.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/04     14.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/04     14.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/04     13.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/04     14.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/04     12.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/04     10.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/04      9.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/04      7.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/04      7.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/04      8.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/04      9.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/04     10.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/04      7.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/04      5.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/04      5.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/04      4.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/04      3.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/04      2.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/04      3.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/04      4.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/04      5.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/04      4.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/04      4.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/04      5.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/04      6.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/04      8.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/04      7.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/04      7.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/04      5.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/04      4.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/04      3.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/04      3.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/04      2.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/04      2.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/04      1.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/04      2.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/04      4.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/04      3.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/04      3.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/04      1.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/04     -0.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/04     -4.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/04     -5.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/04     -4.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/04     -5.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/04     -8.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/04     -9.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/04    -13.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/04    -14.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/04    -12.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/04    -12.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/04    -13.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/04    -16.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/04    -14.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/04    -10.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/04    -12.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/04    -12.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/04    -12.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/04    -13.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/04    -11.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/04    -10.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/04    -11.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/04    -11.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/04    -11.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/04     -9.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/04    -10.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/04     -9.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/04     -6.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/04     -6.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/04     -8.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/04    -10.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/04    -12.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/04    -12.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/04    -10.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/04    -10.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/04     -9.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/04    -10.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/04    -11.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/04    -12.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/04    -12.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/04    -11.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/04    -11.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/04    -12.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/04    -13.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/04    -12.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/04    -12.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/04    -12.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/04    -13.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/04    -13.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/04    -11.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/04    -11.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/04    -11.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/04    -10.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/04    -10.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/04    -10.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/04    -10.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/04    -10.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/04     -9.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/04     -9.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/04     -7.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/04     -5.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/04     -4.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/04     -5.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/04     -6.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/04     -5.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/04     -4.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/04     -2.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/04      1.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/04      1.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/04     -0.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/04      1.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/04      2.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/04      6.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/04      5.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/04     -0.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/04      1.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/04      0.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/04     -0.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/04      0.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/04     -0.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/04     -0.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/04     -0.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/04      0.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/04      0.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/04      0.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/04      4.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/04      3.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/04      0.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/04      1.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/04      3.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/04      4.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/04      5.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/04      7.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/04      7.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/04      7.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/04      6.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/04      8.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/04      8.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/04      9.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/04      8.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/04      7.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/04      6.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/04      8.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/04      8.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/04      7.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/04      6.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/04      7.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/04      6.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/04      7.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/04      6.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/04      8.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/04      9.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/04     11.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/04     11.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/04     12.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/04     13.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/04     12.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/04     11.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/04     10.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/04      9.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/04      9.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/04     10.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/04     11.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/04     11.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/04     10.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/04     11.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/04     10.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/04     10.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/04     10.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/04     11.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/04     11.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/04     12.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/04     12.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/04     13.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/04     15.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/04     15.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/04     16.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/04     15.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/04     15.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/04     15.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/04     14.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/04     15.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/04     16.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/04     15.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/04     17.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/04     16.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/04     15.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/04     14.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/04     14.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/04     14.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/04     14.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/04     15.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/04     15.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/04     16.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/04     16.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/04     16.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/04     15.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/04     14.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/04     13.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/04     12.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/04     10.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/04      9.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/04      9.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/04      9.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/04     12.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/04     12.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/04     12.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/04     14.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/04     14.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/04     14.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/04     14.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/04     12.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/04     10.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/04     11.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/04     11.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/04     11.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/04     12.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/05     12.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/05     12.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/05     12.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/05     11.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/05     11.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/05     11.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/05     11.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/05     12.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/05     12.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/05     12.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/05     14.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/05     13.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/05     12.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/05     10.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/05     10.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/05     10.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/05     10.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/05      9.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/05      9.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/05      9.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/05     11.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/05     10.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/05     10.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/05     10.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/05     10.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/05      9.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/05      9.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/05      8.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/05      8.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/05      9.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/05     11.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/05     11.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/05     10.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/05     10.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/05     10.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/05     10.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/05     10.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/05     10.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/05     10.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/05     11.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/05     12.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/05     13.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/05     13.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/05     14.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/05     16.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/05     15.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/05     14.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/05     13.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/05     11.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/05     12.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/05      9.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/05      7.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/05      7.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/05      6.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/05      6.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/05      5.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/05      4.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/05      2.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/05      1.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/05      1.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/05      0.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/05      1.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/05      2.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/05      5.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/05      7.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/05      5.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/05      5.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/05      6.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/05      5.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/05      5.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/05      4.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/05      4.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/05      4.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/05      3.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/05      2.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/05     -0.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/05      0.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/05      0.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/05      0.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/05      0.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/05     -0.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/05      0.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/05     -1.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/05     -2.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/05     -3.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/05     -3.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/05     -2.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/05     -1.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/05     -0.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/05     -0.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/05     -1.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/05     -2.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/05     -3.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/05     -4.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/05     -5.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/05     -5.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/05     -6.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/05     -5.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/05     -5.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/05     -6.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/05     -7.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/05     -7.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/05     -6.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/05     -6.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/05     -5.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/05     -5.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/05     -6.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/05     -6.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/05     -5.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/05     -5.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/05     -3.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/05     -2.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/05     -1.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/05     -2.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/05     -1.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/05     -0.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/05      0.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/05      2.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/05      3.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/05      3.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/05      4.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/05      5.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/05      5.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/05      3.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/05      2.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/05      2.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/05      2.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/05      2.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/05      1.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/05      2.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/05      2.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/05      1.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/05      1.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/05      3.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/05      5.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/05      9.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/05      9.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/05      9.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/05      9.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/05      8.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/05      8.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/05      8.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/05      9.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/05     11.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/05     12.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/05     11.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/05     10.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/05      9.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/05      9.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/05      9.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/05     10.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/05     12.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/05     13.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/05     14.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/05     14.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/05     14.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/05     15.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/05     15.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/05     14.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/05     14.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/05     14.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/05     13.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/05     13.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/05     11.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/05      9.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/05     10.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/05     11.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/05     10.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/05      9.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/05      8.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/05      7.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/05      8.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/05      9.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/05     11.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/05     12.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/05     12.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/05     12.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/05     11.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/05     11.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/05     11.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/05     11.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/05     11.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/05     11.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/05     11.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/05     12.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/05     13.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/05     14.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/05     15.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/05     14.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/05     12.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/05     14.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/05     15.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/05     15.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/05     16.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/05     17.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/05     15.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/05     14.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/05     11.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/05      8.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/05      9.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/05     10.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/05     10.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/05      8.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/05      4.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/05      3.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/05      4.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/05      4.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/05      1.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/05      0.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/05      0.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/05      0.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/05     -0.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/05     -0.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/05     -1.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/05     -1.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/05      0.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/05      1.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/05      1.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/05      2.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/04/05      2.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/05      2.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/05      2.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/05      4.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/05      5.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/11/05      7.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/05      5.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/05      5.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/05      7.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/05      8.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/18/05      8.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/05      9.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/05      8.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/05      9.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/05      8.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/25/05      6.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/05      6.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/05      6.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/05      6.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/05      6.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/02/05      7.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/05      7.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/05      8.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/05      8.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/05      7.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/09/05      6.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/05      7.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/05      6.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/05      6.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/05      6.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/16/05      7.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/05      7.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/05      7.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/05      7.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/05      6.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/23/05      6.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/05      6.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/05      6.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/05      7.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/05     11.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/30/05     10.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/06     10.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/06     11.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/06     15.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/06     18.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/06/06     20.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/06     21.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/06     21.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/06     24.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/06     25.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/13/06     24.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/06     24.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/06     22.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/06     20.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/06     23.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/20/06     24.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/06     21.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/06     21.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/06     21.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/06     20.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/27/06     22.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/06     22.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/06     23.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/06     22.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/06     21.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/03/06     18.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/06     20.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/06     19.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/06     17.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/06     17.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/10/06     17.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/06     15.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/06     16.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/06     14.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/06     15.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/17/06     16.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/06     17.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/06     17.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/06     16.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/06     16.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/24/06     15.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/06     15.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/06     13.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/06     14.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/06     15.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/06     14.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/06     13.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/06      9.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/06      8.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/06      8.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/06      9.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/06      9.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/06     10.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/06     10.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/06     11.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/06     11.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/06     11.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/06     10.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/06      9.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/06      9.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/06      9.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/06     10.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/06      6.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/06      5.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/06      6.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/06      5.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/06      6.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/06      7.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/06      7.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/06      7.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/06      7.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/06      6.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/06      7.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/06      8.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/06      6.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/06      7.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/06      8.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/06      8.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/06      8.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/06      8.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/06      8.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/06      8.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/06      6.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/06      7.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/06      7.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/06      9.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/06      8.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/06     10.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/06     13.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/06     12.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/06     12.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/06     15.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/06     15.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/06     15.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/06     13.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/06     10.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/06      4.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/06      4.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/06      4.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/06      0.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/06      0.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/06     -5.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/06     -2.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/06     -4.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/06     -5.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/06     -1.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/06     -1.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/06     -0.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/06      0.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/06      0.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/06      1.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/06     -0.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/06     -2.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/06     -6.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/06    -10.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/06     -9.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/06    -11.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/06    -14.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/06    -12.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/06    -10.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/06     -8.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/06     -9.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/06    -10.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/06     -9.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/06    -10.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/06    -11.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/06    -12.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/06    -12.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/06    -12.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/06    -11.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/06     -8.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/06     -6.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/06     -5.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/06     -7.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/06     -6.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/06     -7.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/06     -7.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/06     -9.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/06    -10.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/06    -12.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/06    -14.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/06    -15.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/06    -14.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/06    -14.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/06    -12.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/06    -13.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/06    -13.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/06    -13.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/06    -13.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/06    -12.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/06    -13.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/06    -14.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/06    -15.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/06    -14.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/06    -13.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/06    -10.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/06     -7.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/06     -6.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/06     -5.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/06     -2.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/06     -2.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/06      2.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/06      0.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/06      4.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/06      4.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/06      0.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/06     -0.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/06      2.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/06      2.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/06      1.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/06     -0.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/06      0.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/06      3.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/06      6.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/06     10.87%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/06     10.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/06     13.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/06     18.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/06     15.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/06     11.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/06      8.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/06      7.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/06      9.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/06      9.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/06      9.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/06     10.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/06     11.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/06     10.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/06      9.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/06      7.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/06      2.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/06      0.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/06      0.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/06      4.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/06      4.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/06      3.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/06      3.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/06      3.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/06      2.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/06      6.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/06      8.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/06     10.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/06     10.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/06      8.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/06      7.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/06     10.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/06     10.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/06      8.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/06      8.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/06      6.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/06      6.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/06      6.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/06      7.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/06      7.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/06      7.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/06      6.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/06      5.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/06      6.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/06      6.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/06      6.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/03/06      7.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/06      8.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/06      8.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/06      7.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/06      7.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/10/06      8.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/06      8.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/06      9.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/06     10.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/06     11.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/17/06     10.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/06     10.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/06     10.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/06     10.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/06     11.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/24/06     10.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/06      9.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/06      8.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/06     10.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/06     13.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/01/06     14.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/06     16.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/06     16.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/06     16.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/06     15.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/08/06     14.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/06     12.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/06     11.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/06     12.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/06     14.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/15/06     16.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/06     17.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/06     14.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/06     15.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/06     14.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/22/06     14.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/06     14.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/06     15.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/06     16.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/06     15.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/29/06     16.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/07     16.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/07     17.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/07     17.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/07     14.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/05/07     11.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/07      9.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/07      9.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/07      7.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/07      8.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/12/07      9.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/07     11.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/07     10.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/07     10.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/07      9.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/19/07     10.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/07     12.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/07     11.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/07     11.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/07     11.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/26/07      9.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/07      7.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/07      7.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/07      7.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/07      8.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/02/07      9.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/07      9.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/07      9.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/07      9.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/07      8.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/09/07      9.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/07      8.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/07      7.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/07      7.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/07      8.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/16/07      8.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/07      8.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/07      9.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/07      8.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/07      7.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/23/07      6.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/07      6.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/07      2.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/07      0.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/01/07     -1.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/02/07     -0.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/07     -4.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/07     -1.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/07     -1.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/08/07     -0.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/09/07     -0.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/07      0.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/07      0.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/07     -2.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/15/07     -1.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/16/07     -1.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/07      0.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/07      0.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/07      0.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/22/07      1.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/23/07      1.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/07      1.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/07     -0.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/07     -0.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/29/07      1.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/30/07      3.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/07      4.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/07      6.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/07      9.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/05/07      8.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/06/07      7.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/07      6.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/07      7.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/07      7.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/12/07      7.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/13/07      8.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/07      8.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/07      8.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/07      6.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/19/07      5.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/20/07      8.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/07      9.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/07      8.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/07      9.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/26/07      7.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/27/07      6.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/07      5.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/07      4.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/07      5.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/03/07      6.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/04/07      7.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/07      9.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/07      8.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/07      7.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/10/07      6.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/11/07      5.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/07      6.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/07      5.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/07      7.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/17/07      6.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/18/07      6.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/07      7.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/07     11.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/07     13.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/24/07     13.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/25/07     14.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/07     19.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/07     16.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/07     15.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/31/07     14.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/01/07     15.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/07     15.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/07     16.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/07     17.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/07/07     15.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/08/07     14.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/07     13.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/07     12.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/07     11.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/14/07     12.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/15/07     13.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/07     14.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/07     15.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/07     16.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/21/07     15.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/22/07     14.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/07     13.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/07     12.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/07     10.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/28/07     11.17%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/29/07     11.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/07     12.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/07     13.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/07     13.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/05/07     13.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/06/07     14.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/07     14.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/07     14.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/07     14.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/12/07     17.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/13/07     17.00%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/07     16.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/07     16.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/07     15.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/19/07     16.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/20/07     17.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/07     19.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/07     19.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/07     17.69%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/26/07     13.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/27/07      9.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/07      9.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/07     12.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/07      7.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/02/07      8.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/03/07      9.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/07      6.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/07      7.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/07      8.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/09/07      7.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/10/07      3.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/07      3.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/07      2.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/07     -0.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/16/07     -4.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/17/07     -4.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/07     -1.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/07     -1.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/07      1.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/23/07      2.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/24/07      0.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/07      2.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/07      1.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/07      2.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/30/07      4.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/31/07      7.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/07      7.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/07      7.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/07      6.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/06/07      5.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/07/07      3.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/07      1.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/07      2.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/07      2.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/13/07      3.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/14/07      4.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/07      3.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/07      5.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/07      9.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/20/07      9.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/21/07      9.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/07      9.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/07      7.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/07      7.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/27/07      9.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/28/07      8.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/07      8.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/07     11.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/07     10.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/04/07      8.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/05/07      8.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/07      9.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/07     10.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/07     12.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/11/07     12.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/12/07     10.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/07     10.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/07     10.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/07     11.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/18/07     14.06%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/19/07     16.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/07     12.76%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/07     14.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/07     17.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/25/07     18.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/26/07     21.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/07     26.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/07     25.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/07     22.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/01/07     23.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/02/07     25.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/05/07     22.01%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/06/07     25.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/07/07     28.53%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/08/07     33.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/09/07     33.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/12/07     23.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/13/07     25.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/14/07     25.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/15/07     22.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/16/07     19.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/19/07     15.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/20/07     16.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/21/07     13.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/22/07     11.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/23/07      9.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/26/07      9.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/27/07      8.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/28/07     10.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/29/07     12.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 11/30/07     14.11%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/03/07     15.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/04/07     14.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/05/07     16.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/06/07     16.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/07/07     15.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/10/07     16.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/11/07     15.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/12/07     11.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/13/07      7.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/14/07      5.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/17/07      0.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/18/07      1.66%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/19/07      1.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/20/07     -0.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/21/07      0.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/24/07      1.61%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/25/07     -0.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/26/07      0.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/27/07      1.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/28/07      0.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 12/31/07     -0.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/01/08     -1.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/02/08     -2.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/03/08     -4.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/04/08     -4.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/07/08     -6.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/08/08     -4.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/09/08     -4.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/10/08     -4.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/11/08     -3.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/14/08     -1.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/15/08     -5.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/16/08     -9.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/17/08    -11.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/18/08    -13.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/21/08    -20.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/22/08    -21.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/23/08    -21.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/24/08    -18.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/25/08    -15.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/28/08    -15.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/29/08    -15.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/30/08    -16.26%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 01/31/08    -15.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/01/08    -12.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/04/08     -7.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/05/08     -9.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/06/08    -13.68%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/07/08    -13.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/08/08    -12.08%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/11/08    -11.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/12/08    -10.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/13/08     -6.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/14/08     -4.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/15/08     -4.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/18/08     -4.93%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/19/08     -2.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/20/08     -5.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/21/08     -5.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/22/08     -7.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/25/08     -6.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/26/08     -5.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/27/08     -6.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/28/08     -6.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 02/29/08     -8.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/03/08    -10.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/04/08    -11.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/05/08    -10.22%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/06/08     -7.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/07/08     -8.75%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/10/08     -7.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/11/08     -5.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/12/08     -5.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/13/08     -8.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/14/08    -10.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/17/08    -15.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/18/08    -13.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/19/08    -14.29%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/20/08    -16.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/21/08    -15.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/24/08    -13.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/25/08    -11.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/26/08    -10.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/27/08     -9.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/28/08     -9.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 03/31/08     -8.52%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/01/08     -8.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/02/08     -7.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/03/08     -6.42%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/04/08     -5.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/07/08     -4.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/08/08     -3.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/09/08      0.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/10/08      1.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/11/08      2.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/14/08      7.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/15/08     10.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/16/08     10.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/17/08      8.39%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/18/08      5.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/21/08      9.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/22/08      7.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/23/08      9.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/24/08      9.04%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/25/08      6.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/28/08      4.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/29/08      4.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 04/30/08      7.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/01/08      8.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/02/08     10.23%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/05/08     11.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/06/08     10.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/07/08      8.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/08/08      5.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/09/08      4.83%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/12/08      4.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/13/08      4.50%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/14/08      5.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/15/08      5.79%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/16/08      7.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/19/08      7.60%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/20/08      5.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/21/08      3.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/22/08      2.51%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/23/08      3.45%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/26/08      4.24%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/27/08      4.91%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/28/08      4.67%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/29/08      5.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 05/30/08      8.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/02/08     10.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/03/08      6.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/04/08      3.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/05/08      7.70%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/06/08      8.27%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/09/08     11.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/10/08      6.84%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/11/08      6.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/12/08      7.38%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/13/08      6.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/16/08      5.62%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/17/08      3.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/18/08      2.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/19/08      1.82%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/20/08     -0.20%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/23/08     -0.44%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/24/08     -1.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/25/08     -2.77%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/26/08     -3.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/27/08     -5.28%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 06/30/08     -6.33%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/01/08     -7.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/02/08     -8.10%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/03/08    -10.81%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/04/08    -11.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/07/08     -9.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/08/08    -11.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/09/08    -10.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/10/08    -11.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/11/08    -11.30%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/14/08    -12.13%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/15/08    -14.59%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/16/08    -14.78%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/17/08    -13.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/18/08    -14.03%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/21/08    -12.80%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/22/08    -12.25%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/23/08    -11.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/24/08    -12.58%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/25/08    -15.15%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/28/08    -15.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/29/08    -16.43%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/30/08    -13.85%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 07/31/08    -12.92%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/01/08    -13.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/04/08    -15.56%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/05/08    -17.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/06/08    -16.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/07/08    -17.46%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/08/08    -20.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/11/08    -20.74%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/12/08    -20.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/13/08    -21.02%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/14/08    -19.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/15/08    -19.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/18/08    -19.55%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/19/08    -20.90%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/20/08    -19.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/21/08    -20.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/22/08    -20.98%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/25/08    -21.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/26/08    -21.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/27/08    -18.72%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/28/08    -19.21%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 08/29/08    -19.16%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/01/08    -19.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/02/08    -18.41%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/03/08    -19.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/04/08    -20.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/05/08    -21.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/08/08    -20.34%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/09/08    -24.07%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/10/08    -24.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/11/08    -25.47%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/12/08    -22.96%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/15/08    -24.95%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/16/08    -28.12%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/17/08    -30.49%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/18/08    -30.18%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/19/08    -22.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/22/08    -21.40%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/23/08    -22.31%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/24/08    -21.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/25/08    -18.89%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/26/08    -20.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/29/08    -25.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 09/30/08    -23.05%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/01/08    -24.19%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/02/08    -26.73%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/03/08    -28.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/06/08    -35.65%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/07/08    -35.14%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/08/08    -40.36%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/09/08    -39.99%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/10/08    -42.09%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/13/08    -38.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/14/08    -34.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/15/08    -40.63%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/16/08    -44.71%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/17/08    -44.57%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/20/08    -42.35%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/21/08    -42.88%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/22/08    -48.54%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/23/08    -50.64%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/24/08    -53.97%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/27/08    -54.94%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/28/08    -51.48%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/29/08    -49.86%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/30/08    -44.32%      -11.03%      14.70%      27.56%      -23.90%    1.83%
 10/31/08    -42.37%      -11.03%      14.70%      27.56%      -23.90%    1.83%

                                                              SOURCE: Bloomberg

I have more to share about global markets and the impact on the former Accolade Funds, but first let me spend a little time discussing other fund-related changes approved by shareholders.

Regarding the funds' board, three of the five independent trustees from the former Accolade and Investors trusts are members of the new board, while the other two were close to the mandatory retirement age and chose to retire. A fourth independent trustee has been added to the board.

Among the other items approved by shareholders in this year's special election was the addition of performance fees to the nine equity mutual funds managed by U.S. Global Investors. If a fund surpasses its designated benchmark by five percentage points or more over a 12-month period, the fund adviser will receive a 0.25 percent performance fee. And in the event that a fund's returns are five percentage points or more below its benchmark, the adviser will forfeit 0.25 percent of its base advisory fee.

We believe the performance fee structure benefits shareholders by aligning their interests to an even greater degree to the interests of the fund

 U.S. GLOBAL INVESTORS FUNDS


managers. In addition, our portfolio managers receive much of their compensation in the form of shares in their funds, and as a result they hold a high percentage of their net worth in their funds as long-term investments. They have a greater exposure to the fund's ups and downs than most shareholders, and they work very hard to attain strong performance. Along with the portfolio managers, many other U.S. Global employees hold significant investments in the funds we manage. In this way, the financial interests of our entire company - both at a corporate level and an individual level - are aligned with those of the other shareholders.

I'd like to take a moment now to thank the fund shareholders for their vote of confidence in the special election. We have worked hard over the years to earn your trust, and we were gratified that you supported us during a particularly difficult period in the markets.

Another noteworthy event came in early November 2008, when U.S. Global Investors took over day-to-day management of the Eastern European Fund and the Global Emerging Markets Fund. We restructured our relationship with Charlemagne Capital (IOM) Ltd., which had previously overseen the daily operation of those funds. Charlemagne Capital will remain a subadviser to the fund, providing non-discretionary advisory services.

We have expanded our investment team to enable us to handle the management of these two funds, just as we did when we assumed direct management of the Global MegaTrends Fund more than a year ago. Our team now includes personnel from Eastern Europe and with experience in Latin America. Adding this talent and experience to that of our China-East Asia and our natural resources specialists further broadens our global perspective, which we believe will serve the fund shareholders well.

TOTAL ANNUALIZED RETURNS AS OF 9/30/08

FUND/TICKER                        ONE-YEAR          THREE-YEAR          FIVE-YEAR        TEN-YEAR          GROSS        CAPPED
                                                                                                           EXPENSE       EXPENSE
                                                                                                            RATIO         RATIO
Global Emerging Markets            -44.71%             1.64%                n/a             5.30%*          2.93%         2.50%
Fund (GEMFX)                                                                            Since Inception

Eastern European Fund (EUROX)      -35.08%             2.46%              21.21%           21.20%           2.14%           --

*Inception Date 2/24/05.
Gross expense ratio as stated in the most recent prospectus. The Adviser has contractually limited total fund operating expenses (as a percentage of net assets) to not exceed 2.25% for the Eastern European Fund and 2.50% (exclusive of acquired fund fees and expenses of 0.06%) for the Global Emerging Markets Fund through September 30, 2009, or until such later date as the Adviser determines. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus (e.g., short-term trading fees, if applicable, of up to 2.00%) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS.

 U.S. GLOBAL INVESTORS FUNDS


As I mentioned earlier, the year ended October 31, 2008, was rough on the former Accolade Funds. A large share of that negative performance came in October 2008, the final month of the period, as the collapse of Lehman Brothers reverberated through the global financial sector and currencies weakened significantly in Russia and elsewhere in Eastern Europe. The broader economic slowdown and lower prices for oil and other commodities were also major factors. Russia is essentially an oil-driven economy, with that sector being its greatest generator of foreign exchange reserves. The Moscow stock market has a high correlation to oil prices, which fell off after their peak in July.

Several actions by Russia's government also disturbed investor confidence - these actions included the military faceoff with the former Soviet republic of Georgia and its intervention in the business of a major coal and steel company. EUROX was down more than 26 percent and GEMFX declined 22 percent in October. During the same month, Russia's leading stock market fell 36 percent and the MSCI Emerging Markets Index lost 26.4 percent.

While more short-term volatility is likely, over the longer term growth prospects remain bright for Eastern Europe and the world's emerging markets on the whole. Russia, Brazil and other countries have ambitious growth goals that require substantial investment in their housing, transportation and communication infrastructure. There is also a strong consumer desire for lifestyle improvements that extends to emerging nations around the globe.

TOTAL ANNUALIZED RETURNS AS OF 9/30/08

FUND/TICKER                        ONE-YEAR          THREE-YEAR          FIVE-YEAR        TEN-YEAR          GROSS        CAPPED
                                                                                                           EXPENSE       EXPENSE
                                                                                                            RATIO         RATIO
Global MegaTrends Fund             -24.15%             -1.17%             5.82%             4.34%           2.56%         1.85%
(MEGAX)

Holmes Growth Fund (ACBGX)         -26.90%             -0.75%             7.00%             5.25%           1.92%         1.75%

Gross expense ratio as stated in the most recent prospectus. The Adviser has contractually limited total fund operating expenses (as a percentage of net assets) to not exceed 1.85% (exclusive of acquired fund fees and expenses of 0.01%) for the Global MegaTrends Fund and 1.75% (exclusive of acquired fund fees and expenses of 0.01%) for the Holmes Growth Fund through September 30, 2009, or until such later date as the Adviser determines. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus (e.g., short-term trading fees, if applicable, of up to 0.25%) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS.

Many of the same negative factors discussed above also weighed on the Global MegaTrends Fund, which focuses on opportunities generated by the global infrastructure build-out. The fund outperformed the S&P 500 for the first 10 months of the fiscal year, only to be undercut in September

 U.S. GLOBAL INVESTORS FUNDS


and October when the global financial crisis dried up credit, which raised the possibility that infrastructure projects would be shelved.

President-elect Obama has quickly come out as a strong advocate of increased infrastructure spending in the U.S. as a way to get long-deferred improvement projects done, lift the economy and create enduring and well-paying jobs. This is a good sign for the sector.

The Holmes Growth Fund was bogged down by slow domestic growth through the year. When conditions worsened in October, as a steady parade of companies reported disappointing results for the third calendar quarter, the fund maintained a high defensive cash position and this helped blunt some of the impact.

Almost no one escaped this year's market woes, the breadth of which has rarely been seen, and the road may continue to be bumpy for some time as we work our way through the recession and banks, brokerages, hedge funds and others continue to de-leverage and rebuild their balance sheets. Even with substantially higher cash levels compared to our peers, we could not escape the de-leveraging of growth stocks. We have published several timely articles in our weekly Investor Alert to explain the credit crisis and the opportunities presented by government's recent actions of printing money, dropping interest rates and planning massive infrastructure projects.

We take a long-term perspective in managing the funds, and we continue to see long-term investment opportunities in domestic markets, emerging markets and global infrastructure. Still, it's important to remind shareholders of the inherent volatility of markets so you can manage your expectations and make appropriate decisions.

We strive to deliver superior market returns and serve as a source of useful information on the macro and micro trends that influence domestic and global markets. To that end, I encourage you to visit www.usfunds.com to have a look at the "Frank Talk" investment blog, replays of our informative webcasts and to sign up for our weekly Investor Alert electronic newsletter.

And as always, we urge investors to resist the temptation to chase performance and that they consider a portfolio allocation model similar to one cited by prominent financial planner Roger Gibson in his book "Asset
Allocation: Balancing Financial Risk." In this model, assets are divided among four broad categories - domestic stocks, international stocks, fixed-income securities and hard assets - and rebalanced periodically to maintain the desired exposure.

 U.S. GLOBAL INVESTORS FUNDS


Thank you for placing your trust in U.S. Global Investors, and we look forward to strengthening this relationship in the years ahead.

Sincerely,

/s/ Frank Holmes

Frank Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.

Please consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc.

Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. By investing in a specific geographic region, a regional fund's returns and share price may be more volatile than those of a less concentrated portfolio. All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The S&P 500 Stock Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. Diversification does not protect an investor from market risks and does not assure a profit. None of U.S. Global Investors family of funds held any of the securities mentioned in this letter as of September 30, 2008. The Eastern European Fund invests more than 25% of its investments in companies principally engaged in the oil & gas and banking industries. In particular, the fund will invest at least 25% of its net assets in the following industries: energy equipment and services; oil, gas and consumable fuels; and commercial banking. However, the fund will not invest more than 50% of its net assets in any one of those industries. The risk of concentrating investments in this group of industries will make the fund more susceptible to risk in these industries than funds which do not concentrate their investments in an industry and may make the fund's performance more volatile.

 HOLMES GROWTH FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Holmes Growth Fund focuses on companies with good growth prospects and strong positive earnings momentum. Our primary objective is long-term capital appreciation.

PERFORMANCE

 HOLMES GROWTH FUND

                          [Holmes Growth Fund Graph]

                   Holmes Growth     S&P 500          S&P 1500      S&P MidCap
         Date           Fund          Index            Index        400 Index
         ----      -------------     -------          --------      ----------

     10/31/1998     $ 10,000.00    $ 10,000.00      $ 10,000.00    $ 10,000.00
     11/30/1998       10,939.43      10,605.83        10,593.70      10,499.04
     12/31/1998       12,500.21      11,216.59        11,262.40      11,766.56
      1/31/1999       13,394.91      11,685.46        11,640.71      11,308.66
      2/28/1999       12,142.33      11,322.34        11,239.91      10,716.75
      3/31/1999       13,228.75      11,775.21        11,671.45      11,016.15
      4/30/1999       13,152.06      12,231.20        12,165.47      11,884.63
      5/31/1999       13,037.03      11,942.78        11,918.94      11,936.31
      6/30/1999       14,238.48      12,605.05        12,579.05      12,575.08
      7/31/1999       14,033.98      12,211.84        12,204.00      12,305.87
      8/31/1999       14,596.36      12,151.39        12,103.44      11,884.10
      9/30/1999       14,864.77      11,818.68        11,780.07      11,517.68
     10/31/1999       16,085.39      12,566.25        12,492.86      12,104.17
     11/30/1999       17,925.91      12,821.68        12,781.48      12,739.38
     12/31/1999       22,681.08      13,576.38        13,542.37      13,495.85
      1/31/2000       23,034.56      12,894.35        12,889.85      13,115.79
      2/29/2000       30,766.74      12,650.52        12,778.78      14,033.42
      3/31/2000       29,212.94      13,887.31        13,959.75      15,207.30
      4/30/2000       26,171.61      13,469.65        13,539.64      14,675.55
      5/31/2000       22,887.28      13,193.98        13,265.92      14,494.37
      6/30/2000       24,006.60      13,519.31        13,598.01      14,707.49
      7/31/2000       21,871.05      13,308.14        13,409.41      14,940.06
      8/31/2000       24,934.46      14,134.30        14,293.76      16,607.19
      9/30/2000       23,056.65      13,388.29        13,592.39      16,493.50
     10/31/2000       21,362.93      13,331.50        13,510.81      15,933.93
     11/30/2000       18,509.05      12,281.22        12,440.16      14,731.98
     12/31/2000       18,774.45      12,341.47        12,599.44      15,858.77
      1/31/2001       18,243.65      12,779.07        13,034.81      16,212.25
      2/28/2001       15,766.61      11,614.60        11,889.75      15,287.57
      3/31/2001       14,380.64      10,879.22        11,131.54      14,151.76
      4/30/2001       14,518.25      11,723.98        12,019.80      15,712.35
      5/31/2001       14,429.79      11,802.63        12,119.16      16,078.16
      6/30/2001       14,046.43      11,515.47        11,862.90      16,013.24
      7/31/2001       13,604.10      11,402.07        11,739.18      15,774.58
      8/31/2001       13,191.26      10,688.99        11,044.25      15,258.86
      9/30/2001       12,621.15       9,825.90        10,096.69      13,361.27
     10/31/2001       12,699.79      10,013.38        10,322.25      13,952.70
     11/30/2001       13,092.97      10,781.28        11,108.32      14,990.62
     12/31/2001       13,653.25      10,875.78        11,259.60      15,763.89
      1/31/2002       13,702.40      10,717.16        11,111.78      15,682.91
      2/28/2002       13,525.47      10,510.43        10,914.24      15,702.00
      3/31/2002       14,026.78      10,905.72        11,367.24      16,824.32
      4/30/2002       14,518.25      10,244.77        10,761.49      16,745.63
      5/31/2002       14,272.51      10,169.30        10,660.75      16,463.41
      6/30/2002       13,319.05       9,444.85         9,907.58      15,258.61
      7/31/2002       11,667.68       8,708.67         9,098.07      13,780.38
      8/31/2002       11,195.86       8,765.84         9,157.47      13,849.73
      9/30/2002       11,087.74       7,813.17         8,197.40      12,734.10
     10/31/2002       11,392.45       8,500.86         8,872.71      13,285.42
     11/30/2002       12,237.80       9,001.21         9,391.99      14,053.22
     12/31/2002       10,989.44       8,472.41         8,861.04      13,475.99
      1/31/2003       11,205.69       8,250.47         8,624.83      13,082.47
      2/28/2003       11,087.74       8,126.68         8,484.40      12,770.75
      3/31/2003       10,586.43       8,205.58         8,564.84      12,878.21
      4/30/2003       10,724.04       8,881.47         9,263.49      13,812.49
      5/31/2003       11,274.50       9,349.42         9,781.12      14,956.53
      6/30/2003       11,323.65       9,468.68         9,910.85      15,147.01
      7/31/2003       11,648.02       9,635.63        10,111.58      15,684.64
      8/31/2003       12,090.35       9,823.55        10,339.98      16,395.01
      9/30/2003       11,992.06       9,719.22        10,219.44      16,144.30
     10/31/2003       13,319.05      10,269.04        10,824.43      17,364.84
     11/30/2003       13,466.49      10,359.38        10,954.93      17,969.63
     12/31/2003       13,378.02      10,902.67        11,480.90      18,272.59
      1/31/2004       13,761.38      11,102.79        11,699.26      18,668.38
      2/29/2004       13,781.04      11,257.11        11,874.20      19,116.74
      3/31/2004       13,800.70      11,087.28        11,726.81      19,197.66
      4/30/2004       13,486.15      10,913.23        11,518.74      18,567.96
      5/31/2004       13,712.23      11,063.00        11,684.04      18,952.63
      6/30/2004       14,125.07      11,278.12        11,930.64      19,383.61
      7/31/2004       13,387.85      10,904.84        11,511.86      18,479.46
      8/31/2004       13,132.29      10,948.95        11,545.98      18,430.70
      9/30/2004       13,859.67      11,067.54        11,707.06      18,976.47
     10/31/2004       14,134.90      11,236.62        11,888.19      19,279.69
     11/30/2004       15,176.83      11,691.28        12,408.92      20,427.41
     12/31/2004       15,589.67      12,089.12        12,833.92      21,282.60
      1/31/2005       15,157.17      11,794.45        12,521.06      20,739.36
      2/28/2005       15,648.65      12,042.65        12,801.16      21,434.78
      3/31/2005       15,216.15      11,829.40        12,578.31      21,197.58
      4/30/2005       14,469.11      11,605.04        12,300.15      20,373.97
      5/31/2005       15,167.00      11,974.30        12,736.48      21,600.24
     06/30/2005       15,687.97      11,991.31        12,794.41      22,100.91
     07/31/2005       16,582.46      12,437.24        13,299.17      23,261.45
      8/31/2005       16,779.05      12,323.76        13,172.44      23,002.01
      9/30/2005       17,211.55      12,423.57        13,279.06      23,178.74
     10/31/2005       16,277.74      12,216.46        13,044.26      22,680.42
     11/30/2005       16,897.01      12,678.51        13,555.45      23,788.18
     12/31/2005       17,103.43      12,682.92        13,563.16      23,954.15
      1/31/2006       18,636.84      13,018.74        13,991.78      25,365.36
      2/28/2006       18,273.14      13,054.06        14,010.57      25,152.72
      3/31/2006       19,030.02      13,216.56        14,222.26      25,780.05
      4/30/2006       19,393.71      13,394.03        14,405.83      26,142.57
      5/31/2006       18,361.61      13,008.54        13,962.63      24,964.25
      6/30/2006       18,233.82      13,026.18        13,979.64      24,968.97
      7/31/2006       17,575.24      13,106.53        14,001.80      24,257.08
      8/31/2006       17,585.07      13,418.38        14,316.65      24,533.68
      9/30/2006       17,457.29      13,764.17        14,653.81      24,698.67
     10/31/2006       18,027.40      14,212.69        15,151.91      25,725.07
     11/30/2006       18,518.88      14,482.96        15,463.46      26,552.21
     12/31/2006       18,184.68      14,686.12        15,649.50      26,423.64
      1/31/2007       18,823.60      14,908.22        15,914.72      27,383.30
      2/28/2007       18,587.69      14,616.63        15,647.33      27,584.43
      3/31/2007       18,951.38      14,780.12        15,831.00      27,955.05
      4/30/2007       19,885.19      15,434.80        16,502.41      28,805.42
      5/31/2007       21,094.23      15,973.40        17,105.46      30,247.45
      6/30/2007       21,261.33      15,708.04        16,814.44      29,587.11
      7/31/2007       21,015.59      15,221.01        16,265.87      28,314.07
      8/31/2007       20,927.12      15,449.17        16,506.02      28,573.94
      9/30/2007       23,020.82      16,026.95        17,094.18      29,329.34
     10/31/2007       24,357.64      16,281.90        17,382.80      30,101.18
     11/30/2007       22,804.57      15,601.20        16,623.31      28,584.53
     12/31/2007       23,708.89      15,492.96        16,516.54      28,530.07
      1/31/2008       21,251.50      14,563.66        15,530.68      26,772.25
      2/29/2008       21,634.85      14,090.54        15,044.55      26,274.74
      3/31/2008       20,750.19      14,029.70        14,976.88      26,005.19
      4/30/2008       21,860.93      14,712.99        15,734.74      28,008.63
      5/31/2008       23,001.16      14,903.57        16,007.03      29,489.78
      6/30/2008       22,490.02      13,647.14        14,682.80      27,416.62
      7/31/2008       20,278.37      13,532.42        14,562.58      26,908.23
      8/31/2008       19,403.54      13,728.16        14,791.21      27,368.77
      9/30/2008       16,788.88      12,504.89        13,465.60      24,439.22
     10/31/2008       13,898.99      10,404.69        11,133.76      19,126.37

 AVERAGE ANNUAL PERFORMANCE                             For the Years Ended
                                                           October 31, 2008

                                           One Year   Five Year   Ten Year
  Holmes Growth Fund                       (42.94)%     0.86%      3.34%
  ------------------------------------------------------------------------
  S&P 500 Index                            (36.10)%     0.26%      0.40%
  ------------------------------------------------------------------------
  S&P 1500 Index                           (35.95)%     0.56%      1.08%
  ------------------------------------------------------------------------
  S&P MidCap 400 Index                     (36.46)%     1.95%      6.69%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P 1500 Index is a broad-based capitalization-weighted index of 1500 U.S. companies and is comprised of the S&P 400, S&P 500 and the S&P 600. In the future, this index will be used as the primary benchmark comparison for the fund as the Adviser believes it is more representative of the investments in the fund. The previous benchmark was the S&P MidCap 400 Index. The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The returns for the indexes reflect no deduction for fees, expenses or taxes.
  The Adviser has agreed to limit the fund's total operating expenses to 1.75% on an annualized basis through September 30, 2009.

Please visit our website at usfunds.com for updated performance information for different time periods.

 HOLMES GROWTH FUND


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The credit crisis that began in the summer of 2007 gained strength and momentum as 2008 progressed. It began as a subprime problem and morphed into a full-blown credit disaster. In March, with the Fed's backing, Bear Stearns was forced into a merger with JP Morgan Chase after Bear Stearns suffered what became a "run on the bank" that eliminated its liquidity in a matter of days. While interest rates were cut aggressively and innovative means to deal with the financial crisis were pursued, the Fed could not engineer the desired soft landing for the financial industry. After the demise of Bear Stearns, many market participants believed that the Fed would not allow another large financial institution to fail, but in mid-September, Lehman Brothers filed for bankruptcy and the financial markets went into a tailspin. Financial institutions went into a survival model that included refusal to lend to each other for fear of another collapse that would leave them holding the bag. With credit at a virtual standstill, economic activity nosedived in October. Over the past year, the Fed cut interest rates by 350 basis points and implemented numerous other measures to shore up the financial system. Trillions of dollars were committed to this effort.

U.S. economic growth was anemic over the past twelve months and deteriorated rapidly in September and October. Global growth suffered as well after commodity prices peaked in mid-July and started a rapid descent. The global economy was not immune to the financial crisis and eventually succumbed to its pull. Housing and auto sales were very weak and home prices continued to decline as optimism for a quick turnaround died away.

In just a few short months, the prospects of the highest inflation in a generation gave way to the possibility of deflation in the not-too-distant future. The collapse in commodity prices and a synchronized global recession were the drivers of this trend change.

Stock market performance was very weak over this period, with the S&P 1500 Index falling about 36 percent. The traditionally "defensive" consumer staples sector was the notable outperformer; however, it still declined by more than 14 percent. Financials declined by more than 50 percent, and materials, technology and telecom were not far behind.

 HOLMES GROWTH FUND


INVESTMENT HIGHLIGHTS

STRENGTHS

* The fund was significantly underweight the financial sector, which declined by more than 50 percent.

* The fund held large cash positions during the last few months, when markets were particularly volatile.

* Fund holdings that positively contributed to fund performance included The Mosaic Company,(1) Potash Corporation of Saskatchewan, Inc.(1) and Strayer Education Inc.(2)

WEAKNESSES

* The fund maintained a significant overweight position during much of the period under review in the materials sector, which was hurt when commodity prices collapsed.

* Exposure to global cyclicals and emerging markets also negatively impacted fund performance.

* Fund holdings that negatively impacted performance included GMP Capital Trust,(3) Freeport-McMoran Copper & Gold, Inc.(1) and Parexel
  International Corp.(1)

         SECTOR WEIGHTINGS--HOLMES GROWTH FUND AND S&P 1500 INDEX
                        (AT OCTOBER 31, 2008 IN %)

                          HOLMES GROWTH   S&P 1500      OVER
                              FUND          INDEX     (UNDER)
                            % WEIGHTS     % WEIGHTS   % WEIGHT
SECTORS                   -------------   ---------   --------
Healthcare                     19.6          13.7       5.9
Financials                     11.8          15.4      (3.6)
Consumer Discretion            11.0           8.8       2.2
Energy                          9.8          12.4      (2.6)
Technology                      8.5          15.6      (7.1)
Consumer Staples                2.6          11.9      (9.3)
Industrials                     1.9          11.5      (9.6)
Materials                       0.2           3.4      (3.2)
Other                           0.5           7.3      (6.8)
Cash Equivalent                34.1           0.0      34.1
                              -----         -----      ----
    TOTAL                     100.0         100.0       0.0
                              =====         =====      ====

 HOLMES GROWTH FUND


The top-down themes that comprised our primary focus for most of the past year were the secular bull market for commodities, global infrastructure build-out and a weaker U.S. dollar. These macro themes generally worked out very well through the first half of 2008 before deteriorating significantly over the past few months. The fund took a more defensive approach in the final months of the reporting period by maintaining large cash equivalent positions and increasing its weighting in traditionally defensive areas such as healthcare. Exposure to economically sensitive sectors and industries was reduced to generally underweight positions. Traditional financials, such as banks and thrifts, do not typically meet the fund's growth and return-on-equity models, which generally helped the fund avoid the underperformance in financials. The fund also shifted more of the portfolio to larger capitalization companies. After increasing international exposure during the first half of the fiscal year, the fund reduced its exposure to help manage volatility.

FUND METRICS

At October 31, 2008, the average revenue growth in the last quarter for the stocks in the fund was 25 percent, compared to 10 percent for the stocks in the S&P 1500 Index. The high relative growth also applied to earnings of the stocks in the fund, which on average grew 26 percent year-over-year in the latest quarter, as compared to a negative 19 percent for the S&P 1500 Index. Despite these higher growth rates, the price-to-projected-earnings-per-share growth rate (PEG ratio) was lower than that of the S&P 1500 Index (0.7x for the fund compared to 1.1x for the index).

AVERAGE YEAR-OVER-YEAR FUND METRICS, QUARTER ENDED OCTOBER 31, 2008

----------------------------------------------------------------------
                                                RETURN ON    P/E TO
                             REVENUE  EARNINGS  EQUITY -     GROWTH
                             GROWTH    GROWTH      ROE     RATIO - PEG
----------------------------------------------------------------------
Holmes Growth Fund             25%      26%        23%        0.7x
----------------------------------------------------------------------
S&P 1500 Index                 10%     -19%        14%        1.1x
----------------------------------------------------------------------

The fund returned negative 42.94 percent for the 12-month period, compared to a total return of negative 36.10 percent for the S&P 500 Index and a total return of negative 35.95 percent for the S&P 1500 Index.

The fund's turnover rate was 140 percent for the reporting period. The fund's turnover increased during the past fiscal year due to significant changes to the financial landscape. The volatility and severity of the market's decline in recent months has led the fund to raise its cash position significantly and reposition the fund for a very different macro environment than prevailed at the beginning of the reporting period.

 HOLMES GROWTH FUND


CURRENT OUTLOOK

OPPORTUNITIES

* While problems facing the market and economy may be the most difficult in a generation, the global policy response to these problems is unprecedented. Governments and central banks around the world are pulling out all the stops to stabilize the markets and put a floor under the economy. Based on these policy actions, the economy may stabilize quicker than many investors currently expect.

* With President-elect Obama taking office, it appears likely that a sentiment change to greater optimism may be under way that could provide market support.

* After years of decline, it appears increasingly likely that the U.S. dollar will rally in the near term, which would provide support to importers and businesses focused on the domestic market.

THREATS

* The economy remains the wild card, and a weaker-for-longer scenario cannot be ruled out.

* A bankruptcy filing by one of the big three automakers could have a negative domino impact on the economy by dragging it further into or prolonging the recession.

* The current financial and economic crisis is truly global in nature and a significant negative feedback loop could develop on a global basis.

(1)The fund did not hold this security as of October 31, 2008.

(2)This security comprised 3.12% of the fund's total net assets as of October 31, 2008.

(3)This security comprised 0.68% of the fund's total net assets as of October 31, 2008.

 HOLMES GROWTH FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS         October 31, 2008

   BAXTER INTERNATIONAL, INC.                                    3.21%
     MEDICAL PRODUCTS
   -------------------------------------------------------------------
   STRAYER EDUCATION, INC.                                       2.86%
     SCHOOLS
   -------------------------------------------------------------------
   ITT EDUCATIONAL SERVICES, INC.                                2.65%
     SCHOOLS
   -------------------------------------------------------------------
   ACTIVISION BLIZZARD, INC.                                     2.52%
     ENTERTAINMENT
   -------------------------------------------------------------------
   EZCORP, INC.                                                  2.40%
     RETAIL
   -------------------------------------------------------------------
   ILLUMINA, INC.                                                2.33%
     MEDICAL - BIOMEDICAL
   -------------------------------------------------------------------
   VARIAN MEDICAL SYSTEMS, INC.                                  2.30%
     MEDICAL PRODUCTS
   -------------------------------------------------------------------
   BRISTOL MYERS SQUIBB CO.                                      2.20%
     MEDICAL PRODUCTS
   -------------------------------------------------------------------
   STIFEL FINANCIAL CORP.                                        2.20%
     FINANCIAL SERVICES
   -------------------------------------------------------------------
   CUBIST PHARMACEUTICALS, INC.                                  2.08%
     MEDICAL - BIOMEDICAL
   -------------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                       24.75%


 PORTFOLIO PROFILE                                         October 31, 2008

   Country Distribution*                              % of Investments
   -------------------------------------------------------------------
     United States                                              94.83%
   -------------------------------------------------------------------
     Canada                                                      4.06%
   -------------------------------------------------------------------
     Switzerland                                                 1.11%
   -------------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different. American Depositary (ADRs) and Global Depositary Receipts (GDRs) are included as United States investments in accordance with the prospectus.

 GLOBAL MEGATRENDS FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global MegaTrends Fund focuses on companies that are well positioned to benefit from future investments in global infrastructure, both in the private and public sectors.

The fund considers a broad range of investable opportunities, including publicly-traded infrastructure assets (such as airports and toll roads), select utilities, construction and engineering firms, telecom operators, select companies in the alternative energy space, and companies in the steel, cement and raw materials sectors.

PERFORMANCE

 GLOBAL MEGATRENDS FUND

          [Global MegaTrends Fund Graph]

                 Global MegaTrends    S&P 500
       Date           Fund             Index
       ----      -----------------    -------

    10/31/1998     $ 10,000.00     $ 10,000.00
    11/30/1998       10,370.04       10,605.83
    12/31/1998       10,687.40       11,216.59
     1/31/1999       10,897.16       11,685.46
     2/28/1999       10,498.62       11,322.34
     3/31/1999       11,002.05       11,775.21
     4/30/1999       11,358.64       12,231.20
     5/31/1999       11,159.37       11,942.78
     6/30/1999       11,589.38       12,605.05
     7/31/1999       11,547.43       12,211.84
     8/31/1999       11,599.87       12,151.39
     9/30/1999       11,117.42       11,818.68
    10/31/1999       11,285.23       12,566.25
    11/30/1999       11,515.96       12,821.68
    12/31/1999       12,529.55       13,576.38
     1/31/2000       11,903.07       12,894.35
     2/29/2000       12,007.48       12,650.52
     3/31/2000       13,434.46       13,887.31
     4/30/2000       13,388.05       13,469.65
     5/31/2000       13,666.49       13,193.98
     6/30/2000       13,132.82       13,519.31
     7/31/2000       13,515.67       13,308.14
     8/31/2000       14,571.40       14,134.30
     9/30/2000       14,327.77       13,388.29
    10/31/2000       14,350.97       13,331.50
    11/30/2000       13,605.42       12,281.22
    12/31/2000       14,623.25       12,341.47
     1/31/2001       15,099.96       12,779.07
     2/28/2001       14,545.95       11,614.60
     3/31/2001       13,772.91       10,879.22
     4/30/2001       15,022.65       11,723.98
     5/31/2001       15,112.84       11,802.63
     6/30/2001       14,455.76       11,515.47
     7/31/2001       13,644.07       11,402.07
     8/31/2001       12,381.45       10,688.99
     9/30/2001       11,157.48        9,825.90
    10/31/2001       11,853.21       10,013.38
    11/30/2001       12,213.96       10,781.28
    12/31/2001       12,767.97       10,875.78
     1/31/2002       11,764.37       10,717.16
     2/28/2002       11,346.21       10,510.43
     3/31/2002       12,391.62       10,905.72
     4/30/2002       12,001.33       10,244.77
     5/31/2002       11,834.07       10,169.30
     6/30/2002       10,537.76        9,444.85
     7/31/2002        8,976.61        8,708.67
     8/31/2002        9,478.40        8,765.84
     9/30/2002        8,725.71        7,813.17
    10/31/2002        9,227.51        8,500.86
    11/30/2002        9,325.08        9,001.21
    12/31/2002        8,918.87        8,472.41
     1/31/2003        9,087.15        8,250.47
     2/28/2003        9,087.15        8,126.68
     3/31/2003        8,862.77        8,205.58
     4/30/2003        9,339.57        8,881.47
     5/31/2003       10,223.04        9,349.42
     6/30/2003       10,419.37        9,468.68
     7/31/2003       10,601.67        9,635.63
     8/31/2003       11,232.72        9,823.55
     9/30/2003       10,924.21        9,719.22
    10/31/2003       11,569.28       10,269.04
    11/30/2003       12,018.03       10,359.38
    12/31/2003       12,861.33       10,902.67
     1/31/2004       12,662.37       11,102.79
     2/29/2004       13,117.14       11,257.11
     3/31/2004       13,074.50       11,087.28
     4/30/2004       12,676.58       10,913.23
     5/31/2004       12,790.27       11,063.00
     6/30/2004       13,031.87       11,278.12
     7/31/2004       12,747.64       10,904.84
     8/31/2004       12,776.06       10,948.95
     9/30/2004       13,088.71       11,067.54
    10/31/2004       13,074.50       11,236.62
    11/30/2004       13,486.63       11,691.28
    12/31/2004       13,898.76       12,089.12
     1/31/2005       13,557.69       11,794.45
     2/28/2005       13,998.24       12,042.65
     3/31/2005       13,543.48       11,829.40
     4/30/2005       13,344.52       11,605.04
     5/31/2005       13,671.38       11,974.30
    06/30/2005       13,984.03       11,991.31
    07/31/2005       14,467.22       12,437.24
     8/31/2005       14,779.87       12,323.76
     9/30/2005       15,021.46       12,423.57
    10/31/2005       14,637.76       12,216.46
    11/30/2005       15,405.17       12,678.51
    12/31/2005       15,550.37       12,682.92
     1/31/2006       16,032.67       13,018.74
     2/28/2006       15,535.76       13,054.06
     3/31/2006       15,769.60       13,216.56
     4/30/2006       15,974.21       13,394.03
     5/31/2006       15,535.76       13,008.54
     6/30/2006       15,535.76       13,026.18
     7/31/2006       15,448.07       13,106.53
     8/31/2006       15,638.06       13,418.38
     9/30/2006       15,623.45       13,764.17
    10/31/2006       16,178.82       14,212.69
    11/30/2006       16,427.27       14,482.96
    12/31/2006       16,333.68       14,686.12
     1/31/2007       16,317.88       14,908.22
     2/28/2007       15,970.35       14,616.63
     3/31/2007       16,286.29       14,780.12
     4/30/2007       17,155.10       15,434.80
     5/31/2007       17,676.39       15,973.40
     6/30/2007       17,676.39       15,708.04
     7/31/2007       17,644.79       15,221.01
     8/31/2007       17,929.13       15,449.17
     9/30/2007       19,113.88       16,026.95
    10/31/2007       20,140.66       16,281.90
    11/30/2007       19,824.72       15,601.20
    12/31/2007       20,341.17       15,492.96
     1/31/2008       18,630.54       14,563.66
     2/29/2008       18,969.28       14,090.54
     3/31/2008       18,427.30       14,029.70
     4/30/2008       19,714.50       14,712.99
     5/31/2008       20,730.71       14,903.57
     6/30/2008       19,748.38       13,647.14
     7/31/2008       18,274.87       13,532.42
     8/31/2008       17,648.21       13,728.16
     9/30/2008       14,497.95       12,504.89
    10/31/2008       11,178.33       10,404.69

 AVERAGE ANNUAL PERFORMANCE                             For the Years Ended
                                                           October 31, 2008

                                           One Year   Five Year   Ten Year

  Global MegaTrends Fund                   (44.50)%     (0.68)%    1.12%
  ------------------------------------------------------------------------
  S&P 500 Index                            (36.10)%      0.26%     0.40%
  ------------------------------------------------------------------------
  S&P Global Infrastructure Index          (41.12)%     11.36%      n/a

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy. The index commenced November 2001; it is not included in the graph as it had less than the full period of data. The returns for the indexes reflect no deduction for fees, expenses or taxes.
The Adviser has agreed to limit the fund's total operating expenses to 1.85% on an annualized basis through September 30, 2009.

Please visit our website at usfunds.com for updated performance information for different time periods.

 GLOBAL MEGATRENDS FUND


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The fund outperformed the S&P 500 Index until the final two months of the fiscal year, when it underperformed the broader market as a result of the global financial crisis, which tightened credit and increased the risk that some infrastructure projects would be delayed or canceled.

In the developing world, infrastructure improvements are seen as necessary to maintain growth rates and global competitiveness. In the developed world, the imperative is to repair or replace aging and infirm infrastructure, as evidenced by the Minneapolis bridge collapse in August 2007. Companies in the sectors likely to benefit from the infrastructure trend (among them, construction and engineering, steel, alternative energy and telecom) saw significant price appreciations in the opening months of the reporting period, and there was some expectation in the market that infrastructure would be a dominant theme for years to come.

In the first quarter of calendar 2008, we witnessed a change in the outlook for the infrastructure names in light of tighter credit conditions. Market participants began to anticipate that not all the infrastructure projects on the drawing boards would be undertaken. Around the middle of 2008, word spread that some projects were being delayed due to funding constraints or regulatory impediments. Sentiment for construction and engineering companies soured after some companies reported lower than anticipated backlogs and losses on projects that had been incorrectly priced. The market also punished companies that were still recording decent results.

Also weighing on infrastructure funding was the prospect of weaker tax revenue for municipalities due to lower real estate assessments. In addition, there were reports that a federal highway fund was running out of money, which would likely hinder many bridge and road construction projects across the U.S.

Declining oil prices after their July peak negatively affected companies in the alternative energy space, both solar and wind. An investigation by the Russian government of alleged coal price-fixing by steel companies added to the negative sentiment in emerging markets, and this was further exacerbated by the conflict between Russia and Georgia.

Lower commodities prices starting in mid-2008 also cast a shadow over availability of infrastructure funding. Strong prices for commodities improved the financial health of many emerging economies and led to the accumulation of sizeable foreign exchange reserves. Some of these reserves could have been used for infrastructure, but recently have been diverted to prop up local currencies that have declined in value.

 GLOBAL MEGATRENDS FUND


INVESTMENT HIGHLIGHTS

OVERVIEW

The fund had a negative return of 44.50 percent for the 12-month period ended October 31, 2008, compared to a negative total return of 36.10 percent for the S&P 500 Index and a negative return of 41.12 percent for the S&P Global Infrastructure Index.

STRENGTHS

* Fund holdings that exhibited the strongest contribution to fund performance were SPDR Gold Trust,(1) Hess Corp.,(1) and Fording Canadian Coal Trust,(1) which had a strong contribution during the first part of the fiscal year. Thereafter, in light of greater uncertainty, we decided to divest of these holdings and build up cash.

* The fund was underweighted financials, the worst performing group of the S&P 500.

WEAKNESSES

* Many 'typical' infrastructure holdings, including construction and engineering firms and telecoms, exhibited weak performance in 2008. Some of these holdings that contributed to negative performance included Vimpel-Communications,(1) Foster Wheeler Ltd.,(2) and Hill International, Inc.(3)

* Significantly overweighting in industrials and utilities contributed to weak performance relative to the S&P 500 Index.

* Political volatility in Russia (starting in July 2008) and general weakness across emerging markets affected some of the fund's holdings.

 GLOBAL MEGATRENDS FUND


  SECTOR WEIGHTINGS--GLOBAL MEGATRENDS FUND AND S&P 500 INDEX
                   (AT OCTOBER 31, 2008 IN %)
                       GLOBAL MEGATRENDS    S&P 500      OVER
                             FUND            INDEX     (UNDER)
                           % WEIGHTS       % WEIGHTS   % WEIGHT
SECTORS                -----------------   ---------   --------
Industrials                   37.4            10.9       26.5
Utilities                     17.0             3.9       13.1
Telecommunications             5.9             3.5        2.4
Energy                         4.2            12.9       (8.7)
Financials                     2.4            15.0      (12.6)
Materials                      1.1             3.1       (2.0)
Info. Technology               0.0            15.7      (15.7)
Health Care                    0.0            14.0      (14.0)
Consumer Staples               0.0            12.9      (12.9)
Consumer Discretion            0.0             8.1       (8.1)
Cash Equivalent               32.0             0.0       32.0
                             -----           -----      -----
    TOTAL                    100.0           100.0        0.0
                             =====           =====      =====

In an effort to preserve capital at a time of heightened volatility, the fund took a more defensive approach in the final months of the reporting period by increasing its position in cash equivalents.

CURRENT OUTLOOK

We believe that infrastructure-related issues will be prominent for many years to come due to a growth in population and urbanization that necessitate improvements to the existing global infrastructure.
Underinvestment in infrastructure assets in the past 20 to 30 years has resulted in a significant deterioration of the existing infrastructure that must be addressed.

We are encouraged by the awareness of the political leaders around the world that investments in infrastructure are needed to sustain economic growth and competitiveness. President-elect Obama has been vocally supportive of the theme during the presidential campaign and after his election in November.

In addition, growing recognition of the need for alternative energy sources will continue despite a recent decline in crude oil prices - there is a strong inverse relationship between the price of oil and alternative energy stocks. The U.S. Senate overwhelmingly approved tax credits for solar and wind power in late 2008, and this will likely support continued investment in alternative energy.

 GLOBAL MEGATRENDS FUND


OPPORTUNITIES

* Market volatility has allowed the fund to buy shares in some companies in the infrastructure space that recently saw a price correction after a stellar performance last year.

* Although a lower price of oil may change relative attractiveness of wind/ solar, we believe that investments in alternative energy sources will gain traction due to growing need for additional power globally.

* The privatization of Chicago Midway Airport in October 2008 illustrates interest in quality infrastructure assets.

THREATS

* While many countries remain committed to improving their infrastructure, it remains to be seen how tighter credit conditions and the issue of property rights impact some of the projects.

* With expectations of weaker economic activity continuing into early 2009, investors may continue to favor more defensive areas of the market (these may include some utilities and/or selected fixed income securities).

* Government support/subsidies are still required for a sustainable development of alternative energy, and these can vary with changes in a political climate.

(1)The fund did not hold this security as of October 31, 2008.

(2)This security comprised 1.62% of the fund's total net assets as of October 31, 2008.

(3)This security comprised 1.24% of the fund's total net assets as of October 31, 2008.

 GLOBAL MEGATRENDS FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS         October 31, 2008

   BURLINGTON NORTHERN SANTA FE CORP.                            4.19%
     TRANSPORTATION
   -------------------------------------------------------------------
   FPL GROUP, INC.                                               3.76%
     UTILITIES
   -------------------------------------------------------------------
   MACQUARIE AIRPORTS                                            3.34%
     AIRPORTS
   -------------------------------------------------------------------
   CSX CORP.                                                     3.31%
     TRANSPORTATION
   -------------------------------------------------------------------
   EXELON CORP.                                                  2.75%
     UTILITIES
   -------------------------------------------------------------------
   FIRST SOLAR, INC.                                             2.60%
     ENERGY
   -------------------------------------------------------------------
   J.B. HUNT TRANSPORT SERVICES, INC.                            2.57%
     TRANSPORTATION
   -------------------------------------------------------------------
   GENERAL ELECTRIC CO.                                          2.47%
     MANUFACTURING
   -------------------------------------------------------------------
   FIRSTENERGY CORP.                                             2.45%
     ELECTRIC GENERATION
   -------------------------------------------------------------------
   BERKSHIRE HATHAWAY, INC.                                      2.36%
     HOLDING COMPANY
   -------------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                       29.80%


 PORTFOLIO PROFILE                                         October 31, 2008

   Country Distribution*                              % of Investments
   -------------------------------------------------------------------
     United States                                              73.38%
   -------------------------------------------------------------------
     Brazil                                                      5.52%
   -------------------------------------------------------------------
     Hong Kong                                                   5.47%
   -------------------------------------------------------------------
     Mexico                                                      3.46%
   -------------------------------------------------------------------
     Canada                                                      3.41%
   -------------------------------------------------------------------
     People's Republic of China                                  3.14%
   -------------------------------------------------------------------
     Australia                                                   1.74%
   -------------------------------------------------------------------
     Other Foreign                                               3.88%
   -------------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different. Investments in companies that are economically tied to foreign countries were only 35% of total assets at October 31, 2008, due to the defensive positioning of the fund.

 EASTERN EUROPEAN FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The investment objective of the Eastern European Fund is to achieve long-term capital growth by investing in a non-diversified portfolio of equity securities of companies located in the emerging markets of Eastern Europe.(1)

PERFORMANCE

 EASTERN EUROPEAN FUND

           [Eastern European Fund Graph]

                     Eastern
                     European        S&P 500
       Date           Fund            Index
       ----         ---------        -------

    10/31/1998    $ 10,000.00     $ 10,000.00
    11/30/1998      10,012.47       10,605.83
    12/31/1998      10,411.47       11,216.59
     1/31/1999      10,748.13       11,685.46
     2/28/1999       9,788.03       11,322.34
     3/31/1999      10,249.38       11,775.21
     4/30/1999      11,072.32       12,231.20
     5/31/1999      11,321.70       11,942.78
     6/30/1999      12,007.48       12,605.05
     7/31/1999      12,468.83       12,211.84
     8/31/1999      12,169.58       12,151.39
     9/30/1999      10,498.75       11,818.68
    10/31/1999      10,798.00       12,566.25
    11/30/1999      11,197.01       12,821.68
    12/31/1999      13,503.74       13,576.38
     1/31/2000      14,127.18       12,894.35
     2/29/2000      14,812.97       12,650.52
     3/31/2000      16,396.51       13,887.31
     4/30/2000      14,177.06       13,469.65
     5/31/2000      13,192.02       13,193.98
     6/30/2000      12,319.20       13,519.31
     7/31/2000      12,381.55       13,308.14
     8/31/2000      12,867.83       14,134.30
     9/30/2000      11,496.26       13,388.29
    10/31/2000      10,997.51       13,331.50
    11/30/2000       9,625.94       12,281.22
    12/31/2000      10,610.97       12,341.47
     1/31/2001      11,483.79       12,779.07
     2/28/2001      10,685.79       11,614.60
     3/31/2001      10,473.82       10,879.22
     4/30/2001      10,947.63       11,723.98
     5/31/2001      11,533.67       11,802.63
     6/30/2001      11,870.32       11,515.47
     7/31/2001      11,371.57       11,402.07
     8/31/2001      11,246.88       10,688.99
     9/30/2001      10,386.53        9,825.90
    10/31/2001      11,496.26       10,013.38
    11/30/2001      12,206.98       10,781.28
    12/31/2001      12,668.33       10,875.78
     1/31/2002      13,728.18       10,717.16
     2/28/2002      13,566.08       10,510.43
     3/31/2002      14,788.03       10,905.72
     4/30/2002      15,972.57       10,244.77
     5/31/2002      16,209.48       10,169.30
     6/30/2002      15,224.44        9,444.85
     7/31/2002      14,289.28        8,708.67
     8/31/2002      15,037.41        8,765.84
     9/30/2002      14,850.37        7,813.17
    10/31/2002      15,872.82        8,500.86
    11/30/2002      17,094.76        9,001.21
    12/31/2002      17,057.36        8,472.41
     1/31/2003      16,521.20        8,250.47
     2/28/2003      17,069.83        8,126.68
     3/31/2003      16,433.92        8,205.58
     4/30/2003      18,491.27        8,881.47
     5/31/2003      20,274.31        9,349.42
     6/30/2003      20,361.60        9,468.68
     7/31/2003      20,087.28        9,635.63
     8/31/2003      22,094.76        9,823.55
     9/30/2003      23,591.02        9,719.22
    10/31/2003      24,239.40       10,269.04
    11/30/2003      25,037.41       10,359.38
    12/31/2003      27,522.14       10,902.67
     1/31/2004      29,481.43       11,102.79
     2/29/2004      32,256.00       11,257.11
     3/31/2004      34,491.43       11,087.28
     4/30/2004      31,230.33       10,913.23
     5/31/2004      30,875.29       11,063.00
     6/30/2004      31,572.22       11,278.12
     7/31/2004      30,770.09       10,904.84
     8/31/2004      32,295.45       10,948.95
     9/30/2004      35,175.21       11,067.54
    10/31/2004      37,358.05       11,236.62
    11/30/2004      39,225.29       11,691.28
    12/31/2004      41,934.88       12,089.12
     1/31/2005      42,399.91       11,794.45
     2/28/2005      47,583.64       12,042.65
     3/31/2005      42,509.33       11,829.40
     4/30/2005      39,500.31       11,605.04
     5/31/2005      40,881.72       11,974.30
    06/30/2005      43,111.14       11,991.31
    07/31/2005      47,460.55       12,437.24
     8/31/2005      51,563.76       12,323.76
     9/30/2005      57,431.36       12,423.57
    10/31/2005      52,835.76       12,216.46
    11/30/2005      57,144.14       12,678.51
    12/31/2005      59,037.47       12,682.92
     1/31/2006      68,393.79       13,018.74
     2/28/2006      70,262.06       13,054.06
     3/31/2006      68,289.16       13,216.56
     4/30/2006      75,000.00       13,394.03
     5/31/2006      63,162.62       13,008.54
     6/30/2006      61,533.48       13,026.18
     7/31/2006      65,210.25       13,106.53
     8/31/2006      67,018.74       13,418.38
     9/30/2006      64,477.88       13,764.17
    10/31/2006      69,230.77       14,212.69
    11/30/2006      73,908.93       14,482.96
    12/31/2006      78,394.21       14,686.12
     1/31/2007      77,394.46       14,908.22
     2/28/2007      75,946.54       14,616.63
     3/31/2007      81,341.75       14,780.12
     4/30/2007      83,151.64       15,434.80
     5/31/2007      81,583.07       15,973.40
     6/30/2007      87,133.40       15,708.04
     7/31/2007      91,373.72       15,221.01
     8/31/2007      87,667.75       15,449.17
     9/30/2007      95,165.88       16,026.95
    10/31/2007     102,974.27       16,281.90
    11/30/2007      99,733.70       15,601.20
    12/31/2007     104,157.62       15,492.96
     1/31/2008      88,764.77       14,563.66
     2/29/2008      92,148.27       14,090.54
     3/31/2008      88,994.51       14,029.70
     4/30/2008      93,025.47       14,712.99
     5/31/2008     102,695.61       14,903.57
     6/30/2008      95,051.40       13,647.14
     7/31/2008      89,036.28       13,532.42
     8/31/2008      78,196.54       13,728.16
     9/30/2008      61,780.28       12,504.89
    10/31/2008      39,787.50       10,404.69

 AVERAGE ANNUAL PERFORMANCE                             For the Years Ended
                                                           October 31, 2008

                                           One Year   Five Year   Ten Year
  Eastern European Fund                    (61.36)%    10.41%      14.80%
  ------------------------------------------------------------------------
  S&P 500 Index                            (36.10)%     0.26%       0.40%
  ------------------------------------------------------------------------
  MSCI Emerging Markets Europe
   10/40 Index (Net Total Return)          (60.38)%    11.10%        n/a

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.
  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The MSCI Emerging Markets Europe 10/40 Index (Net Total Return) is a free float-adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech Republic, Hungary, Poland, Russia, and Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents' weights in the parent index. The index commenced December 1998; it is not included in the graph as it had less than the full period of data. The returns for the indexes reflect no deduction for fees, expenses or taxes, except as noted above.
  The Adviser has agreed to limit the fund's total operating expenses to 2.25% on an annualized basis through September 30, 2009.

Please visit our website at usfunds.com for updated performance information for different time periods.

 EASTERN EUROPEAN FUND


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The fund's performance over the period under review was adversely impacted by a deterioration in global credit market conditions. The fallout from the U.S. subprime mortgage crisis widened to encompass a wide range of derivative securities, leading to a concerted move by financial institutions to de-leverage and reduce risk. As financial firms became more reluctant to lend to one another, several prominent companies failed and credit availability all but disappeared. Governments across the world injected capital into the financial sector both directly and through a relaxation in monetary policy. Nonetheless, negative impact on economic activity was substantial, with most western economies falling into recession and the emerging economies of Eastern Europe slowing sharply. Stock markets reacted accordingly, with share prices falling to multi-year lows.

Europe's emerging markets were initially thought to be isolated for the most part from global financial market developments because their financial systems were largely self-contained, and thus economic activity would be impacted only to the extent that their export markets might weaken. But in reality, their currencies came under substantial downward pressure as the U.S. dollar gained from its safe haven status. This posed particular problems for countries, such as Hungary, that had large current-account deficits and significant loans denominated in foreign currencies. Countries reliant on commodity exports also suffered when commodity prices fell back sharply in response to indications of significantly lower demand. Russia was affected by commodity prices, as well as other factors. Its domestic credit market seized up, leading to the repeated suspension of trading on the Moscow exchanges, and several market participants subsequently revealed a high level of leverage. Also damaging were some of the actions of the Russian government, including the incursion into neighboring Georgia and the intervention in the business of companies such as Mechel,(2) the coal and steel group, and TNK-BP,(2) the joint venture between Russian and British oil companies. These actions served to deter overseas investors from owning Russian assets. The smooth handover of presidential power from Vladimir Putin to Dmitry Medvedev was seen as a likely continuation of Russia's business-friendly policies.

Politics also played a key role in Turkey. Uncertainty hindered the Istanbul stock market for much of the period under review as a court weighed accusations of constitutional violations by the ruling party. The court eventually ruled against the government, but the sanctions were so mild that the case was seen as a significant victory for the democratic process in Turkey, and share prices responding positively.

 EASTERN EUROPEAN FUND


INVESTMENT HIGHLIGHTS

The fund had a negative return of 61.36 percent for the one-year period ending October 31, 2008, compared to a total return of negative 36.10 percent for the S&P 500 Index and negative 60.38 percent for the MSCI Emerging Markets Europe 10/40 (Net Total Return) Index.

As the fund is focused on relatively few securities (typically it holds shares in 30 to 40 companies), the performance of an individual holding can have a significant impact on overall fund performance.

Given the overwhelmingly negative backdrop to the region's stock markets over the period under review, share prices fell across the board. Those holdings that outperformed (generally, share prices that fell less sharply than the share prices of other companies) included several in the traditionally defensive areas of the financial markets such as utilities and telecommunication companies. Companies dependent upon the strength of domestic household expenditure, still perceived to be holding up better than other areas of the economy, were also favored. Outperformers included Telefonica O2 Czech Republic a.s.,(3) the Czech mobile operator; CEZ a.s.,(4) the Czech power utility; and Turkcell Iletisim Hizmetleri a.s.,(5) the Turkish mobile operator. Other companies held by the fund that performed well on a relative basis included Uralkali,(6) the Russian producer of potash fertilizer, and KazMunaiGas Exploration Production,(7) the Kazakh national oil and gas concern. In these latter cases, outperformance came despite falling prices for both potash and oil and gas, which reflects the superior fundamentals of these companies. KazMunaiGas, for example, is less sensitive to oil price volatility than other oil companies, has genuine free cash flow and is buying back its shares. Its market capitalisation is also only marginally more than the amount of cash sitting on its balance sheet.

Fund holdings that underperformed tended to be concentrated in the financials sector (most notably real estate companies reliant on credit availability to finance development projects though also including Sberbank RF,(8) Russia's largest bank) and the energy and materials sectors, in the face of falling demand and prices. In addition, smaller companies suffered disproportionately as investors steered clear of companies where market liquidity might be a risk. Companies held by the fund that underperformed over the period under review included Orsu Metals Corp.,(9) the Kazakh base- and precious-metals miner formed from the merger of European Minerals Corp. and Lero Gold Corp., and RGI International Ltd.,(10) the high-end Russian real estate developer. Gazprom OAO,(11) the leading Russian oil and gas group, and the fund's largest holding, fell in line with the wider market, the movement of which it largely determines as the largest company in Eastern Europe.

 EASTERN EUROPEAN FUND


A number of changes were made to the fund's composition over the period under review as part of risk management. All holdings were re-examined and analyzed to ensure that the impact of the turmoil in the world's financial markets on their particular businesses was fully understood. Only those companies with the most convincing investment cases were retained. These included some that have seen their share prices marked down particularly harshly, including KazakhGold Group Ltd.,(12) the Kazakh gold miner, and Finans Finansal Kiralama a.s.,(13) the Turkish leasing company, as well as others that performed relatively well, such as Vimpel-Communications(14) and Mobile TeleSystems,(15) the Russian mobile operators, and NovaTek OAO,(16) the Russian gas producer. New companies coming into the fund were generally seen as being among those best placed to survive the deteriorating economic outlook and adverse financial market conditions. Larger companies were favored, and included the introduction of CEZ a.s.,(4) the Czech power utility, and Rosneft Oil Co. OJSC,(17) the Russian state-owned oil and gas group.

CURRENT OUTLOOK

The short-term outlook for emerging markets remains especially difficult and is hard to predict with any degree of certainty. The world's financial markets are still in turmoil and economic activity is slowing around the globe. Government attempts at stability are in progress, though the extent to which they will succeed is as yet unknown. The longer term outlook, however, remains encouraging. Russia, the driving force of the region, remains largely underdeveloped and with an enormous need for better housing, transportation and other infrastructure. We expect demand for its massive natural resources to eventually recover, given the demand that remains in place from the likes of China. And from Turkey to Kazakhstan, the desire of consumers to catch up with the lifestyles of their western counterparts remains as powerful as ever. These trends give companies operating in the region every chance to grow earnings and thus share price.

In addition, the current depressed state of world stock markets means that valuations, on both an historical and comparative basis, have rarely been more attractive. Most of the region's stock markets are trading at less than 10 times 2008 earnings, with some (notably Russia and Turkey) trading on less than five times 2008 earnings. In the past, such low valuations have proved to be attractive entry points into markets. They more than discount even the most gloomy of economic outcomes over the year ahead. There is, therefore, reason to be optimistic over the longer term.

 (1)The following countries are considered to be in the Eastern
    European region: Albania, Armenia, Azerbaijan, Belarus,
    Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia,
    Georgia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.

 (2)The fund did not hold this security as of October 31, 2008.

 EASTERN EUROPEAN FUND


 (3)This security comprised 1.30% of the fund's total net assets as of October 31, 2008.

 (4)This security comprised 4.81% of the fund's total net assets as of October 31, 2008.

 (5)This security comprised 3.31% of the fund's total net assets as of October 31, 2008.

 (6)This security comprised 3.42% of the fund's total net assets as of October 31, 2008.

 (7)This security comprised 4.83% of the fund's total net assets as of October 31, 2008.

 (8)This security comprised 6.60% of the fund's total net assets as of October 31, 2008.

 (9)This security comprised 0.12% of the fund's total net assets as of October 31, 2008.

(10)This security comprised 0.28% of the fund's total net assets as of October 31, 2008.

(11)This security comprised 12.11% of the fund's total net assets as of October 31, 2008.

(12)This security comprised 0.68% of the fund's total net assets as of October 31, 2008.

(13)This security comprised 0.67% of the fund's total net assets as of October 31, 2008.

(14)This security comprised 7.18% of the fund's total net assets as of October 31, 2008.

(15)This security comprised 5.83% of the fund's total net assets as of October 31, 2008.

(16)This security comprised 3.67% of the fund's total net assets as of October 31, 2008.

(17)This security comprised 4.69% of the fund's total net assets as of October 31, 2008.

 COUNTRY DISTRIBUTION*
 BASED ON TOTAL INVESTMENTS                                October 31, 2008

                         [Eastern European Fund Pie Chart]

Russian Federation             55.4%
Turkey                         13.2%
Czech Republic                  6.3%
United States                   5.9%
Poland                          5.0%
Kazakhstan                      5.0%
Hungary                         4.2%
Other                           5.0%

* Country distribution shown is based on domicile and the locale of company operations may be different.

 EASTERN EUROPEAN FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS         October 31, 2008

   GAZPROM OAO                                                  12.49%
     OIL & GAS - INTEGRATED
   -------------------------------------------------------------------
   VIMPEL-COMMUNICATIONS                                         7.41%
     COMMUNICATIONS
   -------------------------------------------------------------------
   SBERBANK RF                                                   6.81%
     DIVERSIFIED BANKS
   -------------------------------------------------------------------
   MOBILE TELESYSTEMS                                            6.01%
     COMMUNICATIONS
   -------------------------------------------------------------------
   KAZMUNAIGAS EXPLORATION PRODUCTION                            4.98%
     OIL & GAS EXPLORATION & PRODUCTION
   -------------------------------------------------------------------
   CEZ A.S.                                                      4.96%
     ELECTRIC UTILITIES
   -------------------------------------------------------------------
   TURKIYE GARANTI BANKASI A.S.                                  4.96%
     DIVERSIFIED BANKS
   -------------------------------------------------------------------
   LUKOIL                                                        4.86%
     OIL & GAS - INTEGRATED
   -------------------------------------------------------------------
   ROSNEFT OIL CO. OJSC                                          4.84%
     OIL & GAS - INTEGRATED
   -------------------------------------------------------------------
   OTP BANK NYRT.                                                4.19%
     DIVERSIFIED BANKS
   -------------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                       61.51%


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS               October 31, 2008

   DIVERSIFIED BANKS                                            22.53%
   OIL & GAS - INTEGRATED                                       22.19%
   COMMUNICATIONS                                               14.77%
   OIL & GAS EXPLORATION & PRODUCTION                           12.25%
   ELECTRIC UTILITIES                                            4.96%

 GLOBAL EMERGING MARKETS FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The investment objective of the Global Emerging Markets Fund is to achieve long-term capital growth by investing in a non-diversified portfolio of the equity securities of companies located in or with a significant business presence in emerging countries.(1)

PERFORMANCE

 GLOBAL EMERGING MARKETS FUND

                     [Global Emerging Markets Fund Graph]

                                                        MSCI Emerging
                   Global Emerging        S&P 500     Markets Free Total
         Date        Markets Fund          Index       Net Return Index
         ----      ---------------        -------     ------------------

       2/24/2005    $ 10,000.00        $ 10,000.00      $ 10,000.00
       2/28/2005      10,150.00          10,029.62        10,196.56
       3/31/2005       9,370.00           9,852.10         9,522.68
       4/30/2005       9,020.00           9,664.91         9,267.07
       5/31/2005       9,190.00           9,972.25         9,589.64
       6/30/2005       9,440.00           9,986.21         9,915.44
       7/31/2005      10,230.00          10,357.70        10,608.51
       8/31/2005      10,520.00          10,263.44        10,699.37
       9/30/2005      11,470.00          10,346.58        11,695.59
      10/31/2005      10,650.00          10,173.79        10,931.17
      11/30/2005      11,440.00          10,558.36        11,835.45
      12/31/2005      12,298.06          10,561.53        12,535.00
       1/31/2006      13,908.39          10,841.41        13,935.05
       2/28/2006      13,764.80          10,870.68        13,918.57
       3/31/2006      13,805.82          11,005.47        14,041.18
       4/30/2006      14,759.72          11,152.95        15,041.01
       5/31/2006      13,077.58          10,831.74        13,465.18
       6/30/2006      12,995.53          10,846.91        13,432.26
       7/31/2006      13,251.95          10,914.16        13,624.52
       8/31/2006      13,672.48          11,173.92        13,971.69
       9/30/2006      13,569.91          11,462.20        14,088.02
      10/31/2006      14,287.90          11,835.87        14,756.96
      11/30/2006      15,241.79          12,060.75        15,853.91
      12/31/2006      16,305.69          12,229.60        16,567.75
       1/31/2007      16,206.06          12,414.27        16,389.36
       2/28/2007      16,128.57          12,170.95        16,292.07
       3/31/2007      16,593.50          12,307.26        16,940.87
       4/30/2007      17,301.96          12,852.48        17,725.20
       5/31/2007      17,910.80          13,300.96        18,602.99
       6/30/2007      18,729.95          13,079.99        19,475.34
       7/31/2007      20,091.53          12,674.45        20,502.59
       8/31/2007      19,615.53          12,864.44        20,067.20
       9/30/2007      21,785.19          13,345.56        22,282.88
      10/31/2007      24,220.53          13,557.84        24,768.06
      11/30/2007      22,183.70          12,991.03        23,012.37
      12/31/2007      22,722.72          12,900.90        23,092.96
       1/31/2008      19,244.61          12,127.08        20,211.11
       2/29/2008      20,151.36          11,733.12        21,703.06
       3/31/2008      18,635.61          11,682.45        20,554.40
       4/30/2008      20,219.02          12,251.42        22,222.70
       5/31/2008      20,584.43          12,410.12        22,635.06
       6/30/2008      18,567.94          11,363.89        20,377.52
       7/31/2008      17,038.66          11,268.37        19,608.79
       8/31/2008      15,116.90          11,431.37        18,042.53
       9/30/2008      12,044.80          10,412.75        14,884.91
      10/31/2008       8,038.89           8,663.93        10,811.49

 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                           October 31, 2008

                                                     One Year   Inception
  Global Emerging Markets Fund (Inception 2/24/05)   (66.81)%    (5.75)%
  -----------------------------------------------------------------------
  S&P 500 Index                                      (36.10)%    (3.82)%
  -----------------------------------------------------------------------
  MSCI Emerging Markets Free Total Net Return Index  (56.35)%     2.14%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.
  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The MSCI Emerging Markets Free Total Net Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in emerging market countries on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The returns for the indexes reflect no deduction for fees, expenses or taxes, except as noted above.
  The Adviser has agreed to limit the fund's total operating expenses to 2.50% on an annualized basis through September 30, 2009.

Please visit our website at usfunds.com for updated performance information for different time periods.

 GLOBAL EMERGING MARKETS FUND


THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The fund's performance over the period under review was adversely impacted by a deterioration in global credit market conditions. The fallout from the U.S. subprime mortgage crisis widened to encompass a wide range of derivative securities, leading to a concerted move by financial institutions to de-leverage and reduce risk. As financial firms became more reluctant to lend to one another, several prominent companies failed and credit availability all but disappeared. Governments across the world injected capital into the financial sector both directly and through a relaxation in monetary policy. Nonetheless, negative impact on economic activity was substantial, with most western economies falling into recession and emerging economies slowing sharply. Stock markets reacted accordingly, with share prices falling to multi-year lows.

The impact on emerging markets tended to be split along resource wealth lines. Those rich in resources, such as Russia and Brazil, suffered more as a result of declining commodity prices than those economies that rely upon importing raw materials, such as India and China. Commodity prices, including the price of oil, sold off sharply late in the period under review in response to the prospect of significantly lower demand. A broad range of currencies came under downward pressure. The U.S. dollar gained from its safe haven status, but currency devaluations led to problems for countries with current account deficits, among them South Korea, South Africa and Hungary.

Most emerging markets felt little direct impact from the credit crunch due to domestic financial systems largely isolated from international markets. Russia was a significant exception. Its domestic credit markets seized up and led to the repeated suspension of trading on the Moscow exchanges. Russia's problems came about for essentially home-grown reasons - the degree of leverage embraced by some market participants, the sharp fall in commodity prices and, perhaps most importantly, the flight of overseas investors worried about political developments. These included the Russian incursion into Georgia and attempts by the government to meddle in the business of domestic companies such as Mechel,(2) the coal and steel group, and TNK-BP,(2) the joint venture between Russian and British oil companies.

Politics also played a key role in Turkey. Uncertainty hindered the Istanbul stock market for much of the period under review as a court weighed accusations of constitutional violations by the ruling party. The court eventually ruled against the government, but the sanctions were so mild that the case was seen as a significant victory for the democratic process in

 GLOBAL EMERGING MARKETS FUND


Turkey, and share prices responding positively. There was good news from Brazil, with the country's debt receiving an investment grade rating from credit agencies. This should serve to lower the cost of financing going forward and will also help to attract funds to the country.

INVESTMENT HIGHLIGHTS

The fund had a negative return of 66.81 percent for the one-year period ending October 31, 2008, compared to a total return of negative 36.10 percent for the S&P 500 Index and negative 56.35 percent for the MSCI Emerging Markets Free Total Net Return Index.

As the fund is focused on a relatively few securities (typically the fund holds shares in 40 to 80 companies), the performance of an individual holding can have a significant impact on the performance of the fund as a whole.

The sharp falls seen across all world stock markets, in both developed and emerging nations, was replicated at the level of individual stock holdings. Double-digit falls were commonplace. Holdings that outperformed (generally, share prices that fell less sharply than the share prices of other companies) included several in the traditionally defensive areas of the financial markets, among them utilities and telecommunication companies. Companies dependent upon the strength of domestic household expenditure, still perceived to be holding up better than other areas of the economy, were also favored. Outperformers included Taiwan Semiconductor Manufacturing Co., Ltd.,(3) the Taiwanese maker of computer chips that benefited from its market-leading position and low-cost structure, and Samsung Electronics Co., Ltd.,(4) the Korean consumer electronics giant helped by a broad diversification across a number of industries. Other holdings in the fund that performed relatively well included Telecom Egypt,(5) the leading telecommunications operator in Egypt, and Uralkali,(6) the Russian producer of potash fertilizer whose share price in the first part of the year compensated to some extent for the more recent weakness.

On the downside, several of the fund's holdings in the materials sector underperformed. Smaller companies suffered disproportionately as investors steered clear of companies where market liquidity might be an issue. Companies held by the fund that underperformed over the period under review included Orsu Metals Corp.,(7) the Kazakh base- and precious-metals miner formed by the merger of European Minerals Corp. and Lero Gold Corp., and Eastern Platinum Ltd.,(8) the South African platinum miner. Opto Circuits India Ltd.,(9) the Indian manufacturer of surgical equipment, also suffered despite continuing strong earnings growth.

 GLOBAL EMERGING MARKETS FUND


A number of changes were made to the fund's composition over the period under review as part of risk management. All holdings were re-examined and analysed to ensure that the impact of the turmoil in the world's financial markets on their particular businesses was fully understood. Only those companies with the most convincing investment cases were retained. These included some that have seen their share prices marked down particularly harshly, including Tanla Solutions Ltd.,(10) the Indian telecommunications software company, and RGI International Ltd.,(11) the Moscow-based real estate developer. Companies divested during this portfolio risk reassessment included China National Building Material Co., Ltd.,(2) the Chinese construction group, and Construtora Tenda S.A.,(2) the Brazilian provider of low-cost housing. New companies coming into the fund included several from the Middle East, which has the attraction of being relatively uncorrelated with other markets and at the same time benefiting from the financial strength of the region. These included the Commercial Bank of Qatar(12) and Arabtec Holding Co.,(13) a construction company based in the United Arab Emirates but with exposure elsewhere in the Middle East. Other new entrants seen as being among those best placed to survive the deteriorating economic outlook and adverse financial market conditions included China Mobile Ltd.(14) and Sasol Ltd.,(15) the South African oil company.

CURRENT OUTLOOK

The short-term outlook for emerging markets remains especially difficult and is hard to predict with any degree of certainty. The world's financial markets are still in turmoil and economic activity is slowing around the globe. Government attempts at stability are in progress, though the extent to which they will succeed is as yet unknown. The longer term outlook, however, remains encouraging. The BRIC nations - Brazil, Russia, India and China - are all still largely underdeveloped and have enormous pent-up need for better housing, transport and other infrastructure. The demand for natural resources will surely recover over time given the demand that remains in place across the region. Everywhere, from Mexico to Malaysia, the desire on the part of consumers to catch up with the lifestyles of their western counterparts remains as powerful as ever, and it is in the interests of democratic governments to work toward fulfilling such desires. These trends give companies operating in emerging markets every chance of growing earnings significantly with a consequent impact on their share prices.

In addition, the current depressed state of world stock markets means that valuations, on both an historical and comparative basis, have rarely been more attractive. Many of the region's stock markets are trading at less than 10 times 2008 earnings, while Russia and Turkey are trading at less than

 GLOBAL EMERGING MARKETS FUND


five times 2008 earnings. In the past, such low valuations have proved to be attractive entry points into markets. They more than discount even the most gloomy of economic outcomes over the year ahead. There is, therefore, reason to be optimistic over the longer term.

 (1)Emerging market countries are those countries defined as such by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development or included in the MSCI Emerging Markets Index.

 (2)The fund did not hold this security as of October 31, 2008.

 (3)This security comprised 3.43% of the fund's total net assets as of October 31, 2008.

 (4)This security comprised 5.35% of the fund's total net assets as of October 31, 2008.

 (5)This security comprised 1.18% of the fund's total net assets as of October 31, 2008.

 (6)This security comprised 0.60% of the fund's total net assets as of October 31, 2008.

 (7)This security comprised 0.27% of the fund's total net assets as of October 31, 2008.

 (8)This security comprised 0.75% of the fund's total net assets as of October 31, 2008.

 (9)This security comprised 1.13% of the fund's total net assets as of October 31, 2008.

(10)This security comprised 1.35% of the fund's total net assets as of October 31, 2008.

(11)This security comprised 0.23% of the fund's total net assets as of October 31, 2008.

(12)This security comprised 1.03% of the fund's total net assets as of October 31, 2008.

(13)This security comprised 1.11% of the fund's total net assets as of October 31, 2008.

(14)This security comprised 4.81% of the fund's total net assets as of October 31, 2008.

(15)This security comprised 2.44% of the fund's total net assets as of October 31, 2008.

 GLOBAL EMERGING MARKETS FUND


 COUNTRY DISTRIBUTION*
 BASED ON TOTAL INVESTMENTS                                October 31, 2008

   [Global Emerging Markets Fund Pie Chart]

Brazil                                   12.7%
Korea, Republic Of                       10.6%
United States                             9.9%
People's Republic of China                9.4%
Taiwan                                    8.8%
Russian Federation                        8.3%
Hong Kong                                 6.7%
India                                     5.6%
Mexico                                    5.4%
South Africa                              5.2%
Cayman Islands                            5.0%
Other                                    12.4%

* Country distribution shown is based on domicile and the locale of company operations may be different.

 GLOBAL EMERGING MARKETS FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS         October 31, 2008

   SAMSUNG ELECTRONICS CO., LTD.                                 5.29%
     SEMICONDUCTORS
   -------------------------------------------------------------------
   METAGE SPECIAL EMERGING MARKETS FUND LTD.                     5.04%
     CLOSED-END FUNDS
   -------------------------------------------------------------------
   PETROLEO BRASILEIRO S.A.                                      4.99%
     OIL & GAS - INTEGRATED
   -------------------------------------------------------------------
   CHINA MOBILE LTD.                                             4.75%
     COMMUNICATIONS
   -------------------------------------------------------------------
   COMPANHIA VALE DO RIO DOCE                                    3.85%
     METAL & MINERAL MINING
   -------------------------------------------------------------------
   TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD.                  3.39%
     SEMICONDUCTORS
   -------------------------------------------------------------------
   INDUSTRIAL AND COMMERCIAL BANK OF CHINA                       3.09%
     DIVERSIFIED BANKS
   -------------------------------------------------------------------
   AMERICA MOVIL SAB DE C.V.                                     3.03%
     COMMUNICATIONS
   -------------------------------------------------------------------
   PETROCHINA CO., LTD.                                          2.95%
     OIL & GAS - INTEGRATED
   -------------------------------------------------------------------
   GAZPROM OAO                                                   2.70%
     OIL & GAS - INTEGRATED
   -------------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                       39.08%

 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS               October 31, 2008

   DIVERSIFIED BANKS                                            14.31%
   OIL & GAS - INTEGRATED                                       13.06%
   COMMUNICATIONS                                               12.33%
   SEMICONDUCTORS                                               10.99%
   CLOSED-END FUNDS                                              5.04%

  EXPENSE EXAMPLE (UNAUDITED)                              October 31, 2008


As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and
(2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

* ACTUAL EXPENSES. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term traders fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

  EXPENSE EXAMPLE (UNAUDITED)                              October 31, 2008


  --------------------------------------------------------------------------------
  SIX MONTHS ENDED OCTOBER 31, 2008
                                       BEGINNING         ENDING          EXPENSES
                                     ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING
                                      MAY 1, 2008   OCTOBER 31, 2008     PERIOD*
  --------------------------------------------------------------------------------
  HOLMES GROWTH FUND
  Based on Actual Fund Return          $1,000.00       $  635.80         $ 7.20
  Based on Hypothetical 5% Yearly
    Return                             $1,000.00       $1,016.84         $ 8.87
  --------------------------------------------------------------------------------
  GLOBAL MEGATRENDS FUND
  Based on Actual Fund Return          $1,000.00       $  567.00         $ 7.33
  Based on Hypothetical 5% Yearly
    Return                             $1,000.00       $1,015.79         $ 9.42
  --------------------------------------------------------------------------------
  EASTERN EUROPEAN FUND
  Based on Actual Fund Return          $1,000.00       $  427.70         $ 7.07
  Based on Hypothetical 5% Yearly
    Return                             $1,000.00       $1,015.23         $ 9.98
  --------------------------------------------------------------------------------
  GLOBAL EMERGING MARKETS FUND
  Based on Actual Fund Return          $1,000.00       $  397.60         $ 8.78
  Based on Hypothetical 5% Yearly
    Return                             $1,000.00       $1,012.57         $12.65
  --------------------------------------------------------------------------------

*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios (after reimbursements and offsets) for the six-month period ended October 31, 2008, were 1.75%, 1.86%, 1.97% and 2.50%, respectively, for the Holmes Growth, Global MegaTrends, Eastern European and Global Emerging Markets Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, then divided by 366 days in the current fiscal year.

HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                          October 31, 2008

COMMON STOCKS 66.99%                                        SHARES             VALUE

APPAREL 1.09%
------------------------------------------------------------------------------------
The Buckle, Inc.                                            15,000       $   395,100

BANKS 0.68%
------------------------------------------------------------------------------------
Bancolombia S.A., Sponsored ADR                             12,500           244,125

COAL 2.14%
------------------------------------------------------------------------------------
Peabody Energy Corp.                                        22,500           776,475

COMPUTER SOFTWARE & HARDWARE 1.89%
------------------------------------------------------------------------------------
Oracle Corp.                                                37,500           685,875*

COSMETICS/PERSONAL CARE 1.37%
------------------------------------------------------------------------------------
Avon Products, Inc.                                         20,000           496,600

DIVERSIFIED OPERATIONS 1.53%
------------------------------------------------------------------------------------
Team, Inc.                                                  20,000           555,400*

E-COMMERCE 1.26%
------------------------------------------------------------------------------------
CYBERplex, Inc.                                          1,073,000           458,300*

ELECTRONICS & COMPONENTS 2.29%
------------------------------------------------------------------------------------
Altera Corp.                                                20,000           347,000
FLIR Systems, Inc.                                          15,000           481,500*
                                                                         -----------
                                                                             828,500

ENERGY 2.18%
------------------------------------------------------------------------------------
First Solar, Inc.                                            5,500           790,350*

ENTERTAINMENT 2.75%
------------------------------------------------------------------------------------
Activision Blizzard, Inc.                                   80,000           996,800*

FINANCIAL SERVICES 6.82%
------------------------------------------------------------------------------------
Charles Schwab Corp.                                        40,000           764,800
Dollar Financial Corp.                                      20,000           232,600*
GMP Capital Trust                                           58,100           245,747
Jovian Capital Corp.                                       685,000           156,231*
Stifel Financial Corp.                                      20,000           873,000*
TD Ameritrade Holding Corp.                                 15,000           199,350*
                                                                         -----------
                                                                           2,471,728


See notes to portfolios of investments and notes to financial statements.

34


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                          October 31, 2008


COMMON STOCKS                                               SHARES             VALUE

FOOD PRODUCTS 1.48%
------------------------------------------------------------------------------------
CoolBrands International, Inc.                             995,200       $   536,496*

GOLD & COPPER EXPLORATION AND DEVELOPMENT 0.01%
------------------------------------------------------------------------------------
New Gold, Inc.                                               4,338             5,037*

MANUFACTURING 0.54%
------------------------------------------------------------------------------------
General Electric Co.                                        10,000           195,100

MEDICAL - BIOMEDICAL 4.83%
------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.                                32,500           825,175*
Illumina, Inc.                                              30,000           924,900*
                                                                         -----------
                                                                           1,750,075

MEDICAL - HMO 1.63%
------------------------------------------------------------------------------------
Humana, Inc.                                                20,000           591,800*

MEDICAL PRODUCTS 11.03%
------------------------------------------------------------------------------------
Alcon, Inc.                                                  5,000           440,600
Baxter International, Inc.                                  21,000         1,270,290
Bristol Myers Squibb Co.                                    42,500           873,375
Covance, Inc.                                               10,000           500,000*
Varian Medical Systems, Inc.                                20,000           910,200*
                                                                         -----------
                                                                           3,994,465

MEDICAL SERVICES 0.84%
------------------------------------------------------------------------------------
ICON plc, Sponsored ADR                                     12,000           304,440*

METAL & MINERAL MINING 0.09%
------------------------------------------------------------------------------------
Eastern Platinum Ltd.                                      108,800            32,484*

OIL & GAS DRILLING 3.98%
------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                     24,000           823,440
Transocean, Inc.                                             7,500           617,475*
                                                                         -----------
                                                                           1,440,915

OIL & GAS FIELD MACHINERY 2.55%
------------------------------------------------------------------------------------
Cameron International Corp.                                 20,000           485,200*
Weatherford International Ltd.                              26,000           438,880*
                                                                         -----------
                                                                             924,080


See notes to portfolios of investments and notes to financial statements.

                                                                         35


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                          October 31, 2008


COMMON STOCKS                                               SHARES             VALUE

OIL & GAS ROYALTY TRUSTS 2.01%
------------------------------------------------------------------------------------
Canadian Oil Sands Trust                                     5,000       $   134,107
San Juan Basin Royalty Trust                                16,000           592,800
                                                                         -----------
                                                                             726,907

PHARMACEUTICALS 3.15%
------------------------------------------------------------------------------------
Pfizer, Inc.                                                25,000           442,750
United Therapeutics Corp.                                    8,000           697,840*
                                                                         -----------
                                                                           1,140,590

RETAIL 4.82%
------------------------------------------------------------------------------------
EZCORP, Inc., Class A                                       60,000           950,400*
PetMed Express, Inc.                                        45,000           794,700*
                                                                         -----------
                                                                           1,745,100

SCHOOLS 6.03%
------------------------------------------------------------------------------------
ITT Educational Services, Inc.                              12,000         1,051,800*
Strayer Education, Inc.                                      5,000         1,131,350
                                                                         -----------
                                                                           2,183,150

------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                       24,269,892
------------------------------------------------------------------------------------
  (cost $29,864,128)

REAL ESTATE INVESTMENT TRUST 0.78%

Vornado Realty Trust
  (cost $407,943)                                            4,000           282,200

EXCHANGE-TRADED FUNDS 4.16%

Financial Select Sector SPDR Fund                           30,000           465,900
ProShares Ultra Semiconductors                              30,000           600,900
SPDR KBW Regional Banking ETF                                7,500           246,750
SPDR Trust Series 1                                          2,000           193,660

------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                1,507,210
------------------------------------------------------------------------------------
  (cost $1,577,720)

WARRANTS 0.11%

GOLD & COPPER EXPLORATION AND DEVELOPMENT 0.00%
------------------------------------------------------------------------------------
New Gold, Inc., Warrants (April 2012)                       23,500               390*


See notes to portfolios of investments and notes to financial statements.

36


HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS                                          October 31, 2008


WARRANTS                                                    SHARES             VALUE

METAL & MINERAL MINING 0.11%
------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (March 2009)                 3,343       $        69*
Silver Wheaton Corp., Warrants (December 2010)              32,500            40,971*
                                                                         -----------
                                                                              41,040

------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                41,430
------------------------------------------------------------------------------------
  (cost $38,151)

------------------------------------------------------------------------------------
TOTAL SECURITIES                                                          26,100,732
------------------------------------------------------------------------------------
  (cost $31,887,942)

                                                        PRINCIPAL
REPURCHASE AGREEMENTS 37.32%                              AMOUNT

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 10/31/08, 0.15%, due 11/03/08,
  repurchase price $8,819,709, collateralized by U.S.
  Treasury securities held in a joint tri-party
  account (cost $8,819,599)                             $8,819,599         8,819,599

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
  10/31/08, 0.10%, due 11/03/08, repurchase price
  $4,700,039, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $4,700,000)                                      4,700,000         4,700,000

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               13,519,599
------------------------------------------------------------------------------------
  (cost $13,519,599)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 109.36%                                                 39,620,331
------------------------------------------------------------------------------------
  (cost $45,407,541)
Other assets and liabilities, net (9.36)%                                 (3,389,621)
                                                                         -----------

NET ASSETS 100%                                                          $36,230,710
                                                                         -----------


See notes to portfolios of investments and notes to financial statements.

GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2008

COMMON STOCKS 72.63%                                         SHARES              VALUE

AIRPORTS 4.54%
--------------------------------------------------------------------------------------
Beijing Capital International Airport Co., Ltd.,
  H shares                                                  400,000       $    229,536
Macquarie Airports                                          172,000            923,895
                                                                          ------------
                                                                             1,153,431

COMMERCIAL SERVICES 4.18%
--------------------------------------------------------------------------------------
Cia De Concessoes Rodovia                                    30,000            295,342
Jiangsu Expressway Co., Ltd.                                750,000            525,782
Stantec, Inc.                                                15,000            238,950*
                                                                          ------------
                                                                             1,060,074

CONSTRUCTION 1.05%
--------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                       16,000            265,908

CONSULTING SERVICES 1.24%
--------------------------------------------------------------------------------------
Hill International, Inc.                                     50,000            314,000*

DIVERSIFIED OPERATIONS 1.20%
--------------------------------------------------------------------------------------
Team, Inc.                                                   11,000            305,470*

ELECTRIC GENERATION 7.39%
--------------------------------------------------------------------------------------
China Resources Power Holdings Co., Ltd.                    200,000            391,397
Companhia Energetica de Minas Gerais, Sponsored ADR          32,161            489,169
Datang International Power Generation Co., H shares         300,000            112,010
FirstEnergy Corp.                                            13,000            678,080
Vestas Wind Systems A/S                                       5,000            205,767*
                                                                          ------------
                                                                             1,876,423

ELECTRIC SERVICES 2.16%
--------------------------------------------------------------------------------------
CPFL Energia S.A., ADR                                       12,500            547,250

ENERGY 4.71%
--------------------------------------------------------------------------------------
Energy Conversion Devices, Inc.                              14,000            477,960*^
First Solar, Inc.                                             5,000            718,500*
                                                                          ------------
                                                                             1,196,460

ENGINEERING/RESEARCH & DEVELOPMENT 3.91%
--------------------------------------------------------------------------------------
Fluor Corp.                                                   8,000            319,440^
Foster Wheeler Ltd.                                          15,000            411,000*
SNC-Lavalin Group, Inc.                                      10,000            262,658
                                                                          ------------
                                                                               993,098


See notes to portfolios of investments and notes to financial statements.

38


GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2008


COMMON STOCKS                                                SHARES              VALUE
ENVIRONMENTAL CONTROL 1.03%
--------------------------------------------------------------------------------------
Energy Recovery, Inc.                                        45,000       $    261,000*

HOLDING COMPANY 2.57%
--------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B                               170            652,800*

MANUFACTURING 3.65%
--------------------------------------------------------------------------------------
General Electric Co.                                         35,000            682,850
ITT Corp.                                                     5,500            244,750
                                                                          ------------
                                                                               927,600

METAL & MINERAL MINING 0.02%
--------------------------------------------------------------------------------------
Eastern Platinum Ltd.                                        19,400              5,792*

OIL & GAS - INTEGRATED 1.67%
--------------------------------------------------------------------------------------
Gazprom OAO, Sponsored ADR                                   21,000            423,470

OIL & GAS DRILLING 2.17%
--------------------------------------------------------------------------------------
Transocean, Inc.                                              6,699            551,529*

OIL & GAS EXPLORATION & PRODUCTION 0.09%
--------------------------------------------------------------------------------------
Pacific Rubiales Energy Corp.                                 6,233             23,262*

OIL & GAS EXTRACTION & SERVICES 0.61%
--------------------------------------------------------------------------------------
Schlumberger Ltd.                                             3,000            154,950

STEEL MANUFACTURING 1.25%
--------------------------------------------------------------------------------------
Evraz Group S.A., GDR                                         8,000            124,699
Gerdau S.A., Sponsored ADR                                   30,000            192,300
                                                                          ------------
                                                                               316,999

TELECOMMUNICATIONS 1.05%
--------------------------------------------------------------------------------------
AT&T, Inc.                                                   10,000            267,700

TRANSPORT & STORAGE 1.62%
--------------------------------------------------------------------------------------
Westshore Terminals Income Fund                              45,000            410,906

TRANSPORTATION 12.79%
--------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                           13,000          1,157,780
CSX Corp.                                                    20,000            914,400
J.B. Hunt Transport Services, Inc.                           25,000            710,750


See notes to portfolios of investments and notes to financial statements.

                                                                         39


GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2008


COMMON STOCKS                                                SHARES              VALUE

TRANSPORTATION (CONT'D)
--------------------------------------------------------------------------------------
Kansas City Southern                                         15,000       $    463,050*
                                                                          ------------
                                                                             3,245,980

UTILITIES 7.09%
--------------------------------------------------------------------------------------
Exelon Corp.                                                 14,000            759,360
FPL Group, Inc.                                              22,000          1,039,280
                                                                          ------------
                                                                             1,798,640

WATER TREATMENT SYSTEMS 1.26%
--------------------------------------------------------------------------------------
Hyflux Ltd.                                                 300,000            320,484

WIRELESS COMMUNICATIONS 5.38%
--------------------------------------------------------------------------------------
America Movil SAB de C.V., ADR, Series L                      8,000            247,520
China Mobile Ltd.                                            40,000            350,965
China Mobile Ltd., Sponsored ADR                              6,000            263,340
China Unicom (Hong Kong) Ltd.                               200,000            288,068
China Unicom (Hong Kong) Ltd., ADR                           15,000            216,150
                                                                          ------------
                                                                             1,366,043

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         18,439,269
--------------------------------------------------------------------------------------
  (cost $27,768,552)

EXCHANGE-TRADED FUND 1.37%

Utilities Select Sector SPDR Fund
  (cost $339,136)                                            12,000            346,920

WARRANTS 0.00%

OIL & GAS EXPLORATION & PRODUCTION 0.00%
--------------------------------------------------------------------------------------
Pacific Rubiales Energy Corp., Warrants (July 2012)
  (cost $326)                                                    58                 43*

--------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            18,786,232
--------------------------------------------------------------------------------------
  (cost $28,108,014)


See notes to portfolios of investments and notes to financial statements.

40


GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2008

                                                         PRINCIPAL
REPURCHASE AGREEMENTS 34.83%                               AMOUNT                VALUE

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 10/31/08, 0.15%, due 11/03/08,
  repurchase price $6,341,692, collateralized by U.S.
  Treasury securities held in a joint tri-party account
  (cost $6,341,613)                                      $6,341,613       $  6,341,613

Joint Tri-Party Repurchase Agreement, Morgan Stanley,
  10/31/08, 0.10%, due 11/03/08, repurchase price
  $2,500,021, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $2,500,000)                                       2,500,000          2,500,000

--------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  8,841,613
--------------------------------------------------------------------------------------
  (cost $8,841,613)

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 108.83%                                                   27,627,845
--------------------------------------------------------------------------------------
  (cost $36,949,627)
Other assets and liabilities, net (8.83)%                                   (2,240,506)
                                                                          ------------

NET ASSETS 100%                                                            $25,387,339
                                                                           -----------

                                                     SHARES SUBJECT
CALL OPTIONS WRITTEN                                     TO CALL                 VALUE

--------------------------------------------------------------------------------------
Energy Conversion Devices, Strike Price 45, Expiration
  Nov. 2008                                                  14,000       $     16,800
Fluor Corp., Strike Price 35, Expiration Nov. 2008            8,000             56,000


--------------------------------------------------------------------------------------
TOTAL CALL OPTIONS WRITTEN                                                $     72,800
--------------------------------------------------------------------------------------
  (premiums received $110,130) (Note 1 E)


See notes to portfolios of investments and notes to financial statements.

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                                 October 31, 2008

COMMON STOCKS 90.24%                                            SHARES                VALUE

BROADCASTING & CABLE TV 4.15%
-------------------------------------------------------------------------------------------
Cyfrowy Polsat, S.A.                                         1,518,595       $    7,151,943
TVN S.A.                                                     2,023,135           10,104,593
                                                                             --------------
                                                                                 17,256,536

COMMODITY CHEMICALS 3.42%
-------------------------------------------------------------------------------------------
Uralkali, Sponsored GDR                                        671,015           14,207,763

COMMUNICATIONS 14.32%
-------------------------------------------------------------------------------------------
Mobile TeleSystems                                           2,288,391           11,337,961
Mobile TeleSystems, Sponsored ADR                              329,451           12,898,007
Telefonica 02 Czech Republic a.s.                              253,187            5,412,999
Vimpel-Communications, Sponsored ADR                         2,058,009           29,841,131
                                                                             --------------
                                                                                 59,490,098

DIVERSIFIED BANKS 21.85%
-------------------------------------------------------------------------------------------
BRE Bank SA                                                     11,734              785,464*
Erste Bank der oesterreichischen Sparkassen AG                 127,761            3,376,461
Komercni Banka a.s.                                              1,244              185,805
OTP Bank Nyrt.                                                 633,934           10,654,219
OTP Bank Nyrt., GDR                                            751,492            6,263,686@
Powszechna Kasa Oszczednosci Bank Polski S.A.                  190,491            2,147,771
Raiffeisen International Bank Holding AG                       212,963            6,740,042
Sberbank RF                                                 26,939,412           27,425,318
Turkiye Garanti Bankasi a.s.                                11,990,413           19,985,930*
Turkiye Halk Bankasi a.s.                                    2,599,036            7,196,387*
VTB Bank OJSC, Sponsored GDR, 144A                           1,909,366            6,014,503
                                                                             --------------
                                                                                 90,775,586

DIVERSIFIED METALS & MINING 0.77%
-------------------------------------------------------------------------------------------
Belon OJSC                                                      70,040            2,690,937*@
Orsu Metals Corp.                                            6,947,400              489,761*
                                                                             --------------
                                                                                  3,180,698

ELECTRIC UTILITIES 4.81%
-------------------------------------------------------------------------------------------
CEZ a.s.                                                       460,718           19,995,765

FINANCIAL SERVICES 0.67%
-------------------------------------------------------------------------------------------
Finans Finansal Kiralama a.s.                                4,692,448            2,778,769*

GOLD MINING 0.67%
-------------------------------------------------------------------------------------------
KazakhGold Group Ltd., GDR                                     700,174            2,805,144*


See notes to portfolios of investments and notes to financial statements.

42


EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                                 October 31, 2008


COMMON STOCKS                                                   SHARES                VALUE

INSURANCE 2.27%
-------------------------------------------------------------------------------------------
Aksigorta a.s.                                               4,595,732       $    9,436,999

OIL & GAS - INTEGRATED 21.52%
-------------------------------------------------------------------------------------------
Gazprom OAO, Sponsored ADR                                   2,532,777           50,326,279
LUKOIL, Sponsored ADR                                          512,810           19,589,342
Rosneft Oil Co. OJSC, GDR                                    4,167,309           19,492,859
                                                                             --------------
                                                                                 89,408,480

OIL & GAS EXPLORATION & PRODUCTION 10.87%
-------------------------------------------------------------------------------------------
KazMunaiGas Exploration Production, GDR                      1,414,544           20,061,915
NovaTek OAO, Sponsored GDR                                     381,477           15,264,682@
Surgutneftegaz                                              15,599,642            9,827,774
                                                                             --------------
                                                                                 45,154,371

REAL ESTATE INVESTMENT TRUSTS 0.48%
-------------------------------------------------------------------------------------------
MirLand Development Corp. plc                                1,514,507            1,985,426*

REAL ESTATE MANAGEMENT & DEVELOPMENT 1.13%
-------------------------------------------------------------------------------------------
Dolphin Capital Investors Ltd.                               3,182,629            1,886,081*
Plaza Centers N.V.                                           2,181,175            1,674,371*
RGI International Ltd.                                       2,110,738            1,151,576*
                                                                             --------------
                                                                                  4,712,028

WIRELESS TELECOMMUNICATION SERVICES 3.31%
-------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri a.s.                            2,799,669           13,771,622

-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                             374,959,285
-------------------------------------------------------------------------------------------
  (cost $747,106,304)

PREFERRED STOCKS 1.01%

OIL & GAS EXPLORATION & PRODUCTION 1.01%
-------------------------------------------------------------------------------------------
Surgutneftegaz, Preferred Stock                             13,529,631            3,071,226@
Surgutneftegaz, Preferred Stock, Sponsored ADR                 490,333            1,113,056@

-------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                            4,184,282
-------------------------------------------------------------------------------------------
  (cost $14,159,388)

-------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                                379,143,567
-------------------------------------------------------------------------------------------
  (cost $761,265,692)


See notes to portfolios of investments and notes to financial statements.

                                                                         43



EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS                                                 October 31, 2008

                                                          PRINCIPAL
REPURCHASE AGREEMENT 5.72%                                  AMOUNT                    VALUE

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 10/31/08, 0.15%, due 11/03/08,
  repurchase price $23,763,633, collateralized by
  U.S. Treasury securities held in a joint tri-party
  account (cost $23,763,336)                               $23,763,336       $   23,763,336

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 96.97%                                                        402,906,903
-------------------------------------------------------------------------------------------
  (cost $785,029,028)
Other assets and liabilities, net 3.03%                                          12,587,258
                                                                             --------------

NET ASSETS 100%                                                                $415,494,161
                                                                               ------------


See notes to portfolios of investments and notes to financial statements.

GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2008

COMMON STOCKS 79.23%                                          SHARES             VALUE

AIR FREIGHT & LOGISTICS 0.96%
--------------------------------------------------------------------------------------
Shenzhen International Holdings Ltd.                       3,392,000       $   112,609

ALTERNATIVE CARRIERS 1.27%
--------------------------------------------------------------------------------------
GVT Holding SA                                                13,700           148,171*

ALUMINUM 0.25%
--------------------------------------------------------------------------------------
Vimetco NV, GDR                                               41,428            29,565*

APPAREL 0.96%
--------------------------------------------------------------------------------------
China Dongxiang Group Co.                                    109,000            31,681
China Hongxing Sports Ltd.                                   645,000            80,585
                                                                           -----------
                                                                               112,266

BEVERAGES 1.43%
--------------------------------------------------------------------------------------
Fomento Economico Mexicano, S.A.B. de C.V.,
 Sponsored ADR                                                 6,600           166,914

COMMODITY CHEMICALS 1.74%
--------------------------------------------------------------------------------------
Israel Chemicals Ltd.                                         13,346           133,326
Uralkali, Sponsored GDR                                        3,328            70,466
                                                                           -----------
                                                                               203,792

COMMUNICATIONS 12.48%
--------------------------------------------------------------------------------------
America Movil SAB de C.V., ADR, Series L                      11,600           358,904
China Mobile Ltd.                                             48,000           421,158
China Mobile Ltd., Sponsored ADR                               3,223           141,457
Chunghwa Telecom Co., Ltd.                                    78,650           129,560
Empresa Nacional de Telecomunicaciones S.A.                    6,050            62,686
Mobile TeleSystems, Sponsored ADR                              3,000           117,450
Telecom Egypt                                                 57,582           138,131
Vimpel-Communications, Sponsored ADR                           6,333            91,828
                                                                           -----------
                                                                             1,461,174

COMPUTER HARDWARE 1.41%
--------------------------------------------------------------------------------------
Wistron Corp.                                                203,378           165,177

COMPUTER STORAGE & PERIPHERALS 0.65%
--------------------------------------------------------------------------------------
KYE Systems Corp.                                            114,775            75,901

CONSTRUCTION & ENGINEERING 0.46%
--------------------------------------------------------------------------------------
Era Infra Engineering Ltd.                                    34,152            54,120


See notes to portfolios of investments and notes to financial statements.

                                                                         45



GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2008


COMMON STOCKS                                                 SHARES             VALUE

DEPARTMENT STORES 1.00%
--------------------------------------------------------------------------------------
Lojas Renner S.A.                                             16,269       $   117,504

DIVERSIFIED BANKS 12.86%
--------------------------------------------------------------------------------------
China Construction Bank, Class H                             258,000           125,396
Commercial Bank of Qatar, GDR                                 40,249           120,747*
Industrial and Commercial Bank of China, H shares            787,000           366,149
KB Financial Group, Inc.                                      11,331           278,856*
OTP Bank Nyrt.                                                 6,068           101,982*
Raiffeisen International Bank Holding AG                       2,462            77,920
Sberbank RF                                                  196,497           200,041
Turkiye Garanti Bankasi a.s.                                  80,969           134,961
Turkiye Vakiflar Bankasi T.A.O., Class D                     101,100            99,347
                                                                           -----------
                                                                             1,505,399

DIVERSIFIED METALS & MINING 1.80%
--------------------------------------------------------------------------------------
Belon OJSC                                                     2,069            79,491*@
Orsu Metals Corp.                                            430,836            30,372*
Raspadskaya                                                   46,785           100,599
                                                                           -----------
                                                                               210,462

FOREST PRODUCTS 0.97%
--------------------------------------------------------------------------------------
China Grand Forestry Resources Group Ltd.                  3,314,000           112,996*

GOLD MINING 1.97%
--------------------------------------------------------------------------------------
AngloGold Ashanti Ltd.                                         6,978           130,722
KazakhGold Group Ltd., GDR                                    25,082           100,487*
                                                                           -----------
                                                                               231,209

HEALTHCARE EQUIPMENT & SERVICES 1.13%
--------------------------------------------------------------------------------------
Opto Circuits India Ltd.                                      41,793           132,349

INSURANCE 1.35%
--------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., H shares                      59,000           157,677

METAL & MINERAL MINING 4.65%
--------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                     38,971           456,350
Eastern Platinum Ltd.                                        295,021            88,084*
                                                                           -----------
                                                                               544,434


See notes to portfolios of investments and notes to financial statements.

46


GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2008


COMMON STOCKS                                                 SHARES             VALUE

OIL & GAS - INTEGRATED 13.21%
--------------------------------------------------------------------------------------
Gazprom OAO, Sponsored ADR                                    16,124       $   320,384
PetroChina Co., Ltd., ADR                                      4,000           298,320
PetroChina Co., Ltd., H shares                                66,000            51,435
Petroleo Brasileiro S.A., ADR                                 26,788           591,211
Sasol Ltd.                                                     9,528           285,403
                                                                           -----------
                                                                             1,546,753

OIL & GAS EXPLORATION & PRODUCTION 1.29%
--------------------------------------------------------------------------------------
KazMunaiGas Exploration Production, GDR                       10,682           151,499

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.60%
--------------------------------------------------------------------------------------
Dolphin Capital Investors Ltd.                                73,788            43,728*
RGI International Ltd.                                        48,574            26,501*
                                                                           -----------
                                                                                70,229

RETAIL 2.63%
--------------------------------------------------------------------------------------
Shinsegae Co., Ltd.                                              554           196,063
Wal-Mart de Mexico SAB de CV, Series V                        41,900           111,853
                                                                           -----------
                                                                               307,916

SEMICONDUCTORS 11.12%
--------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                  1,158           485,392
Samsung Electronics Co., Ltd., GDR, 144A                         687           141,350
Siliconware Precision Industries Co.                         252,686           274,041
Taiwan Semiconductor Manufacturing Co., Ltd.                  23,115            34,200
Taiwan Semiconductor Manufacturing Co., Ltd.,
 Sponsored ADR                                                44,485           367,446
                                                                           -----------
                                                                             1,302,429

TOBACCO 1.31%
--------------------------------------------------------------------------------------
KT&G Corp.                                                     2,400           153,493

WIRELESS TELECOMMUNICATION SERVICES 1.73%
--------------------------------------------------------------------------------------
MTN Group Ltd.                                                17,954           202,612

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          9,276,650
--------------------------------------------------------------------------------------
  (cost $18,798,738)

CLOSED-END FUND 5.10%

Metage Special Emerging Markets Fund Ltd.
  (cost $918,300)                                              7,191           597,069*@


See notes to portfolios of investments and notes to financial statements.

                                                                         47


GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS                                            October 31, 2008


EQUITY-LINKED SECURITIES 5.16%                                SHARES             VALUE

APPLICATION SOFTWARE 1.35%
--------------------------------------------------------------------------------------
Tanla Solutions Ltd. (January 2010)                           88,736       $   158,305@

CONSTRUCTION & ENGINEERING 1.11%
--------------------------------------------------------------------------------------
Arabtec Holding Co. (March 2017)                              81,827           130,350@

IT CONSULTING & OTHER SERVICES 2.70%
--------------------------------------------------------------------------------------
Mastek Ltd., 144A (October 2009)                              34,445           148,699*@
Satyam Computer Services Ltd. (January 2017)                  26,966           166,677@
                                                                           -----------
                                                                               315,376

--------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED SECURITIES                                                 604,031
--------------------------------------------------------------------------------------
  (cost $1,221,178)

WARRANTS 0.01%

DIVERSIFIED METALS & MINING 0.01%
--------------------------------------------------------------------------------------
Orsu Metals Corp., Warrants (March 2011)
  (cost $0)                                                   25,813               696*

UNITS 1.62%

DIVERSIFIED BANKS 1.62%
--------------------------------------------------------------------------------------
Unibanco, Units
  (cost $391,895)                                             30,100           190,258

--------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            10,668,704
--------------------------------------------------------------------------------------
  (cost $21,330,111)

                                                          PRINCIPAL
REPURCHASE AGREEMENT 10.06%                                 AMOUNT

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 10/31/08, 0.15%, due 11/03/08, repurchase
  price $1,177,912, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $1,177,897)                                       $1,177,897         1,177,897

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 101.18%                                                   11,846,601
--------------------------------------------------------------------------------------
  (cost $22,508,008)
Other assets and liabilities, net (1.18)%                                     (138,652)
                                                                           -----------

NET ASSETS 100%                                                            $11,707,949
                                                                           -----------


See notes to portfolios of investments and notes to financial statements.

  NOTES TO PORTFOLIOS OF INVESTMENTS                       October 31, 2008

LEGEND

*    Non-income producing security
ADR  American Depositary Receipt
GDR  Global Depositary Receipt
@ Security was fair valued at October 31, 2008, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, as a percentage of net assets at October 31, 2008 were 6.84% of Eastern European and 10.94% of Global Emerging Markets. See also Note 1B in the notes to financial statements for further discussion of fair valued securities.
^ Security or portion of security segregated as collateral for written options

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Equity-linked securities are derivative securities that are linked to the performance of an underlying foreign security. This type of investment allows the fund to have market exposure to foreign securities without trading directly in the local market. This type of security may also be known as a participatory note or certificate.

JOINT TRI-PARTY REPURCHASE AGREEMENTS

The terms of the joint tri-party repurchase agreements and the securities held as collateral at October 31, 2008, were:

Credit Suisse First Boston repurchase agreement, 10/31/08, 0.15%, due 11/03/08:
  Total principal amount: $288,855,083; Total repurchase value: $288,858,694

    Collateral:
    $289,320,000 U.S. Treasury Note, 4.50%, 03/31/09
      (total collateral market value, including accrued interest, of
        $294,632,610)

Morgan Stanley repurchase agreement, 10/31/08, 0.10%, due 11/03/08:
  Total principal amount: $43,500,000; Total repurchase value: $43,500,363

    Collateral:
    $44,401,000 U.S. Treasury Bill, Zero Coupon, 01/15/09
      (total collateral market value, including accrued interest, of
        $44,370,807)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

  STATEMENTS OF ASSETS AND LIABILITIES

                                                               HOLMES GROWTH
                                                                   FUND
Investments, at identified cost                                 $45,407,541
                                                                ===========
ASSETS
----------------------------------------------------------------------------
Investments, at value:
 Securities                                                     $26,100,732
 Repurchase agreements                                           13,519,599
Cash                                                                      2
Foreign currencies (Cost $0, $0, $3,235,190 and $0)                      --
Receivables:
 Investments sold                                                   230,249
 Dividends                                                           34,030
 Interest                                                                50
 Capital shares sold                                                  9,496
 Unrealized appreciation on foreign currency exchange
  contracts - Note 1G                                                    --
 From adviser                                                            --
Other assets                                                          1,751
----------------------------------------------------------------------------
TOTAL ASSETS                                                     39,895,909
----------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------
Payables:
 Investments purchased                                            3,532,168
 Capital shares redeemed                                             26,240
 Adviser and affiliates                                              43,185
 Accounts payable and accrued expenses                               63,606
 Written options at value (Premiums $0, $110,130, $0 and $0)             --
 Unrealized depreciation on foreign currency exchange
  contracts - Note 1G                                                    --
----------------------------------------------------------------------------
TOTAL LIABILITIES                                                 3,665,199
----------------------------------------------------------------------------

NET ASSETS                                                      $36,230,710
                                                                ===========

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
Paid-in capital                                                 $69,819,162
Distributions in excess of net investment income                         --
Accumulated net realized loss on investments and foreign
 currencies                                                     (27,801,283)
Net unrealized depreciation of investments and other assets
 and liabilities denominated in foreign currencies               (5,787,169)
                                                                -----------
Net assets applicable to capital shares outstanding             $36,230,710
                                                                ===========

 Capital shares outstanding; an unlimited number of no par
  shares authorized                                               2,562,885
                                                                ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                                    $     14.14
                                                                ===========

See accompanying notes to financial statements.

50



                                                                                                         October 31, 2008


                                                                GLOBAL MEGATRENDS         EASTERN         GLOBAL EMERGING
                                                                      FUND             EUROPEAN FUND       MARKETS FUND
Investments, at identified cost                                    $36,949,627         $785,029,028         $22,508,008
                                                                   ===========         ============         ===========
ASSETS
-------------------------------------------------------------------------------------------------------------------------
Investments, at value:
 Securities                                                        $18,786,232         $379,143,567         $10,668,704
 Repurchase agreements                                               8,841,613           23,763,336           1,177,897
Cash                                                                        --            7,920,855                  --
Foreign currencies (Cost $0, $0, $3,235,190 and $0)                         --            2,855,019                  --
Receivables:
 Investments sold                                                           --           10,601,738             279,612
 Dividends                                                              64,669            6,067,352              53,707
 Interest                                                                   33                   99                   5
 Capital shares sold                                                    11,292            1,153,152              12,608
 Unrealized appreciation on foreign currency exchange
  contracts - Note 1G                                                       --                3,030               1,524
 From adviser                                                               --                   --               9,000
Other assets                                                             1,123               27,948                 410
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                        27,704,962          431,536,096          12,203,467
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
Payables:
 Investments purchased                                               2,007,996           13,555,247             400,808
 Capital shares redeemed                                               173,920            1,118,419               7,353
 Adviser and affiliates                                                  7,093              624,902                  --
 Accounts payable and accrued expenses                                  55,814              742,774              86,318
 Written options at value (Premiums $0, $110,130, $0 and $0)            72,800                   --                  --
 Unrealized depreciation on foreign currency exchange
  contracts - Note 1G                                                       --                  593               1,039
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    2,317,623           16,041,935             495,518
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                         $25,387,339         $415,494,161         $11,707,949
                                                                   ===========         ============         ===========

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $43,557,565         $843,497,814         $27,757,912
Distributions in excess of net investment income                            --               (1,796)               (300)
Accumulated net realized loss on investments and foreign
 currencies                                                         (8,885,774)         (45,344,338)         (5,373,508)
Net unrealized depreciation of investments and other assets
 and liabilities denominated in foreign currencies                  (9,284,452)        (382,657,519)        (10,676,155)
                                                                   -----------         ------------         -----------
Net assets applicable to capital shares outstanding                $25,387,339         $415,494,161         $11,707,949
                                                                   ===========         ============         ===========

 Capital shares outstanding; an unlimited number of no par
  shares authorized                                                  3,848,054           65,481,450           1,970,340
                                                                   ===========         ============         ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                                       $      6.60         $       6.35         $      5.94
                                                                   ===========         ============         ===========

  STATEMENTS OF OPERATIONS

                                                               HOLMES GROWTH
                                                                   FUND
NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------
 Dividends                                                     $    488,034
 Foreign taxes withheld on dividends                                (36,828)
                                                               ------------
  Net dividends                                                     451,206
 Interest and other                                                 176,489
                                                               ------------
  TOTAL INCOME                                                      627,695

EXPENSES:
----------------------------------------------------------------------------
 Management fees                                                    572,815
 Administration services expenses                                     2,558
 Transfer agent fees and expenses                                   127,672
 Accounting service fees and expenses                                46,915
 Professional fees                                                   58,268
 Distribution plan expenses                                          51,808
 Custodian fees                                                      57,884
 Shareholder reporting expenses                                      18,890
 Registration fees                                                   18,922
 Trustees' fees and expenses                                         19,868
 Miscellaneous expenses                                              26,628
                                                               ------------
  Total expenses before reductions                                1,002,228
 Expenses offset - Note 1J                                           (1,085)
 Expenses reimbursed - Note 2                                            --
                                                               ------------
  NET EXPENSES                                                    1,001,143

----------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (373,448)
----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS

 Realized gain (loss) from:
  Securities                                                     (2,549,531)
  Written options                                                    74,386
  Foreign currency transactions                                     (10,384)
                                                               ------------
  NET REALIZED GAIN (LOSS)                                       (2,485,529)
                                                               ------------
 Net change in unrealized appreciation (depreciation) of:
  Investments                                                   (25,643,178)
  Written options                                                        --
  Other assets and liabilities denominated in foreign
   currencies                                                           (63)
                                                               ------------
  NET UNREALIZED DEPRECIATION                                   (25,643,241)
                                                               ------------
----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 (28,128,770)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(28,502,218)
                                                               ============

See accompanying notes to financial statements.

52



                                                                                    For the Year Ended October 31, 2008


                                                              GLOBAL MEGATRENDS         EASTERN         GLOBAL EMERGING
                                                                    FUND             EUROPEAN FUND       MARKETS FUND
NET INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------------------------------------------------------------
 Dividends                                                      $    490,421         $  25,189,193       $    643,235
 Foreign taxes withheld on dividends                                 (25,558)           (3,975,271)           (76,699)
                                                                ------------         -------------       ------------
  Net dividends                                                      464,863            21,213,922            566,536
 Interest and other                                                  138,782             1,228,721             24,481
                                                                ------------         -------------       ------------
  TOTAL INCOME                                                       603,645            22,442,643            591,017

EXPENSES:
-----------------------------------------------------------------------------------------------------------------------
 Management fees                                                     310,564            15,406,046            539,299
 Administration services expenses                                      1,879                31,241                925
 Transfer agent fees and expenses                                    100,003             2,057,712            125,581
 Accounting service fees and expenses                                 40,103               563,828             56,802
 Professional fees                                                    47,972               130,738             62,876
 Distribution plan expenses                                           77,844             2,689,610             99,017
 Custodian fees                                                       36,847             3,088,719            156,646
 Shareholder reporting expenses                                       11,271               259,366             19,154
 Registration fees                                                    25,397                47,886             19,740
 Trustees' fees and expenses                                          19,868                19,868             19,868
 Miscellaneous expenses                                               16,279               139,673             10,416
                                                                ------------         -------------       ------------
  Total expenses before reductions                                   688,027            24,434,687          1,110,324
 Expenses offset - Note 1J                                              (443)              (77,398)              (871)
 Expenses reimbursed - Note 2                                        (66,157)              (56,835)          (119,279)
                                                                ------------         -------------       ------------
  NET EXPENSES                                                       621,427            24,300,454            990,174

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (17,782)           (1,857,811)          (399,157)
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS

 Realized gain (loss) from:
  Securities                                                      (8,932,568)           12,228,474         (4,842,013)
  Written options                                                     41,101                    --                 --
  Foreign currency transactions                                        2,551            (1,348,009)          (114,101)
                                                                ------------         -------------       ------------
  NET REALIZED GAIN (LOSS)                                        (8,888,916)           10,880,465         (4,956,114)
                                                                ------------         -------------       ------------
 Net change in unrealized appreciation (depreciation) of:
  Investments                                                    (13,841,299)         (828,006,568)       (27,074,905)
  Written options                                                     37,330                    --                 --
  Other assets and liabilities denominated in foreign
   currencies                                                          3,030              (845,940)            21,041
                                                                ------------         -------------       ------------
  NET UNREALIZED DEPRECIATION                                    (13,800,939)         (828,852,508)       (27,053,864)
                                                                ------------         -------------       ------------
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (22,689,855)         (817,972,043)       (32,009,978)
-----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(22,707,637)        $(819,829,854)      $(32,409,135)
                                                                ============         =============       ============

  STATEMENTS OF CHANGES IN NET ASSETS


                                                               HOLMES GROWTH FUND
                                                     ---------------------------------------
                                                        YEAR ENDED             YEAR ENDED
                                                     OCTOBER 31, 2008       OCTOBER 31, 2007
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
--------------------------------------------------------------------------------------------
    Net investment loss                                $  (373,448)           $  (389,550)
    Net realized gain (loss)                            (2,485,529)             5,122,087
    Net unrealized appreciation (depreciation)         (25,643,241)            14,431,854
                                                       -----------            -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                      (28,502,218)            19,164,391

DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------------------
    From net investment income                                  --                     --
    From net capital gains                                      --                     --
                                                       -----------            -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     --                     --

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------------------------------------------------------------------
    Proceeds from shares sold                            4,868,436              5,258,754
    Distributions reinvested                                    --                     --
    Proceeds from short-term trading fees - Note 1K            517                    250
                                                       -----------            -----------
                                                         4,868,953              5,259,004
    Cost of shares redeemed                             (9,017,148)           (17,352,136)
                                                       -----------            -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS                      (4,148,195)           (12,093,132)

--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (32,650,413)             7,071,259
--------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                       68,881,123             61,809,864

--------------------------------------------------------------------------------------------
END OF YEAR                                            $36,230,710            $68,881,123
--------------------------------------------------------------------------------------------
Distributions in excess of net investment income,
 end of year                                           $        --            $   (40,296)
                                                       ===========            ===========

CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------
    Shares sold                                            228,630                261,279
    Shares reinvested                                           --                     --
    Shares redeemed                                       (445,988)              (851,885)
                                                       -----------            -----------
        NET SHARE ACTIVITY                                (217,358)              (590,606)
                                                       ===========            ===========
See accompanying notes to financial statements.

54


                                                                                                             EASTERN
                                                           GLOBAL MEGATRENDS FUND                         EUROPEAN FUND
                                                   -------------------------------------      -------------------------------------
                                                      YEAR ENDED           YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                   OCTOBER 31, 2008     OCTOBER 31, 2007      OCTOBER 31, 2008     OCTOBER 31, 2007
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment loss                              $   (17,782)         $  (151,391)        $    (1,857,811)      $   (8,564,082)
    Net realized gain (loss)                          (8,888,916)           1,314,908              10,880,465          282,693,981
    Net unrealized appreciation (depreciation)       (13,800,939)           2,392,655            (828,852,508)         285,436,753
                                                     -----------          -----------         ---------------       --------------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                    (22,707,637)           3,556,172            (819,829,854)         559,566,652

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                                --                   --                      --          (25,188,053)
    From net capital gains                            (1,317,151)          (1,261,684)           (273,627,367)        (170,169,454)
                                                     -----------          -----------         ---------------       --------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (1,317,151)          (1,261,684)           (273,627,367)        (195,357,507)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                         46,895,942            3,021,763             269,122,580          330,290,055
    Distributions reinvested                           1,265,576            1,206,946             266,926,394          190,987,756
    Proceeds from short-term trading fees - Note 1K        5,176                  566               1,599,093            1,180,568
                                                     -----------          -----------         ---------------       --------------
                                                      48,166,694            4,229,275             537,648,067          522,458,379
    Cost of shares redeemed                          (16,477,891)          (5,877,311)           (611,403,256)        (651,110,037)
                                                     -----------          -----------         ---------------       --------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS                    31,688,803           (1,648,036)            (73,755,189)        (128,651,658)

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  7,664,015              646,452          (1,167,212,410)         235,557,487
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                     17,723,324           17,076,872           1,582,706,571        1,347,149,084

-----------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                          $25,387,339          $17,723,324         $   415,494,161       $1,582,706,571
-----------------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income,
 end of year                                         $        --          $        --         $        (1,796)      $     (186,878)
                                                     ===========          ===========         ===============       ==============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                        4,151,097              259,412              17,749,450           20,278,182
    Shares reinvested                                    107,984              116,164              16,352,444           12,852,474
    Shares redeemed                                   (1,801,601)            (527,010)            (48,093,690)         (40,900,278)
                                                     -----------          -----------         ---------------       --------------
        NET SHARE ACTIVITY                             2,457,480             (151,434)            (13,991,796)          (7,769,622)
                                                     ===========          ===========         ===============       ==============

                                                                         55

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                GLOBAL EMERGING
                                                                  MARKETS FUND
                                                   ------------------------------------------
                                                      YEAR ENDED              YEAR ENDED
                                                   OCTOBER 31, 2008        OCTOBER 31, 2007
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------
    Net investment loss                              $  (399,157)             $  (364,142)
    Net realized gain (loss)                          (4,956,114)               8,311,640
    Net unrealized appreciation (depreciation)       (27,053,864)              13,963,701
                                                     -----------              -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                    (32,409,135)              21,911,199

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------
    From net investment income                        (1,235,838)                      --
    From net capital gains                            (8,418,305)              (2,463,937)
                                                     -----------              -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (9,654,143)              (2,463,937)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------
    Proceeds from shares sold                         11,160,939               27,400,995
    Distributions reinvested                           9,156,240                2,307,884
    Proceeds from short-term trading fees -
      Note 1K                                            116,466                   62,030
                                                     -----------              -----------
                                                      20,433,645               29,770,909
    Cost of shares redeemed                          (26,283,342)             (18,626,085)
                                                     -----------              -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS               (5,849,697)              11,144,824

---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (47,912,975)              30,592,086
---------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                     59,620,924               29,028,838

---------------------------------------------------------------------------------------------
END OF YEAR                                          $11,707,949              $59,620,924
---------------------------------------------------------------------------------------------
Distributions in excess of net investment income,
 end of year                                         $      (300)             $  (314,610)
                                                     ===========              ===========

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------
    Shares sold                                          739,179                1,643,572
    Shares reinvested                                    570,838                  161,843
    Shares redeemed                                   (2,064,625)              (1,165,080)
                                                     -----------              -----------
        NET SHARE ACTIVITY                              (754,608)                 640,335
                                                     ===========              ===========

See accompanying notes to financial statements.

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust), consisting of thirteen separate funds (Funds), is organized as a Delaware statutory trust. Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Four of the Funds are included in this annual report: Holmes Growth Fund, Global MegaTrends Fund, Eastern European Fund and Global Emerging Markets Fund. The four Funds included in this report were formerly in the U.S. Global Accolade Funds trust. Recent organizational and contractual changes have occurred for the Trust and the Funds. See Note 2 for more information about these changes.

 The Funds included in this report had a fiscal year that ended October 31, 2008. As discussed in Note 8, effective December 31, 2008, the fiscal year will change to December 31.

 The Holmes Growth and Global MegaTrends Funds are diversified; the Eastern European and Global Emerging Markets Funds are non-diversified. A non-diversified fund may invest a significant portion of its assets in a small number of companies.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

 A. SECURITY VALUATIONS
 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last bid and ask quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of a Fund's investment in the trading securities of the issuer;

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

 and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities. At October 31, 2008, this model was used to value certain foreign securities in Global MegaTrends, Eastern European and Global Emerging Markets Funds.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books collateral with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

 D. REPURCHASE AGREEMENTS
 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

 the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

 As of October 31, 2008, portfolio securities valued at $797,400 were held in escrow by the custodian as cover for call options written for the Global MegaTrends Fund.

 Transactions in written call options during the period ended October 31, 2008, were as follows:

                                                    HOLMES                    GLOBAL
                                                  GROWTH FUND            MEGATRENDS FUND
                                           ------------------------------------------------
                                             NUMBER OF     PREMIUMS    NUMBER OF   PREMIUMS
                                             CONTRACTS     RECEIVED    CONTRACTS   RECEIVED

  Options outstanding at October 31, 2007         --       $     --        --      $     --
  Options written                                730        141,624       325       193,525
  Options closed                                (630)       (84,774)     (105)      (83,395)
  Options expired                               (100)       (56,850)       --            --
  Options exercised                               --             --        --            --
                                               -----       --------      ----      --------
  Options outstanding at October 31, 2008         --       $     --       220      $110,130
                                               =====       ========      ====      ========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some Funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

 Open forward foreign currency contracts at October 31, 2008, were:

                                 FOREIGN      IN EXCHANGE    SETTLEMENT                 UNREALIZED     UNREALIZED
  FUND CONTRACT                  CURRENCY       FOR USD         DATE        VALUE      APPRECIATION  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
  Eastern European Fund
      PURCHASES:
      Czech Koruna               3,495,351     $ 186,299      11/05/08   $   185,706      $   --        $   593
      SALES:
      Turkish Lira               2,773,414     1,797,417      11/03/08     1,796,776         641             --
      Poland Zloty               1,682,501       610,066      11/05/08       607,677       2,389             --
  Global Emerging Markets Fund
      PURCHASES:
      Hong Kong Dollars            121,736        15,702      11/03/08        15,707           5             --
      Hong Kong Dollars            107,163        13,826      11/04/08        13,827           1             --
      Mexican Pesos              1,287,083       100,911      11/04/08        99,876          --          1,035
      South African Rand         1,088,686       109,855      11/05/08       111,190       1,335             --
      SALES:
      Singapore Dollars             35,142        23,881      11/04/08        23,698         183             --
      Singapore Dollars             21,372        14,408      11/05/08        14,412          --              4

 H. FEDERAL INCOME TAXES
 The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund's understanding of the tax rules and regulations in the foreign markets.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations. The Funds generally pay income dividends and distribute capital gains, if any, annually. A Fund may elect to designate a portion of the earnings and profits distributed to shareholders on the redemption of fund shares during the year as distributions for federal income tax purposes.

 J. EXPENSES
 Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the Holmes Growth and Global MegaTrends Funds 30 days or less are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in the Eastern European and Global Emerging Markets Funds 180 days or less are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 M. NEW ACCOUNTING PRONOUNCEMENTS
 In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes. This standard defines the threshold for recognizing the benefits of tax-return positions the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained. Management of the Funds has analyzed the tax positions of the Funds. Upon adoption of FIN 48 on April 30, 2008, management identified no uncertain tax positions that have not met the more likely-than-not standard. As of October 31, 2008, tax years 2004 through 2007 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

 In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

 In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued. SFAS 161 requires enhanced disclosures about the use of and accounting for derivative instruments. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is in the process of evaluating the impact adoption of SFAS 161 will have on the Funds' financial statement disclosures.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through September 30, 2009, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

 A special meeting of shareholders of U.S. Global Investor Funds and U.S. Global Accolade Funds was held on September 23, 2008, to consider several proposals. The new proposals were approved effective October 1, 2008, and included (i) a reorganization of U.S. Global Investor Funds and U.S. Global Accolade Funds from two separate Massachusetts business trusts into a single Delaware statutory trust under the name U.S. Global Investors Funds, (ii) a new advisory agreement, (iii) a new administrative services agreement and (iv) a new distribution plan for the equity funds under which a subsidiary of the Adviser will be paid a fee at an annual rate of
 0.25 percent of the average daily net assets of each Fund.

 Each Fund pays a management fee at an annual rate of 1.00% for the Holmes Growth Fund and Global MegaTrends Fund, 1.25% for the Eastern European Fund, and 1.375% for the Global Emerging Markets Fund based on their average net assets. Fees are accrued daily and paid monthly. The new advisory agreement for the equity funds also provides for a base advisory fee that will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a fund's performance and that of its designated benchmark index over the prior 12 months. This performance fee will be effective October 1, 2009.

 Effective October 1, 2008, administrative services that were part of the advisory agreement were removed and became the subject of a separate agreement. Under the new administrative services agreement, the Funds no longer reimburse the Adviser for certain legal and administrative services, but instead pay compensation at an annual rate of 0.08 percent of the average daily net assets of each Fund for administrative services provided.

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

 Prior to October 1, 2008, each Fund had adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allowed an annual fee of up to 0.25% of its average net assets to be used for, or to reimburse the Adviser for, expenditures in connection with sales and promotional services related to the distribution of each Fund's shares. A portion of this fee could be reallowed to securities dealers, banks and other financial institutions for the distribution of shares and providing shareholder support services. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets could be paid by the Fund with distribution expenses accrued in current or future periods, so long as the 0.25% limitation was never exceeded. Effective October 1, 2008, the Funds adopted a new distribution plan under which a subsidiary of the Adviser is paid a fee at an annual rate of 0.25 percent of the average daily net assets of each Fund.

 The Adviser had contractually limited total operating expenses of the Global Emerging Markets Fund to not exceed 2.00% of average net assets on an annualized basis through February 28, 2007. The contract was amended on February 28, 2007, to not exceed 2.50% of average net assets on an annualized basis. Effective May 12, 2008, the Adviser contractually limited total operating expenses of the Global MegaTrends Fund to not exceed 1.85% of average net assets on an annualized basis. Effective October 1, 2008, the Adviser has contractually limited total operating expenses of the Holmes Growth Fund and Eastern European Fund to not exceed 1.75% and 2.25%, respectively, on an annualized basis. All limitations are effective through September 30, 2009.

 For the Eastern European Fund and Global Emerging Markets Fund, the Adviser has contracted with and compensates subadviser Charlemagne Capital
 (IOM) Limited to serve in the execution of the Adviser's investment responsibilities. Effective November 7, 2008, the Adviser assumed the day-to-day management of both the Eastern European Fund and the Global Emerging Markets Fund. Charlemagne Capital (IOM) Limited will continue to serve as a subadviser providing non-discretionary advisory services to these Funds.

 Prior to October 1, 2007, Leeb Capital Management, Inc. provided subadvisory services to the MegaTrends Fund. On October 1, 2007, the Adviser assumed day-to-day management of the Fund, which was renamed Global MegaTrends Fund.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the Funds. Each Fund pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. The Adviser was reimbursed for in-house legal, compliance and internal administration services pertaining to the Funds during the year ended October 31, 2008, in the amounts of $39,312, $44,942 and $11,639, respectively.

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

 Effective October 1, 2008, as noted above, the Funds no longer reimburse the Adviser for in-house legal and administration services as those services are included in the administrative services agreement. The Funds will continue to reimburse the Adviser for certain compliance services.

 Brown Brothers Harriman & Co. (BBH) serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the Funds, certain base fees and transaction-based fees.

 The independent Trustees receive compensation for serving on the Board. Trustees serving as Chairman of the Board or a special committee or as a member of a committee receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

NOTE 3: INVESTMENTS

 Cost of purchases and proceeds from sales of long-term securities for the year ended October 31, 2008, are summarized as follows:

          FUND                               PURCHASES         SALES
  ----------------------------------------------------------------------
  Holmes Growth                            $ 69,288,159   $   80,189,924
  Global MegaTrends                          47,337,302       22,837,074
  Eastern European                          958,143,969    1,249,206,594
  Global Emerging Markets                    32,059,599       44,831,122

 The Eastern European and Global Emerging Markets Funds may be exposed to risks not typically associated with investment in the United States due to their concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of securities owned at October 31, 2008, and the tax basis components of net unrealized appreciation:

                                                GROSS            GROSS       NET UNREALIZED
                                 AGGREGATE    UNREALIZED      UNREALIZED     APPRECIATION/
         FUND                    TAX COST    APPRECIATION    DEPRECIATION    (DEPRECIATION)
 ------------------------------------------------------------------------------------------
 Holmes Growth                  $ 45,594,072   $  671,672    $  (6,645,413)   $  (5,973,741)
 Global MegaTrends                37,119,569      327,739       (9,892,262)      (9,564,523)
 Eastern European                841,529,411    4,923,398     (432,767,596)    (427,844,198)
 Global Emerging Markets          23,618,616       70,382      (11,842,397)     (11,772,015)

 As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                       UNDISTRIBUTED    UNDISTRIBUTED    NET UNREALIZED
                                          ORDINARY        LONG-TERM      APPRECIATION/
         FUND                              INCOME       CAPITAL GAINS    (DEPRECIATION)
  --------------------------------------------------------------------------------------
  Holmes Growth                        $      --        $      --        $  (5,973,700)
  Global MegaTrends                           --               --           (9,564,523)
  Eastern European                            --               --         (428,003,655)
  Global Emerging Markets                     --               --          (11,787,063)

 The differences between book-basis and tax-basis unrealized appreciation (depreciation) for Holmes Growth, Global MegaTrends, Eastern European and Global Emerging Markets Funds are attributable primarily to the tax deferral of losses on wash sales and unreversed return of capital from Canadian trusts.

 Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 2008, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                  ACCUMULATED NET     ACCUMULATED NET       PAID-IN
          FUND                   INVESTMENT INCOME     REALIZED GAIN        CAPITAL
  -------------------------------------------------------------------------------------
  Holmes Growth                     $  413,744         $      9,581       $  (423,325)
  Global MegaTrends                     17,782                3,528           (21,310)
  Eastern European                   2,042,893          (53,938,563)       51,895,670
  Global Emerging Markets            1,949,305             (174,721)       (1,774,584)

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

 The tax character of distributions paid during the year ended October 31, 2008, were as follows:

                                          ORDINARY        LONG-TERM
          FUND                             INCOME       CAPITAL GAINS        TOTAL
  -------------------------------------------------------------------------------------
  Holmes Growth                         $        --      $         --     $         --
  Global MegaTrends                              --         1,317,151        1,317,151
  Eastern European                       55,221,730       218,405,637      273,627,367
  Global Emerging Markets                 5,732,993         3,921,150        9,654,143

 The tax character of distributions paid during the fiscal year ended October 31, 2007, were as follows:

                                          ORDINARY        LONG-TERM
          FUND                             INCOME       CAPITAL GAINS        TOTAL
  -------------------------------------------------------------------------------------
  Holmes Growth                         $         --     $        --      $         --
  Global MegaTrends                           85,614       1,176,070         1,261,684
  Eastern European                       124,453,568      70,903,939       195,357,507
  Global Emerging Markets                  1,164,374       1,299,563         2,463,937

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. At October 31, 2008, Eastern European Fund had no capital loss carryforwards. Holmes Growth Fund had capital loss carryforwards of $24,292,865, $1,040,063 and $2,281,825 expiring fiscal years 2009, 2010 and
 2016, respectively, for a total of $27,614,753. Global MegaTrends Fund had capital loss carryforward of $8,605,703 expiring in 2016. Global Emerging Markets Fund had capital loss carryforward of $4,262,898 expiring in 2016.

NOTE 5: CREDIT ARRANGEMENTS

 Each of the four Funds included in this report, along with other funds under common management, has a revolving credit facility with BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Fund's custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each Fund has a maximum borrowing limit of 10% of qualified assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $30,000,000 at any one time. There were no borrowings under the revolving credit facility during the year ended October 31, 2008. The four Funds included in this report paid BBH a total of $22,885 in commitment fees during the year ended October 31, 2008, under this arrangement.

  NOTES TO FINANCIAL STATEMENTS                            October 31, 2008

NOTE 6: SHARES OF BENEFICIAL INTEREST

 At October 31, 2008, individual shareholders holding more than 5% of outstanding shares comprised 10.2% of the Global MegaTrends Fund. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Investment activities of these shareholders could have a material impact on the Funds.

NOTE 7: EASTERN EUROPEAN FUND STOCK SPLIT

 Effective as of May 27, 2008, the Eastern European Fund instituted a 3-for-1 stock split. All capital share activity and per share data for Eastern European Fund for the previous periods presented in these financial statements has been adjusted to reflect the stock split.

NOTE 8: SUBSEQUENT CHANGE IN FISCAL YEAR-END

 On October 7, 2008, the Trustees approved a change in the fiscal year-end of all Funds in the Trust to December 31, effective for December 31, 2008.

  FINANCIAL HIGHLIGHTS

HOLMES GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                 2008      2007      2006      2005      2004**
NET ASSET VALUE, BEGINNING OF
 YEAR                           $24.78    $18.34    $16.56    $14.38    $13.55
------------------------------------------------------------------------------
Investment Activities
  Net investment loss             (.15)     (.14)     (.14)     (.18)     (.19)
  Net realized and unrealized
   gain (loss)                  (10.49)     6.58      1.92      2.36      1.01
                               -------   -------   -------   -------   -------
  Total from investment
   activities                   (10.64)     6.44      1.78      2.18       .82
                               -------   -------   -------   -------   -------
Distributions                       --        --        --        --        --
Short-Term Trading Fees*            --(a)     --(a)     --(a)     --(a)    .01
------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    $14.14    $24.78    $18.34    $16.56    $14.38
--------------------------------------------------------------------------------
TOTAL RETURN (excluding account
 fees) (b)                      (42.94)%   35.11%    10.75%    15.16%     6.13%
Ratios to Average Net Assets:
  Net investment loss             (.65)%    (.62)%    (.69)%    (.98)%   (1.15)%
  Expenses (c)                    1.74%     1.72%     1.74%     1.83%     1.82%
Portfolio Turnover Rate            140%       98%      290%      268%      192%
NET ASSETS, END OF YEAR
 (IN THOUSANDS)                $36,231   $68,881   $61,810   $65,065   $67,074

  *  Based on average monthly shares outstanding.

 ** Effective June 1, 2004, U.S. Global Investors, Inc. assumed management of Holmes Growth Fund from the former subadviser.

(a)  The per share amount does not round to a full penny.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                            YEAR ENDED OCTOBER 31,
                                     -------------------------------------
                                     2008    2007     2006    2005    2004
     Ratios to Average Net Assets:
     Expenses offset                   --(d)   --(d) (0.01)%    --(d)   --(d)

(d)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GLOBAL MEGATRENDS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                  2008     2007**     2006      2005      2004
NET ASSET VALUE, BEGINNING OF
 YEAR                             $12.75    $11.07    $10.30     $9.20     $8.25
--------------------------------------------------------------------------------
Investment Activities
  Net investment loss                 --(a)   (.11)     (.10)     (.14)     (.17)
  Net realized and unrealized
   gain (loss)                     (5.30)     2.63      1.18      1.24      1.24
                                 -------   -------   -------   -------   -------
  Total from investment
   activities                      (5.30)     2.52      1.08      1.10      1.07
                                 -------   -------   -------   -------   -------
Distributions
  From net investment income          --        --        --        --      (.12)
  From net realized gains           (.85)     (.84)     (.31)       --        --
                                 -------   -------   -------   -------   -------
  Total distributions               (.85)     (.84)     (.31)       --      (.12)
                                 -------   -------   -------   -------   -------
Short-Term Trading Fees* (a)          --        --        --        --        --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR       $6.60    $12.75    $11.07    $10.30     $9.20
--------------------------------------------------------------------------------
TOTAL RETURN (excluding account
 fees) (b)                        (44.50)%   24.49%    10.53%    11.96%    13.01%
Ratios to Average Net Assets:
  Net investment loss               (.06)%    (.93)%    (.89)%   (1.37)%   (1.77)%
  Total expenses                    2.21%     2.49%     2.55%     2.83%     2.83%
  Expenses reimbursed (c)           (.21)%      --        --        --        --
  Net expenses (d)                  2.00%     2.49%     2.55%     2.83%     2.83%
Portfolio Turnover Rate               92%       65%       75%       54%       64%
NET ASSETS, END OF YEAR
 (IN THOUSANDS)                  $25,387   $17,723   $17,077   $14,276   $13,239

  *  Based on average monthly shares outstanding.

 **  Effective October 1, 2007, U.S. Global Investors, Inc.
     assumed management of Global MegaTrends Fund from the former subadviser.

(a)  The per share amount does not round to a full penny.

(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Expenses reimbursed from the Adviser reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(d) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                        YEAR ENDED OCTOBER 31,
                                   --------------------------------
                                   2008   2007   2006   2005   2004
     Ratios to Average Net Assets:
     Expenses offset (e)             --     --     --     --     --

(e)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

EASTERN EUROPEAN FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE YEAR ENDED OCTOBER 31,

                                  2008*       2007*        2006*       2005*      2004*
NET ASSET VALUE, BEGINNING OF
 YEAR                              $19.91       $15.44       $12.88      $9.47      $6.48
-----------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)       (.03)        (.10)         .13       (.03)**    (.01)
  Net realized and unrealized
   gain (loss)                     (10.10)        6.83         3.60       3.81**     3.31
                                 --------   ----------   ----------   --------   --------
  Total from investment
   activities                      (10.13)        6.73         3.73       3.78       3.30
                                 --------   ----------   ----------   --------   --------
Distributions
  From net investment income           --         (.29)          --       (.09)      (.02)
  From net realized gains           (3.46)       (1.98)       (1.22)      (.31)      (.35)
                                 --------   ----------   ----------   --------   --------
  Total distributions               (3.46)       (2.27)       (1.22)      (.40)      (.37)
                                 --------   ----------   ----------   --------   --------
Short-Term Trading Fees**             .03          .01          .05        .03        .06
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR        $6.35       $19.91       $15.44     $12.88      $9.47
-----------------------------------------------------------------------------------------
TOTAL RETURN (excluding account
 fees) (a)                         (61.36)%      48.74%       31.03%     41.43%     54.12%
Ratios to Average Net Assets:
  Net investment income (loss)       (.15)%       (.61)%        .71%      (.31)%     (.23)%
  Total expenses                     1.96%        1.98%        1.95%      2.00%      2.08%
  Expenses reimbursed (b)              --(d)        --           --         --         --
  Net expenses (c)                   1.96%        1.98%        1.95%      2.00%      2.08%
Portfolio Turnover Rate                82%          54%          68%        95%        89%
NET ASSETS, END OF YEAR
 (IN THOUSANDS)                  $415,494   $1,582,707   $1,347,149    $903,855   $279,545

  * The per share amounts shown for the current and prior periods have been adjusted to reflect the 3-for-1 stock split which was effective on May 27, 2008.

 **  Based on average monthly shares outstanding.

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Expenses reimbursed from the Adviser reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(c) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset and for fees rebated from the subadviser. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. Through June 2006, the subadviser of the above fund provided advisory services to two closed-end investment companies that the above fund had invested in. The subadviser rebated amounts to the above fund representing the portion of management fees paid by the two investment companies to the subadviser based on the above fund1s investment. Fees rebated by the subadviser also reduce total expenses. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset and expenses rebated by the subadviser are as follows:

                                        YEAR ENDED OCTOBER 31,
                                   -------------------------------------
                                    2008    2007    2006    2005    2004
     Ratios to Average Net Assets:
     Expenses offset               (0.01)% (0.01)% (0.01)% (0.01)%    --(d)
     Expenses rebated by
      subadviser                     n/a     n/a   (0.01)% (0.02)% (0.05)%

(d)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS

GLOBAL EMERGING MARKETS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                  YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                 OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                     2008           2007           2006         2005 (a)
NET ASSET VALUE, BEGINNING OF
 PERIOD                             $21.88         $13.93         $10.65         $10.00
------------------------------------------------------------------------------------------
Investment Activities
  Net investment income (loss)        (.43)          (.13)           .02            .06
  Net realized and unrealized
   gain (loss)                      (11.98)          9.18           3.50            .56
                                   -------        -------        -------        -------
  Total from investment
   activities                       (12.41)          9.05           3.52            .62
                                   -------        -------        -------        -------
Distributions
  From net investment income          (.46)            --           (.05)            --
  From net realized gains            (3.11)         (1.13)          (.26)            --
                                   -------        -------        -------        -------
  Total distributions                (3.57)         (1.13)          (.31)            --
                                   -------        -------        -------        -------
Short-Term Trading Fees*               .04            .03            .07            .03
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $5.94         $21.88         $13.93         $10.65
------------------------------------------------------------------------------------------
TOTAL RETURN (excluding account
 fees) (b)                          (66.81)%        69.52%         34.16%          6.50%
Ratios to Average Net
 Assets (c):
  Net investment income (loss)       (1.01)%         (.92)%          .13%          1.08%
  Total expenses                      2.80%          2.75%          3.07%          4.16%
  Expenses reimbursed (d)             (.30)%         (.39)%        (1.05)%        (2.16)%
  Net expenses (e)                    2.50%          2.36%          2.02%          2.00%
Portfolio Turnover Rate                 83%           125%           136%            93%
NET ASSETS, END OF PERIOD
 (IN THOUSANDS)                    $11,708        $59,621        $29,029        $16,157

  *  Based on average monthly shares outstanding.

(a)  From February 24, 2005, commencement of operations.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c)  Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed from the Adviser reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset and for fees rebated from the subadviser. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. Through June 2006, the subadviser of the above fund provided advisory services to a closed-end investment company that the above fund had invested in. The subadviser rebated amounts to the above fund representing the portion of management fees paid by the investment company to the subadviser based on the above fund1s investment. Fees rebated by the subadviser also reduce total expenses. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset and expenses rebated by the subadviser are as follows:

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                 OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                    2008           2007           2006         2005 (a)
     Ratios to Average Net
      Assets (c):
     Expenses offset                 --(f)         n/a            n/a            n/a
     Expenses rebated by
      subadviser                    n/a            n/a          (0.02)%           --(f)

(f)  Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.
                                                                         71

  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of U.S. Global Investors Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Holmes Growth Fund, Global MegaTrends Fund, Eastern European Fund and Global Emerging Markets Fund, each a portfolio within the U.S. Global Investors Funds (the "Trust") as of October 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds within the U.S. Global Investors Funds, as of October 31, 2008, and the results of their operations, the changes in their net assets and financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                             /s/ KPMG LLP

Boston, Massachusetts
December 19, 2008

  TRUSTEES AND OFFICERS (UNAUDITED)                        October 31, 2008

The following table presents information about the Trustees as of October 31, 2008, together with a brief description of their principal occupations during the last five years. The Agreement and Declaration of Trust provides that each trustee shall serve as a trustee of the Trust during the lifetime of this Trust and until its termination except as such trustee sooner dies, resigns or is removed. In addition, each trustee who is not an "interested person" of the Trust shall be required to retire in accordance with the terms of any retirement policy then in effect that has been approved by a majority vote of all independent trustees. The current retirement policy provides that the retirement age for non-interested trustees is 72 years of age. If you would like more information about the Trustees, you may call 1-800-US-FUNDS (1-800-873-8637) to request a free copy of the Statement of Additional Information.

NON-INTERESTED TRUSTEES


NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED*
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
=================================================================================
Mr. J. Michael Belz (55)         PRINCIPAL OCCUPATION: President and Chief
7900 Callaghan Road              Executive Officer of Catholic Life Insurance
San Antonio, TX 78229            since 1984.
Trustee                          OTHER DIRECTORSHIPS HELD: Director, Broadway
1998 to present                  National Bank from October 2003 to present.
Thirteen portfolios
---------------------------------------------------------------------------------
James F. Gaertner (65)           PRINCIPAL OCCUPATION: President of Sam Houston
7900 Callaghan Road              State University from August 2001 to present.
San Antonio, TX 78229            OTHER DIRECTORSHIPS HELD: Chairman of the Audit
Trustee                          Committee, Tandy Brands Accessories, Inc. from
2002 to present                  October 1997 to present.
Thirteen portfolios
---------------------------------------------------------------------------------
Clark R. Mandigo (65)            PRINCIPAL OCCUPATION: Restaurant operator,
7900 Callaghan Road              business consultant since 1991.
San Antonio, TX 78229
Trustee
1993 to present
Thirteen portfolios
---------------------------------------------------------------------------------
Joe C. McKinney (61)             PRINCIPAL OCCUPATION: Vice Chairman, Broadway
7900 Callaghan Road              National Bank from October 2002 to present.
San Antonio, TX 78229            OTHER DIRECTORSHIPS HELD: Director, Broadway
Trustee                          National Bank from October 2002 to present;
2008 to present                  Director, USAA Real Estate Company from
Thirteen portfolios              September 2004 to present; Director, Luby's,
                                 Inc. from January 2003 to present.
=================================================================================

*These dates include service for a predecessor trust.

  TRUSTEES AND OFFICERS (UNAUDITED)                        October 31, 2008

INTERESTED TRUSTEE

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED*
NUMBER OF PORTFOLIOS IN FUND      PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITIONS
COMPLEX OVERSEEN BY TRUSTEE      DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD
=================================================================================
Frank Holmes ** (53)             PRINCIPAL OCCUPATION: Director, Chief Executive
7900 Callaghan Road              Officer, and Chief Investment Officer of the
San Antonio, TX 78229            Adviser. Since October 1989, Mr. Holmes has
Trustee, Chief Executive         served and continues to serve in various
Officer, Chief Investment        positions with the Adviser, its subsidiaries,
Officer, President 1989 to       and the investment companies it sponsors.
present                          OTHER DIRECTORSHIPS HELD: Director of 71316
Thirteen portfolios              Ontario, Inc. since April 1987 and of F. E.
                                 Holmes Organization, Inc. since July 1978.
                                 Chairman of the Board of Directors of Endeavour
                                 Mining Capital Corp. since November 2005.***
=================================================================================

  *These dates include service for a predecessor trust.

 **Mr. Holmes is an "interested person" of the Trust by virtue of his positions with U.S. Global Investors, Inc.

***Mr. Holmes resigned as the Chairman of Endeavour Mining Capital Corp. on
   November 6, 2008.

  TRUSTEES AND OFFICERS (UNAUDITED)                        October 31, 2008

The following table presents information about each Officer of the Trust as of October 31, 2008, together with a brief description of their principal occupations during the last five years. Each holds office until his or her successor is duly elected and qualified.

OFFICERS

NAME (AGE)
ADDRESS
POSITIONS HELD WITH TRUST
LENGTH OF TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
================================================================================
Frank Holmes (53)                Director, Chief Executive Officer, and Chief
7900 Callaghan Road              Investment Officer of the Adviser. Since
San Antonio, TX 78229            October 1989, Mr. Holmes has served and
Trustee, Chief Executive         continues to serve in various positions with
Officer, Chief Investment        the Adviser, its subsidiaries, and the
Officer, President               investment companies it sponsors.
January 1990 to present
--------------------------------------------------------------------------------
Susan McGee (49)                 President and General Counsel of the Adviser.
7900 Callaghan Road              Since September 1992, Ms. McGee has served and
San Antonio, TX 78229            continues to serve in various positions with
Executive Vice President,        the Adviser, its subsidiaries, and the
Secretary, General Counsel       investment companies it sponsors.
March 1997 to present
--------------------------------------------------------------------------------
Catherine Rademacher (48)        Chief Financial Officer of the Adviser. Since
7900 Callaghan Road              April 2004, Ms. Rademacher has served in
San Antonio, TX 78229            various positions with the Adviser, its
Treasurer                        subsidiaries, and the investment companies it
July 2004 to present             sponsors. Associate with Resources Connection
                                 from July 2003 to February 2004.
--------------------------------------------------------------------------------
James L. Love (39)               Chief Compliance Officer of the Adviser since
7900 Callaghan Road              September 2007. Executive Director Executive
San Antonio, TX 78229            Attorney from January 2003 to September 2007,
Chief Compliance Officer         Senior Counsel May 2002 to January 2003 with
September 2007 to present        USAA.
--------------------------------------------------------------------------------
Mark Carter (40)                 Vice President, Shareholder Services of the
7900 Callaghan Road              Adviser since April 2008. Operations Manager of
San Antonio, TX 78229            the Adviser from April 2007 through March 2008,
Vice President Shareholder       Transfer Agent Operations Manager, Invesco AIM
Services                         from 2004 to April 2007.
April 2008 to present
--------------------------------------------------------------------------------
T. Kelly Niland (46)             Director of Portfolio Administration of the
7900 Callaghan Road              Adviser since January 2006. Fund Accounting
San Antonio, TX 78229            Manager with AIM Investments from June 1992 to
Assistant Treasurer              January 2006.
June 2006 to present
================================================================================

*These dates include service for a predecessor trust.

  ADDITIONAL INFORMATION (UNAUDITED)

ADDITIONAL FEDERAL TAX INFORMATION

The percentage of ordinary income dividends paid by the Funds during the year ended October 31, 2008, which qualify for the Dividends Received Deduction available to corporate shareholders was:

    Global MegaTrends                         0%
    Eastern European                          0%
    Global Emerging Markets                   0%

The Funds hereby designate the following approximate amounts as capital gain dividends for the purpose of the dividends paid deduction:

    Global MegaTrends                 $1,317,151
    Eastern European                 273,699,984
    Global Emerging Markets            3,921,150

In January 2009, the Funds will report on Form 1099-DIV the tax status of all distributions made during the calendar year 2007. The Funds intend to distribute the maximum amount of qualified dividend income allowable. The amount of qualified dividend income distributed by each fund will be reported to shareholders on their Form 1099-DIV. Shareholders should use the information on Form 1099-DIV for their income tax returns.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds' statement of additional information (Form
485B), which can be found on the SEC's website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS
(1-800-873-8637) or accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. Shareholders can look up the Funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

  ADDITIONAL INFORMATION (UNAUDITED)

APPROVAL OF THE ADVISORY AGREEMENT FOR EACH FUND AND SUBADVISORY AGREEMENTS FOR THE EASTERN EUROPEAN FUND AND GLOBAL EMERGING MARKETS FUND

On May 14, 2008, the Board of Trustees (the "Board") of U.S. Global Accolade Funds (prior to reorganization referenced below), including all of the trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved continuation of the advisory agreement with the Adviser for each fund for an additional one-year term and approved continuation of the subadvisory agreements with Charlemagne Capital (IOM) Ltd. ("Charlemagne" or "Subadviser") for the Eastern European Fund and the Global Emerging Markets Fund for an additional one-year term. In considering approval of the agreements, the trustees reviewed a variety of materials relating to each fund, the Adviser, and the Subadviser including:
(i) the nature, extent and quality of services provided; (ii) comparison of services rendered and amounts paid to other registered investment companies, including other registered investment companies managed by the Adviser, other accounts managed by the Adviser and other accounts managed by the Subadviser; (iii) the investment performance of the funds measured against appropriate benchmarks; (iv) the costs of services provided and estimated profits realized by the Adviser (and its affiliates) and the Subadviser; (v) the extent to which economies of scale are realized as the funds grow; (vi) whether fee levels reflect any possible economies of scale for the benefit of fund shareholders; and (vii) benefits realized by the Adviser (and its affiliates) and the Subadviser from their relationship with the funds.

The Independent Trustees began their process of reviewing information and considering approval of the agreement on March 6, 2008. They were represented by independent legal counsel throughout the process. The Independent Trustees received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the agreement. After their review of the information received, the Independent Trustees presented their findings and recommendations to the full Board.

The Board reviewed the functions performed by the Adviser and the Subadviser, the portfolio management team and support staff of the Adviser (for the Holmes Growth Fund and the Global MegaTrends Fund) and the Subadviser (for the Eastern European and Global Emerging Markets Funds) and the Adviser or Subadviser's investment strategy and process for each fund, the Adviser and the Subadviser's financial condition, and considered the quality of services provided. The Board also reviewed information on the performance of each fund, along with the performance information of a relevant securities index and a group of peer funds. This information showed that for the period of time the Adviser has managed the Holmes Growth Fund (since June 1, 2004), the relative performance of the Holmes Growth Fund has been good, that the relative performance of the Global MegaTrends Fund has been good for both the short and mid-term periods and that while the Eastern European Fund had satisfactory performance during the short-term period, the relative performance of the Eastern European Fund has been good for the long-term period. For the Global Emerging Markets Fund, the Board reviewed the relative performance information since its inception (February 24, 2005) and noted the above average performance of the fund. Based on the information provided and the Board's previous experience with the Adviser and the Subadviser, the

  ADDITIONAL INFORMATION (UNAUDITED)

Board concluded that the nature and extent of the services provided by the Adviser and the Subadviser were appropriate and that the quality was good.

The Board also reviewed information on each fund's expense ratio (and net expense ratio (after taking into account the contractual expense cap agreement) of the Global Emerging Markets Fund) and management fee with comparisons to a peer group of funds. The Board also compared the advisory fee to the fees charged by the Adviser to other registered investment companies and to three non-U.S. registered hedge funds. (However, the Board noted that those other investment companies and the hedge funds have different investment policies than the funds and that the Adviser does not manage other investment companies or products similar to the funds.)

The Board noted that the management fee and expense ratio for the Global MegaTrends Fund and the Holmes Growth Fund were higher than those of comparable funds, and that the management fee and expense ratio for both the Eastern European Fund the Global Emerging Markets Fund (after giving effect to the expense cap) were competitive.

The Board considered the subadvisory fee rates for the Eastern European and Global Emerging Markets Funds. The Board compared the subadvisory fee rates to fees charged by the Subadviser for similar accounts. The Board noted that the fee charged by the Subadviser for the Eastern European Fund was competitive and the fee charged by the Subadviser for the Global Emerging Markets Fund was higher than average. Also, the Board noted that the Adviser and Subadviser have agreed to cap expenses of the Global Emerging Markets Fund at 2.50% through February 2009.

In each case, the Board concluded that the management fee and subadvisory fee were reasonable and appropriate in amount given the quality of services provided.

The Board considered the fee structure of the agreements, including the costs of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the funds. For the Global Emerging Markets Fund, the Board also considered the expense cap agreement. The Board concluded for each fund that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the fund. The Board considered the profitability information provided by the Subadviser to the Eastern European and Global Emerging Markets Funds with respect to its fees received under the subadvisory agreements. The Board considered that the subadvisory fee rates were negotiated at arm's length between the Adviser and the Subadviser, and that the Subadviser would be paid by the Adviser.

As part of its review of the agreements, the Board considered whether there will be economies of scale with respect to the management of each fund and whether each fund will benefit from any economies of scale. The Board reviewed each fund's asset size and whether the Adviser and Subadviser were realizing economies of scale. The Board noted that, in all cases, the Adviser represented that the Adviser's increased costs of administration negate any potential economies of scale. With respect to the Eastern European Fund, the Board noted the fund's large asset size, as well as the Subadviser's increased costs in managing a larger portfolio. Based upon its review of all available information, the Board concluded for each fund that the flat management fee was reasonable and appropriate. The Board considered that the fees for the Eastern European and

  ADDITIONAL INFORMATION (UNAUDITED)

Global Emerging Markets Funds are commercially agreed upon between the Adviser and Subadviser. The Board concluded for each of the Eastern European and Global Emerging Markets Funds that, given the nature and size of each fund and the costs of the respective Subadviser in providing portfolio management services, the subadvisory fee reflects an appropriate level of sharing of any economies of scale.

The Board considered that the Adviser (with respect to the Holmes Growth and Global MegaTrends Funds) and the Subadviser of the Eastern European and Global Emerging Markets Funds engage in soft dollar arrangements in connection with brokerage transactions for the Funds. The Board also considered benefits derived by the Adviser from its relationship with the funds, including the other services provided and fees received by affiliates of the Adviser for providing such services, and concluded for each fund that the direct and indirect benefits accruing to the Adviser were reasonable in comparison with the costs of providing advisory services, the management fee charged the fund, the Adviser's commitment to reimburse expenses (with respect to the Global Emerging Markets Fund) and the benefits to the fund.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each trustee not necessarily attributing the same weight to each factor, the Board of Trustees, including the Independent Trustees, concluded that approval of the advisory agreement would be in the interests of each fund and that approval of the subadvisory agreements would be in the interests of the Eastern European Fund and the Global Emerging Markets Fund. Accordingly, on May 14, 2008, the Board of Trustees, including the Independent Trustees, voted (1) to approve continuation of the advisory agreement with respect to each fund; and (2) to approve continuation of the subadvisory agreements with respect to the Eastern European Fund and Global Emerging Markets Fund.

                                * * * * * *

On July 31, 2008, the Board of Trustees (the "Board") of U.S. Global Investors Funds, the Delaware statutory trust into which the U.S. Global Accolade Funds were reorganized, including all of the trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved a new advisory agreement with the Adviser for each fund for a one-year term and approved new subadvisory agreements for the Eastern European Fund and the Global Emerging Markets Fund for a one-year term, effective October 1, 2008. The Independent Trustees considered the materials provided by the Adviser in support of the new form of advisory agreement, along with the applicable rules and regulations related to the proposal. The Board also considered the Adviser's representation that the Board may rely on and take into account the information provided in connection with the prior advisory agreement for each fund.

  ADDITIONAL INFORMATION (UNAUDITED)

With respect to the new form of advisory agreement, the Board considered the following factors, among others:

* Pro forma advisory fee and expense ratio analyses prepared by a third party and by management, giving effect to the advisory fees under the advisory agreement, the administration expenses under the administrative services agreement and the distribution plan (as applicable).

* Current and pro forma expense data for each fund;

* Information on the selection of the proposed benchmarks, on a fund-by-fund basis (as applicable), for the proposed performance fee adjustments;

* Information comparing the historical performance of each fund with a proposed performance fee adjustment to its proposed benchmark;

* The pro forma profitability impact to the Adviser from the advisory agreement and administrative services agreement;

* Historical and pro forma historical performance data for each fund, giving effect to the advisory agreement, administrative services agreement and the distribution plan (as applicable), along with the fund's historical and pro forma peer group rank; and

* The Adviser's agreement to cap the expenses for each fund for the one-year period of the advisory agreement.

The Board took note of the following factors, among others: (1) the nature, extent and quality of services provided by the Adviser, (2) the advisory fees and expense ratio, (3) the profits realized by the Adviser and its affiliates from their relationship with the funds, (4) whether the funds benefit from any economies of scale, and (5) the benefits realized by the Adviser and its affiliates from their relationship with the funds. The board reached the following conclusions in approving the Advisory Agreement for each applicable fund: (1) the nature and extent of the services historically provided by the Adviser were appropriate and the quality of services was good, (2) the advisory fees, coupled with the Adviser's commitment to cap expenses, were reasonable and appropriate in amount given the quality of services provided, (3) the profits to be realized by the Adviser from the advisory agreement and administrative services agreement were reasonable in comparison with the costs of providing investment advisory services to the Funds, (4) with respect to economies of scale, profitability to the Adviser and its affiliates is not excessive, and (5) the direct and indirect benefits accruing to the Adviser were reasonable in comparison with the costs of providing advisory services, the advisory fees charged, the Adviser's commitment to cap expenses (as applicable) and the benefits to the funds.

With respect to the new form of subadvisory agreements, the Board considered the following factors, among others:

* The Adviser's obligation to pay Charlemagne's subadvisory fees;

* Information on the selection of the proposed benchmarks for the proposed performance fee adjustments;

  ADDITIONAL INFORMATION (UNAUDITED)

* Information comparing the historical performance of each fund to its proposed benchmark; and

* The overall scope of the services being provided by Charlemagne and the standard of care applicable to those services.

The Board also considered Charlemagne's representation that the Board may rely on and take into account the information provided in connection with the renewal of the prior subadvisory agreements for the funds.

The Board took note of the following factors, among others: (1) the nature, extent and quality of services provided by Charlemagne, (2) the subadvisory fees and expense ratio, (3) the profits realized by Charlemagne from its relationship with the Funds, (4) whether the Funds benefit from any economies of scale, and (5) the benefits realized by Charlemagne from its relationships with the funds. The Board reached the following conclusions in approving the subadvisory agreement for each applicable Fund: (1) the nature and extent of the services provided by Charlemagne were appropriate and the quality of services was good, (2) the subadvisory fees, coupled with the fact that the Adviser, not the funds, is obligated to pay the subadvisory fees, were reasonable and appropriate in amount given the quantity of services provided, (3) profitability to Charlemagne and its affiliates is not excessive, (4) the subadvisory fee reflected an appropriate level of sharing of any economies of scale, and (5) the direct and indirect benefits accruing to Charlemagne were reasonable in comparison with the benefits to the funds.

Based on all the information considered and the conclusions reached, the Board determined that the terms of the new advisory agreement and subadvisory agreements, effective October 1, 2008, are fair and reasonable and that the approval of the new agreements is in the best interests of each applicable fund.

SHAREHOLDER VOTES

On September 23, 2008, a special meeting of the shareholders of U.S. Global Accolade Funds was held. The following proposals were presented to and approved by the shareholders:

1. HOLMES GROWTH FUND, GLOBAL MEGATRENDS FUND, EASTERN EUROPEAN FUND, GLOBAL EMERGING MARKETS FUND. To approve the reorganization of the funds from a Massachusetts business trust into a corresponding new fund organized under a Delaware statutory trust.

2. HOLMES GROWTH FUND, GLOBAL MEGATRENDS FUND, EASTERN EUROPEAN FUND, GLOBAL EMERGING MARKETS FUND. To approve a new Distribution Plan.

3. HOLMES GROWTH FUND, GLOBAL MEGATRENDS FUND, EASTERN EUROPEAN FUND, GLOBAL EMERGING MARKETS FUND. To approve a new Advisory Agreement for each fund.

4. EASTERN EUROPEAN FUND, GLOBAL EMERGING MARKETS FUND. To approve a new Subadvisory Agreement.

5. EASTERN EUROPEAN FUND. To approve a change in the Eastern European Fund's concentration policy to permit the Fund to invest more than 25% of its assets in securities of companies involved in oil, gas, or banking.

  ADDITIONAL INFORMATION (UNAUDITED)

The results of the votes were as follows:

                                                                                   BROKER
                                                                                    NON-
             PROPOSAL                   FOR       AGAINST    ABSTAIN   WITHHELD     VOTES
-------------------------------------------------------------------------------------------
PROPOSAL 1:
Holmes Growth Fund                    1,352,751     38,960    114,213     NA         NA
Global MegaTrends Fund                2,308,744     52,916     89,602     NA         NA
Eastern European Fund                38,455,936  1,995,260  2,710,054     NA         NA
Global Emerging Markets Fund          1,422,684     55,770     69,801     NA         NA
PROPOSAL 2:
Holmes Growth Fund                    1,284,882     92,103    128,940     NA         NA
Global MegaTrends Fund                2,151,788    195,073    104,399     NA         NA
Eastern European Fund                36,504,095  3,599,903  3,507,251     NA         NA
Global Emerging Markets Fund          1,352,678    123,011     72,564     NA         NA
PROPOSAL 3:
Holmes Growth Fund                    1,302,024     79,067    124,833     NA         NA
Global MegaTrends Fund                2,249,976    100,701    100,583     NA         NA
Eastern European Fund                37,069,635  3,097,725  2,993,890     NA         NA
Global Emerging Markets Fund          1,369,090    103,485     75,680     NA         NA
PROPOSAL 4:
Eastern European Fund                36,815,530  3,252,378  3,093,342     NA         NA
Global Emerging Markets Fund          1,377,198     93,740     77,316     NA         NA
PROPOSAL 5:
Eastern European Fund                36,947,044  3,531,956  2,682,252     NA         NA
-------------------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

    (a) The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

    (b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

    (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

    (d)  Not applicable.

    (e)  Not applicable.

    (f) The registrant has posted such code of ethics on its Internet website at www.usfunds.com.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

For the period from November 1, 2007 through September 30, 2008, the registrant's Board of Trustees determined that the registrant had at least one "audit committee financial expert" serving on its audit committee: Mr. Clark Mandigo, who is "independent" (as defined in Item 3 of Form N-CSR.). Effective October 1, 2008, pursuant to reorganization of the U.S. Global Accolade Funds, a Massachusetts business trust, into a Delaware statutory trust under the name U.S. Global Investors Funds, the following audit committee financial experts, both of whom are independent trustees, were designated: Mr. Clark Mandigo and Dr. James F. Gaertner.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) AUDIT FEES
The aggregate fees billed to the registrant for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for the funds listed in Attachment A were $90,090 and $85,995 for the fiscal years ended October 31, 2008, and 2007, respectively.

(B) AUDIT-RELATED FEES
There were no fees billed for assurance and related services by the registrant's principal accountant that were reasonably related to the performance of the audit of the registrant's financial statements and were not reported under paragraph (a) of this Item for the fiscal years ended October 31, 2008, and 2007, respectively.

(C) TAX FEES
The aggregate fees billed for professional services rendered by the registrant's principal accountant for tax compliance, tax advice and tax planning for the funds listed in Attachment A were $21,780 and $19,800 for the fiscal years ended October 31, 2008, and 2007, respectively. The nature of the services comprising the tax fees included the review of the registrant's income and excise tax returns and distribution requirements.

(D) ALL OTHER FEES
There were no other fees during the fiscal years ended October 31, 2008, and 2007 billed to the registrant.

(E)(1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including approval in advance of audit and non-audit services at regularly scheduled audit committee meetings. If non-audit services are required between regularly scheduled audit committee meetings, approval may be authorized by the chairman of the audit committee for non-prohibited services for engagements of less than $3,500 with notification of other audit committee members at the next scheduled audit committee meeting.

   (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(F) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(G) The aggregate fees billed by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $116,340 and $101,200 for the fiscal years ended October 31, 2008, and 2007, respectively. These fees related to audit and tax services rendered to another trust and the issuance of a report on internal controls for an entity controlled by the investment adviser.

(H) All non-audit services rendered in (g) above were considered by the registrant's audit committee in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting that occurred in the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics is posted on registrant's Internet website at www.usfunds.com.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)   Not applicable.

(b) Certifications of principal executive officer and principal financial officer pursuant to section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS




By:    /s/ Frank E. Holmes
       -----------------------------------
       Frank E. Holmes
       President, Chief Executive Officer

Date:  January 2, 2009




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:    /s/ Frank E. Holmes
       -----------------------------------
       Frank E. Holmes
       President, Chief Executive Officer

Date:  January 2, 2009





By:    /s/ Catherine A. Rademacher
       -----------------------------------
       Catherine A. Rademacher
       Treasurer

Date:  January 2, 2009